As filed on May 8, 2001                             File No. 333-36074

                             SECURITIES AND EXCHANGE COMMISSION
                                   Washington, D.C. 20549
                                         Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933              X
                                                                    ---
      Pre-Effective Amendment No.                                   ---
      Post-Effective Amendment No.  4                                X
                                                                    ---
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      X
                                                                    ---
      Amendment No. 6                                                X
                                                                    ---

                      INVESCO COUNSELOR SERIES FUNDS, INC.
                (formerly, INVESCO Advantage Series Funds, Inc.)
               (Exact Name of Registrant as Specified in Charter)
                  7800 E. Union Avenue, Denver, Colorado 80237
                    (Address of Principal Executive Offices)
                  P.O. Box 173706, Denver, Colorado 80217-3706
                                (Mailing Address)
       Registrant's Telephone Number, including Area Code: (303) 930-6300
                               Glen A. Payne, Esq.
                              7800 E. Union Avenue
                             Denver, Colorado 80237
                     (Name and Address of Agent for Service)
                                  ------------
                                   Copies to:
            Clifford J. Alexander, Esq.         Ronald M. Feiman, Esq.
            Kirkpatrick & Lockhart LLP           Mayer, Brown & Platt
          1800 Massachusetts Avenue, N.W.           1675 Broadway
                   Second Floor             New York, New York 10019-5820
           Washington, D.C. 20036-1800
                                  ------------
Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective.

It is proposed that this filing will become effective (check appropriate box)
___   immediately upon filing pursuant to paragraph (b)
 X    on May 9, 2001, pursuant to paragraph (b)
___   60 days after filing pursuant to paragraph (a)(1)
___   on _____________, pursuant to paragraph (a)(1)
___   75 days after filing pursuant to paragraph (a)(2)
___   on _________, pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:
 X    this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PROSPECTUS | MAY 15, 2001

--------------------------------------------------------------------------------
YOU SHOULD KNOW WHAT INVESCO KNOWS(R)
--------------------------------------------------------------------------------

INVESCO COUNSELOR SERIES FUNDS, INC.
INVESCO ADVANTAGE GLOBAL HEALTH SCIENCES FUND - CLASS A, B AND C

A MUTUAL FUND DESIGNED FOR INVESTORS SEEKING LONG-TERM CAPITAL APPRECIATION. CLASS A, B AND C SHARES ARE SOLD PRIMARILY THROUGH THIRD PARTIES, SUCH AS BROKERS, BANKS AND FINANCIAL PLANNERS.

TABLE OF CONTENTS

Investment Goals, Strategies And Risks.........................................3
Fund Performance...............................................................5
Fees And Expenses..............................................................6
Investment Risks...............................................................7
Principal Risks Associated With The Fund.......................................8
Temporary Defensive Positions.................................................11
Portfolio Turnover............................................................11
Fund Management...............................................................12
Portfolio Manager.............................................................12
Potential Rewards.............................................................12
Share Price...................................................................13
How To Buy Shares.............................................................13
How To Sell Shares............................................................19
Taxes.........................................................................21
Dividends And Capital Gain Distributions......................................21
Financial Highlights..........................................................23

No dealer, salesperson, or any other person has been authorized to give any information or to make any representations other than those contained in this Prospectus, and you should not rely on such other information or representations.

                        [INVESCO ICON] INVESCO FUNDS(R)

The Securities and Exchange Commission has not approved or disapproved the shares of this Fund. Likewise, the Commission has not determined if this Prospectus is truthful or complete. Anyone who tells you otherwise is committing a federal crime.

INVESCO Funds Group, Inc. ("INVESCO") is the investment adviser for the Fund. Together with our affiliated companies, we at INVESCO direct all aspects of the management of the Fund.

This Prospectus contains important information about the Fund's Class A, B and C shares, which are sold primarily through third parties, such as brokers, banks, and financial planners. Each of the Fund's classes has varying expenses, with resulting effects on their performance. You can choose the class of shares that is best for you, based on how much you plan to invest and other relevant factors discussed in "How To Buy Shares."

THIS PROSPECTUS WILL TELL YOU MORE ABOUT:

[KEY ICON] INVESTMENT GOALS & STRATEGIES
[ARROWS ICON] POTENTIAL INVESTMENT RISKS
[GRAPH ICON] PAST PERFORMANCE
[INVESCO ICON] WORKING WITH INVESCO
--------------------------------------------------------------------------------
[KEY ICON][ARROWS ICON] INVESTMENT GOALS, STRATEGIES AND RISKS

The Fund seeks to make your investment grow. It is aggressively managed. The Fund invests primarily in equity securities that INVESCO believes will rise in price faster than other securities, as well as in options, futures and other investments whose values are based upon the values of equity securities. The Fund also engages in short-selling and may engage in borrowing to fund the purchase of securities, a practice known as "leveraging."

The Fund invests primarily in the equity securities of companies that develop, produce or distribute products or services related to health care. These companies include, but are not limited to, medical equipment or supplies, pharmaceuticals, health care facilities, and applied research and development of new products or services. A portion of the Fund's assets is not required to be invested in the sector. To determine whether a potential investment is truly doing business in the health sciences sector, a company must meet at least one of the following tests:
o At least 50% of its gross income or its net sales must come from activities in the health sciences sector;
o At least 50% of its assets must be devoted to producing revenues from the health sciences sector; or
o Based on other available information, we determine that its primary business is within the health sciences sector.

The Fund will, under normal circumstances, invest primarily in issuers from at least three different countries, including the United States. The Fund may at times invest in fewer than three countries or even a single country. We define a "foreign" company as one that has its principal business activities outside of the United States. Since many companies do business all over the world, including in the United States, we look at several factors to determine where a company's principal business activities are located, including:

o The physical location of the company's  management  personnel;  and
o Whether more than 50% of its assets are located  outside the United States; or
o Whether more than 50% of its income is earned  outside  the United States.

We target strongly managed, innovative companies with new or dominant products. INVESCO attempts to blend well-established health care firms with faster-growing, more dynamic entities. Well-established health care companies typically provide liquidity and earnings visibility for the portfolio and represent core holdings in the Fund. The remainder of the portfolio consists of faster-growing, more dynamic health care companies, which have new products or are increasing their market share of existing products. Many faster-growing health care companies have limited operating histories and their potential profitability may be dependent on regulatory approval of their products, which increases the volatility of these companies' securities prices.

Many of these health care activities are funded or subsidized by governments; withdrawal or curtailment of this support could lower the profitability and market prices of such companies. Changes in government regulation could also have an adverse impact. Continuing technological advances may mean rapid obsolescence of products and services.

The Fund is managed in the growth style. At INVESCO, growth investing starts with research from the "bottom up," and focuses on company fundamentals and growth prospects.

We seek securities for the Fund that meet the following standards:
o EXCEPTIONAL GROWTH: The markets and industries they represent are growing significantly faster than the economy as a whole.
o LEADERSHIP: They are leaders -- or emerging leaders -- in their markets, securing their positions through technology, marketing, distribution or some other innovative means.
o FINANCIAL VALIDATION: Their returns -- in the form of sales unit growth, rising operating margins, internal funding and other factors -- demonstrate exceptional growth and leadership.

Growth investing may be more volatile than other investment styles because growth stocks are more sensitive to investor perceptions of an issuing company's growth potential. Growth-oriented funds typically will underperform value-oriented funds when investor sentiment favors the value investing style.

The Fund uses an aggressive strategy. The Fund is not restricted to investing in companies of any particular market capitalization. It invests primarily in the securities of companies that INVESCO believes will give the Fund an investment advantage, i.e., an unusual development in a company or group of companies which INVESCO believes has the potential for above-average growth in revenues and earnings and has favorable prospects for future growth. Advantageous situations may involve:
o a technological advance or discovery, the offering of a new or unique product or service, or changes in consumer demand or consumption forecasts;
o changes in the competitive outlook or growth potential of an industry or a company within an industry, including changes in the scope or nature of foreign competition or development of an emerging industry;
o new or changed management, or material changes in management policies;
o reorganizations, recapitalizations, mergers and liquidations;
o significant economic or political occurrences, including changes in foreign or domestic import and tax laws or other regulations; or
o other events, including a major change in demographic patterns, favorable litigation settlements, or natural disasters.

Although large and well-known companies may be involved, advantageous investment opportunities more often involve comparatively small or unseasoned companies. Investments in unseasoned companies and potentially advantageous situations often involve much greater risk than investments in other securities. Advantageous situations involve change, and, although INVESCO believes that changes will provide the Fund with an investment advantage, changes are inherently unpredictable and may not ultimately develop to the benefit of the Fund.

The Fund's investments may be diversified across the health sciences sector. However, because the Fund's investments are limited to a comparatively narrow segment of the economy, the Fund's investments are not as diversified as investments of most mutual funds, and far less diversified than the broad securities markets. This means that the Fund tends to be more volatile than other mutual funds, and the values of its portfolio investments tend to go up and down more rapidly. As a result, the value of your investment in the Fund may rise or fall rapidly.

A principal investment technique of the Fund is to "sell short" significant amounts of securities. In a short sale, the Fund sells a security it does not own in expectation that its price will decline by the time the Fund closes out the short position by purchasing the security at the then-prevailing market price. When the Fund sells a security short, INVESCO believes that the security sold short will decrease in value more quickly than the market as a whole.

The Fund seeks to participate in the initial public offering ("IPO") market, and a significant portion of the Fund's returns may be attributable to IPO investments; the impact on the Fund's performance of IPO investments will be magnified if the Fund has a small asset base. The IPO market has been volatile in recent years. Even when the IPO market is robust, there is no guarantee that it will continue to be so, and, as the Fund's assets grow, there is no guarantee that the impact of IPO investing - even in a strong IPO market - will produce positive performance.

The Fund may, from time to time, discontinue public sales of its shares to new investors. Existing shareholders of the Fund who maintain open accounts would be permitted to make additional investments in the Fund. During any closed period, the Fund may impose different standards for additional investments. Also, during a closed period, the Fund will continue to pay Rule 12b-1 fees. The Fund may also choose to resume sales of shares to new investors.

The Fund is subject to other principal risks such as those associated with derivatives, including options and futures. The Fund will use derivatives to hedge certain risks in the portfolio and to attempt to enhance Fund performance. Although the performance of derivatives is tied to that of the market, there is a risk that derivatives will not perform as expected. In addition, there is a risk that parties with whom the Fund enters into derivatives transactions will not be able to perform their obligations to the Fund. The Fund may borrow to buy securities. To the extent that the Fund does borrow, the risk of loss is magnified if the value of the security purchased decreases. The Fund will invest in securities of non-U.S. issuers, which generally carry not only market risks, but also risks that are not present with investing in U.S. securities. The Fund is also not diversified, which means that it may concentrate its investments in the securities of a comparatively small number of issuers. Changes in the prices of those securities will have a greater impact on the price of Fund shares than if the Fund was invested in a wider range of securities.

In addition, the Fund is subject to other principal risks such as market, foreign securities, liquidity, counterparty, lack of timely information and portfolio turnover risks. These risks are described and discussed later in the Prospectus under the headings "Investment Risks" and "Principal Risks Associated With The Fund." An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. As with any mutual fund, there is always a risk that you may lose money on your investment in the Fund.

[GRAPH ICON] FUND PERFORMANCE

Since the Fund's shares were not offered until May 16, 2001, the bar chart below shows the INVESCO Global Health Sciences ("GHS") Fund's actual yearly performance for the years ended December 31 (commonly known as its "total return") since inception. GHS is the predecessor closed-end fund to the Fund. Because GHS was reorganized into the Fund on May 15, 2001, GHS shares are not offered in this prospectus. Performance of the Fund would be similar because both funds have similar investment objectives and restrictions and are managed by the same adviser and personnel. It cannot be determined that future holdings of the Fund would be substantially identical to those in GHS. The returns would differ, however, to the extent of differing levels of expenses. Also, as a result of the May 15, 2001 reorganization, GHS was subject to different investment policies and strategies, such as different diversification requirements under the Investment Company Act of 1940, the ability to leverage, and the greater ability to short securities. If these expenses and requirements were applied to the Fund, the total returns shown would vary. The table below shows average annual total returns for various periods ended December 31, 2000 for GHS Fund's shares compared to the S&P Health Care Composite Index and the Morgan Stanley Health Care Product Index. The information in the chart and table illustrates the variability of GHS Fund's share's total return and how its performance compared to a broad measure of market performance. Remember, past performance does not indicate how the Fund will perform in the future.

The chart below contains the following plot points:

--------------------------------------------------------------------------------
                           GLOBAL HEALTH SCIENCES FUND
                    ACTUAL ANNUAL TOTAL RETURN(1),(2),(3),(4)
================================================================================
                               [GRAPHIC OMITTED]
     1993      1994      1995     1996      1997      1998      1999      2000
   (5.52%)     2.21%    67.34%    9.31%    17.52%    32.34%    (0.76%)   32.21%
--------------------------------------------------------------------------------
Best Calendar Qtr.   6/00     23.90%
Worst Calendar Qtr.  3/93    (14.56%)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                       AVERAGE ANNUAL TOTAL RETURN(1),(2),(3)
                                                    AS OF 12/31/00
                                  ----------------------------------------------
                                    1 YEAR         5 YEARS      SINCE INCEPTION
--------------------------------------------------------------------------------

Global Health Sciences Fund(4)       32.21%          17.41%          14.71%(4)
S&P Health Care Composite Index(5)   34.38%          23.92%          15.26%
Morgan Stanley Health Care           29.61%          25.23%          31.39%
Product Index(5),(6)

(1) Total return figures include reinvested dividends and capital gain distributions, and include the effect of the GHS Fund's expenses.
(2) The total returns are for shares of GHS Fund which reorganized into the Fund on May 15, 2001. Total returns of the Fund will differ to the extent that the Fund will not have the same expenses and will be managed in a slightly different style.
(3) The return for the calendar quarter ended March 31, 2001 was (24.92%).
(4) The Fund commenced investment operations on January 24, 1992.
(5) The S&P Health Care Composite Index is an unmanaged, capitalization-weighted index of all the stocks in the Standard & Poor's 500 Index. The Morgan Stanley Health Care Product Index is an unmanaged, equal-dollar weighted index of 26 companies involved in the business of pharmaceuticals, including biotechnology and medical technology. Please keep in mind that the Indexes do not pay brokerage, management, administrative or distribution expenses, all of which are paid by the Fund and are reflected in its annual returns.
(6) The Morgan Stanley Health Care Product Index commenced on December 16, 1994.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES PAID DIRECTLY FROM YOUR ACCOUNT
                                            Class A    Class B      Class C
Maximum Sales Charge (Load) Imposed
on Purchases (as a percentage of
offering price)                                5.50%     None          None
Maximum Deferred Sales Charge (Load)
(as a percentage of the total original cost
of the shares)                                 None(1)   5.00%(2)      1.00%(2)

ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS

                                            Class A    Class B      Class C

Management Fees(3)                             1.50%      1.50%        1.50%
Distribution and Service(12b-1) Fees(4)        0.35%(5)   1.00%(6)     1.00%(6)
Other Expenses(7)                              0.13%      0.13%        0.13%
                                               -----     -----         -----
Total Annual Fund Operating Expenses(7)        1.98%      2.63%        2.63%
                                               =====     ======        =====

(1) If you buy $1,000,000 or more of Class A shares and redeem these shares within 18 months from the date of purchase, you may pay a 1% contingent deferred sales charge (CDSC) at the time of redemption.
(2) A 5% and 1% CDSC may be charged on Class B and Class C shares, respectively. Please see the section entitled "How To Buy Shares."
(3) The Fund's annual base management fee is 1.50% of the Fund's daily average net assets. On a monthly basis, the base fee either will remain unadjusted or will be adjusted up or down depending upon the investment performance of the Class A shares of the Fund compared to the investment performance of the Morgan Stanley Health Care Product Index (the "Index"). The maximum or minimum adjustment over any 12-month period will be 1%. As a result, the Fund could pay an annualized management fee that ranges from 0.50% to 2.50% of the Fund's average daily net assets. During the first 12 months of the Fund's operations, the management fee will be charged at the base fee of 1.50%, with no performance adjustment made. Please see the section entitled "Fund Management-Performance-Based Fee."
(4) Because each Class pays a 12b-1 distribution and service fee which is based upon the Fund's assets, if you own shares of the Fund for a long period of time, you may pay more than the economic equivalent of the maximum front-end sales charge permitted for mutual funds by the National Association of Securities Dealers, Inc.
(5) The 12b-1 Fees for the period ending August 31, 2001 may be less than 0.35%.
(6) The 12b-1 Fees for the period ending August 31, 2001 may be less than 1.00%.

(7) Based on estimated expenses for the current fiscal year, which may be more or less than actual expenses. Actual expenses are not provided because Fund shares were not offered until May 16, 2001.

EXAMPLES

The Examples are intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds.

The Examples assume that you invested $10,000 in the Fund for the time periods indicated. The first Example assumes that you redeem all of your shares at the end of those periods. The second Example assumes that you keep your shares. Both Examples also assume that your investment had a hypothetical 5% return each year and that the Fund's operating expenses remain the same. Although the actual costs and performance of the Fund may be higher or lower, based on these assumptions your costs would be:

IF SHARES ARE REDEEMED           1 year  3 years
Class A                            $740   $1,137
Class B(1)                         $766   $1,117
Class C(1)                         $366   $  817

IF SHARES ARE NOT REDEEMED       1 year   3 years
Class A                            $740    $1,137
Class B                            $266    $  817
Class C                            $266    $  817

(1) Based on CDSC charges pursuant to the exceptions described in the section entitled "How to Buy Shares-Choosing a Share Class."

[ARROWS ICON] INVESTMENT RISKS

BEFORE INVESTING IN THE FUND, YOU SHOULD DETERMINE THE LEVEL OF RISK WITH WHICH YOU ARE COMFORTABLE. TAKE INTO ACCOUNT FACTORS LIKE YOUR AGE, CAREER, INCOME LEVEL, AND TIME HORIZON.

You should determine the level of risk with which you are comfortable before you invest. The principal risks of investing in any mutual fund, including the Fund, are:

NOT INSURED. Mutual funds are not insured by the FDIC or any other government agency, unlike bank deposits such as CDs or savings accounts.

NO GUARANTEE.   No mutual fund can  guarantee  that it will meet its  investment objectives.

POSSIBLE LOSS OF INVESTMENT. A mutual fund cannot guarantee its performance, nor assure you that the market value of your investment will increase. You may lose the money you invest, and the Fund will not reimburse you for any of these losses.

VOLATILITY. The price of your mutual fund shares will increase or decrease with changes in the value of the Fund's underlying investments and changes in the equity markets as a whole.

NOT A COMPLETE INVESTMENT PLAN. An investment in any mutual fund does not constitute a complete investment plan. The Fund is designed to be only a part of your personal investment plan.

[ARROWS ICON] PRINCIPAL RISKS ASSOCIATED WITH THE FUND

You should consider the special factors associated with the policies discussed below in determining the appropriateness of investing in the Fund. See the Statement of Additional Information for a discussion of additional risk factors.

NON-DIVERSIFICATION RISK
A non-diversified fund is allowed to invest, with respect to 50% of its assets, more than 5% of its assets in the securities of any one issuer. Since the Fund is non-diversified, it may invest in fewer issuers than if it were a diversified fund. In addition, the Fund may invest a significant portion of its assets in securities of companies doing business in a comparatively small number of economic sectors. Because of these potential investment concentrations, the value of the Fund's shares may fluctuate more widely, and the Fund may be subject to greater market risk, than if the Fund invested more broadly.

LEVERAGE RISK
When the Fund borrows money to buy securities, it is engaging in a practice known as "leveraging." Leveraging may result from ordinary borrowings, or may be inherent in the structure of certain Fund investments. If the prices of those securities decrease, or if the cost of borrowing exceeds any increases in the prices of those securities, the net asset value of the Fund's shares will decrease faster than if the Fund had not used leveraging. To repay borrowings, the Fund may have to sell securities at a time and at a price that is unfavorable to the Fund. Interest on borrowings is an expense the Fund would not otherwise incur.

SHORT SALES RISK
When the Fund sells a security short, it borrows the security in order to enter into the short sale transaction, and the proceeds of the sale may be used by the Fund as collateral for the borrowing to the extent necessary to meet margin requirements. The Fund may also be required to pay a premium to borrow the security.

Moreover, the Fund is required to maintain a segregated account with a broker or a custodian consisting of cash or highly liquid securities. Until the borrowed security is replaced, the Fund will maintain this account at a level so that the amount deposited in the account, plus the collateral deposited with the broker, will equal the current market value of the securities sold short.

DERIVATIVES  RISK
A derivative is a financial instrument whose value is "derived," in some manner, from the price of another security, index, asset or rate. Derivatives include options and futures contracts, among a wide range of other instruments. The principal risk of holding positions in derivatives used as a hedging device is that the fluctuations in their values may not behave as anticipated with respect to the overall securities markets. The Fund may also use derivatives in an attempt to improve performance, although there is no guarantee that it will be successful in that effort. Some derivatives are more sensitive to interest rate changes and market price fluctuations than others, and thus may increase market risk. Also, derivatives are subject to counterparty risk as described below.

OPTIONS AND FUTURES RISK
Options and futures are common types of derivatives that the Fund uses as an investment strategy as well as to hedge other positions in the Fund. An option is the right or obligation to buy or sell a security or other instrument, index or commodity at a specific price on or before a specific date. A future is an agreement to buy or sell a security or other instrument, index or commodity at a specific price on a specific date. The use of options and futures may increase the performance of the Fund, but may also increase market risk.

MARKET RISK
Equity stock prices vary and may fall, thus reducing the value of the Fund's investments. Certain stocks selected for the Fund's portfolio may decline in value more than the overall stock market. In general, the securities of large businesses with outstanding securities worth $15 billion or more are less volatile than those of mid-size businesses with outstanding securities worth more than $2 billion, or small businesses with outstanding securities worth less than $2 billion. The Fund is free to invest in companies with small market capitalizations or those that may otherwise be more volatile.

LIQUIDITY  RISK
The Fund's portfolio is liquid if the Fund is able to sell the securities it owns at a fair price within a reasonable time. Liquidity is generally related to the market trading volume for a particular security. Investments in smaller companies or in foreign companies or companies in emerging markets are subject to a variety of risks, including potential lack of liquidity.

COUNTERPARTY RISK
This is a risk associated primarily with repurchase agreements and some derivatives transactions. It is the risk that the other party in the transaction will not fulfill its contractual obligation to complete the transaction with the Fund.

FOREIGN  SECURITIES  RISKS
Investments in foreign and emerging markets carry special risks, including currency, political, regulatory and diplomatic risks.

     CURRENCY RISK. A change in the exchange rate between U.S. dollars and a foreign currency may reduce the value of the Fund's investment in a security valued in the foreign currency, or based on that currency value.

     POLITICAL RISK. Political actions, events or instability may result in unfavorable changes in the value of a security.

     REGULATORY RISK. Government regulations may affect the value of a security. In foreign countries, securities markets that are less regulated than those in the U.S. may permit trading practices that are not allowed in the U.S.

     DIPLOMATIC RISK. A change in diplomatic relations between the U.S. and a foreign country could affect the value or liquidity of investments.

     EUROPEAN ECONOMIC AND MONETARY UNION. Austria, Belgium, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, The Netherlands, Portugal and Spain are presently members of the European Economic and Monetary Union (the "EMU") which has adopted the euro as a common currency. The national currencies will be sub-currencies of the euro until July 1, 2002, at which time these currencies will disappear entirely. Other European countries may adopt the euro in the future.

     As the euro is implemented, there may be changes in the relative strength and value of the U.S. dollar and other major currencies, as well as possible adverse tax consequences. The euro transition by EMU countries may affect the fiscal and monetary levels of those participating countries. The outcome of these and other uncertainties could have unpredictable effects on trade and commerce and result in increased volatility for all financial markets.

LACK OF TIMELY  INFORMATION  RISK
Timely information about a security or its issuer may be unavailable, incomplete or inaccurate. This risk is more common to securities issued by foreign companies and companies in emerging markets than it is to the securities of U.S.-based companies.

PORTFOLIO TURNOVER RISK
The Fund's investments may be bought and sold relatively frequently. A high turnover rate may result in higher brokerage commissions and taxable gain distributions to the Fund's shareholders.

                     ----------------------------------------------

Although the Fund generally invests in publicly traded equity securities, the Fund also may invest in other types of securities and other financial instruments indicated in the chart below. Although these investments typically are not part of the Fund's principal investment strategy, they may constitute a significant portion of the Fund's portfolio, thereby possibly exposing the Fund and its investors to the following additional risks.

--------------------------------------------------------------------------------
INVESTMENT                                             RISKS
--------------------------------------------------------------------------------
AMERICAN DEPOSITORY RECEIPTS (ADRS)                    Market, Information,
These are securities issued by                         Political,
U.S. banks that represent                              Regulatory,
shares of foreign corporations                         Diplomatic, Liquidity
held by those banks.  Although                         and Currency
traded in U.S. securities                              Risks
markets and valued in U.S.
dollars, ADRs carry most of the
risks of investing directly in
foreign securities.
--------------------------------------------------------------------------------
DELAYED DELIVERY OR
WHEN-ISSUED SECURITIES
Ordinarily, the Fund purchases                         Market Risk
securities and pays for them in
cash at the normal trade settlement
time. When the Fund purchases a
delayed delivery or when-issued
security, it promises to pay in the
future - for example, when the security
is actually available for delivery
to the Fund.  The Fund's obligation
to pay is usually fixed when the Fund
promises to pay.  Between the date the
Fund  promises to pay and the date the
securities  are  actually  received,
the  Fund  bears the risk that the
market value of the when-issued
security may decline.
--------------------------------------------------------------------------------

FORWARD FOREIGN CURRENCY CONTRACTS                     Currency,  Political,
A contract to exchange an                              Diplomatic,
amount of currency on a date                           Counterparty and
in the future at an agreed-upon                        Regulatory Risks
exchange  rate  might be used by
the Fund to hedge against changes
in foreign currency exchange rates
when the Fund invests in foreign
securities. Such contracts do not
reduce price fluctuations in foreign
securities,  or prevent losses if the
prices of those securities decline.
--------------------------------------------------------------------------------
OTHER FINANCIAL INSTRUMENTS
These may include forward                              Counterparty,
contracts, swaps, caps, floors                         Currency,  Liquidity,
and collars. They may be used                          Market and Regulatory
to try to manage the Fund's                            Risks
foreign currency  exposure and
other investment risks, which
can cause its net asset value to
rise or fall. The Fund may use
these financial instruments, commonly
known as "derivatives," to increase or
decrease its exposure to changing
securities  prices,  interest rates,
currency exchange rates or other factors.
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS
A contract under which the                             Counterparty Risk
seller of a security agrees to
buy it back at an agreed-upon price and
time in the future.
--------------------------------------------------------------------------------
RESTRICTED SECURITIES/PRIVATE PLACEMENTS
Securities that are not registered, but which are      Liquidity Risk
bought and sold solely by institutional investors.
The Fund considers many Rule 144A securities to be
"liquid," although the market for such
securities typically is less active than the public
securities markets.
--------------------------------------------------------------------------------

[ARROWS ICON] TEMPORARY DEFENSIVE POSITIONS

When securities markets or economic conditions are unfavorable or unsettled, we might try to protect the assets of the Fund by investing in securities that are highly liquid, such as high-quality money market instruments like short-term U.S. government obligations, commercial paper or repurchase agreements, even though that is not the normal investment strategy of the Fund. We have the right to invest up to 100% of the Fund's assets in these securities, although we are unlikely to do so. Even though the securities purchased for defensive purposes often are considered the equivalent of cash, they also have their own risks. Investments that are highly liquid or comparatively safe tend to offer lower returns. Therefore, the Fund's performance could be comparatively lower if it concentrates in defensive holdings.

[ARROWS ICON] PORTFOLIO TURNOVER

We actively manage and trade the Fund's portfolio. Therefore, the Fund may have a higher portfolio turnover rate than many other mutual funds. The Fund's average portfolio turnover rate for the current fiscal year may exceed 200%.

A portfolio turnover rate of 200% is equivalent to the Fund buying and selling all of the securities in its portfolio two times in the course of a year. A comparatively high turnover rate may result in higher brokerage commissions and taxable capital gain distributions to the Fund's shareholders.

[INVESCO ICON] FUND MANAGEMENT

INVESCO IS A SUBSIDIARY OF AMVESCAP PLC, AN INTERNATIONAL INVESTMENT MANAGEMENT COMPANY THAT MANAGES MORE THAN $370.3 BILLION IN ASSETS WORLDWIDE. AMVESCAP IS BASED IN LONDON, WITH MONEY MANAGERS LOCATED IN EUROPE, NORTH AND SOUTH AMERICA, AND THE FAR EAST.

INVESTMENT ADVISER
INVESCO, located at 7800 East Union Avenue, Denver, Colorado, is the investment adviser of the Fund. INVESCO was founded in 1932 and manages over $31.2 billion for more than 2,778,465 shareholder accounts in 45 INVESCO mutual funds. INVESCO performs a wide variety of other services for the Fund, including administrative and transfer agency functions (the processing of purchases, sales and exchanges of Fund shares).

A wholly owned subsidiary of INVESCO, INVESCO Distributors, Inc. ("IDI") is the Fund's distributor and is responsible for the sale of the Fund's shares.

INVESCO and IDI are subsidiaries of AMVESCAP PLC.

PERFORMANCE-BASED FEE
INVESCO receives a management fee from the Fund that is comprised of two components. The first component is an annual base fee equal to 1.50% of the Fund's average daily net assets. The second component is a performance adjustment that either increases or decreases the base fee, depending on how the Fund's Class A shares have performed relative to the Index. The maximum performance adjustment upward or downward is 1.00% annually. Depending on the performance of the Fund, during any fiscal year INVESCO may receive as much as 2.50% or as little as 0.50% in management fees. During the first twelve months of the Fund's operations, the management fee will be charged at the base fee of 1.50% with no performance adjustment.

[INVESCO ICON] PORTFOLIO MANAGER

The following individual is primarily responsible for the day-to-day management of the Fund's portfolio holdings:

THOMAS R. WALD, vice president of INVESCO, is the portfolio manager of the Fund. Before joining INVESCO in 1997, Tom was an analyst with Munder Capital Management, Duff & Phelps and Prudential Investment Corp. He is a Chartered Financial Analyst. Mr. Wald holds an M.B.A. from Wharton School at the University of Pennsylvania and a B.A. from Tulane University.

[INVESCO ICON] POTENTIAL REWARDS

NO SINGLE FUND SHOULD REPRESENT YOUR COMPLETE INVESTMENT PROGRAM NOR SHOULD YOU ATTEMPT TO USE THE FUND FOR SHORT-TERM TRADING PURPOSES.

The Fund offers shareholders the potential to increase the value of their capital over time. Like most mutual funds, the Fund seeks to provide higher returns than the market or its competitors, but cannot guarantee that performance.

SUITABILITY FOR INVESTORS
Only you can determine if an investment in the Fund is right for you based upon your own economic situation, the risk level with which you are comfortable and other factors. In general, the Fund is most suitable for investors who:
o are experienced investors or have obtained the advice of an investment professional.
o are willing to accept the additional risks entailed in the investment policies of the Fund.
o understand that shares of the Fund can, and likely will, have daily price fluctuations.
o are investing tax-deferred retirement accounts, such as traditional and Roth Individual Retirement Accounts ("IRAs"), as well as employer-sponsored qualified retirement plans, including 401(k)s and 403(b)s, all of which have longer investment horizons.

You probably do not want to invest in the Fund if you are:
o unaccustomed to potentially volatile investments.
o primarily seeking current dividend income.
o unwilling to accept the additional risks entailed in the investment policies of the Fund and potential significant changes in the price of Fund shares as a result of those policies.
o speculating on short-term fluctuations in the stock markets.

[INVESCO ICON] SHARE PRICE

CURRENT MARKET VALUE OF FUND ASSETS
+ ACCRUED INTEREST AND DIVIDENDS
- FUND DEBTS,
INCLUDING ACCRUED EXPENSES
-----------------------------------
/ NUMBER OF SHARES
 = YOUR SHARE PRICE (NAV)

The value of your Fund shares is likely to change daily. This value is known as the Net Asset Value per share, or NAV. INVESCO determines the market value of each investment in the Fund's portfolio each day that the New York Stock Exchange ("NYSE") is open, at the close of the regular trading day on that exchange (normally 4:00 p.m. Eastern time). Therefore, shares of the Fund are not priced on days when the NYSE is closed, which generally is on weekends and national holidays in the U.S. NAV is calculated by adding together the current market price of all of the Fund's investments and other assets, including accrued interest and dividends; subtracting the Fund's debts, including accrued expenses; and dividing that dollar amount by the total number of the Fund's outstanding shares. Because their expenses vary, NAV is determined separately for each class.

All purchases, sales and exchanges of Fund shares are made by INVESCO at the NAV next calculated after INVESCO receives proper instructions from you to purchase, redeem or exchange shares of the Fund. Your instructions must be received by INVESCO no later than the close of the NYSE to effect transactions at that day's NAV. If INVESCO hears from you after that time, your instructions will be processed at the NAV calculated at the end of the next day that the NYSE is open.

Foreign securities exchanges, which set the prices for foreign securities held by the Fund, are not always open the same days as the NYSE, and may be open for business on days the NYSE is not. For example, Thanksgiving Day is a holiday observed by the NYSE and not by overseas exchanges. In this situation, the Fund would not calculate NAV on Thanksgiving Day (and INVESCO would not buy, sell or exchange shares for you on that day), even though activity on foreign exchanges could result in changes in the value of investments held by the Fund on that day.

[INVESCO ICON] HOW TO BUY SHARES

TO BUY SHARES AT THAT DAY'S CLOSING PRICE, YOU MUST CONTACT US BEFORE THE CLOSE OF THE NYSE, NORMALLY 4:00 P.M. EASTERN TIME.

The Fund offers multiple classes of shares. The chart in this section shows several convenient ways to invest in the Fund. A share of each class represents an identical interest in the Fund and has the same rights, except that each class bears its own distribution and shareholder servicing charges, and other expenses. The income attributable to each class and the dividends payable on the shares of each class will be reduced by the amount of the distribution fee or service fee, if applicable, and the other expenses payable by that class.

If you buy $1,000,000 or more of Class A shares and redeem the shares within 18 months from the date of purchase, you may pay a 1% contingent deferred sales charge at the time of redemption. This charge would not be assessed upon Class A shares acquired through reinvestment of dividends or other distributions, or Class A shares exchanged for Class A shares of another INVESCO fund. When you invest in the Fund through a securities broker or any other third parties, you may be charged a commission or transaction fee for either purchases or sales of Fund shares. For all new accounts, please send a completed application form and specify the fund or funds and the class or classes you wish to purchase.

INVESCO reserves the right to increase, reduce or waive the Fund's minimum investment requirements in its sole discretion, if it determines this action is in the best interests of the Fund's shareholders. INVESCO also reserves the right in its sole discretion to reject any order to buy Fund shares, including purchases by exchange.

MINIMUM INITIAL INVESTMENT. $10,000, which is waived for regular investment plans, including EasiVest and Direct Payroll Purchase, and certain retirement plans, including IRAs.

MINIMUM SUBSEQUENT INVESTMENT. $1,000 (Minimums are lower for certain retirement plans.)

EXCHANGE POLICY. You may exchange your shares in the Fund for shares of the same class of another INVESCO fund on the basis of their respective NAVs at the time of the exchange.

FUND EXCHANGES CAN BE A CONVENIENT WAY FOR YOU TO DIVERSIFY YOUR INVESTMENTS, OR TO REALLOCATE YOUR INVESTMENTS WHEN YOUR OBJECTIVES CHANGE.

Before making any exchange, be sure to review the prospectuses of the funds involved and consider the differences between the funds. Also, be certain that you qualify to purchase certain classes of shares in the new fund. An exchange is the sale of shares from one fund immediately followed by the purchase of shares in another. Therefore, any gain or loss realized on the exchange is recognizable for federal income tax purposes (unless, of course, you or your account qualifies as tax-deferred under the Internal Revenue Code). If the shares of the fund you are selling have gone up in value since you bought them, the sale portion of an exchange may result in taxable income to you.

You may be required to pay an initial sales charge when exchanging from a fund with a lower initial sales charge than the one into which you are exchanging. If you exchange from Class A shares of a fund not subject to a CDSC into Class A shares of another fund subject to those charges, you may be charged a CDSC when you redeem the exchanged shares. The CDSC charged upon redemption of those shares will be calculated starting on the date you acquired those shares through exchange. You will not pay a sales charge when exchanging Class B shares for other Class B shares or Class C shares for other Class C shares. If you make an exchange involving Class B or Class C shares, the amount of time you held the original shares will be added to the holding period of the Class B or Class C shares, respectively, into which you exchanged for the purpose of calculating any CDSC that may be assessed upon a subsequent redemption.

We have the following policies governing all exchanges:
o Both fund  accounts  involved in the  exchange must be  registered  in exactly
  the  same  name(s)  and  Social  Security  or  federal  tax  I.D.   number(s).
o You may make up to four exchanges out of the Fund per 12-month  period,   but
  you may be subject to the contingent deferred sales charge  described   below.
o The Fund reserves the right to reject any exchange request, or to modify or terminate the exchange policy, if it is in the best interests of the Fund and its shareholders. Notice of all such modifications or terminations that affect all shareholders of the Fund will be given at least 60 days prior to the effective date of the change, except in unusual instances, including a suspension of redemption of the exchanged security under Section 22(e) of the Investment Company Act of 1940.

In addition, the ability to exchange may be temporarily suspended at any time that sales of the fund into which you wish to exchange are temporarily stopped.

Please remember that if you pay by check, Automated Clearing House ("ACH"), or wire and your funds do not clear, you will be responsible for any related loss to the Fund or INVESCO. If you are already an INVESCO funds shareholder, the Fund may seek reimbursement for any loss from your existing account(s).

CHOOSING A SHARE CLASS. The Fund has multiple classes of shares, each class representing an interest in the same portfolio of investments. In deciding which class of shares to purchase, you should consider, among other things, (i) the length of time you expect to hold your shares, (ii) the provisions of the distribution plan applicable to that class, if any, (iii) the eligibility requirements that apply to purchases of a particular class, and (iv) any assistance you may receive in making your investment determination.

In addition, you should also consider the factors below:

     CLASS A                        CLASS B                        CLASS C
------------------------------------------------------------------------------------------
     Initial sales charge           No initial sales charge        No initial sales charge

     CDSC if you purchase           CDSC on redemptions            CDSC on redemptions
     $1,000,000 or more and         within six years               within 13 months
     redeem  those shares
     within 18 months

     12b-1 fee of 0.35%             12b-1 fee of 1.00%             12b-1 fee of 1.00%

     No conversion                  Converts to Class A            No conversion
                                    shares after eight years
                                    along with a pro rata
                                    portion of its reinvested
                                    dividends and distributions

     Generally, more appropriate    Purchase orders limited        Purchase orders limited
     for long-term investors        to amounts of $250,000         to amounts of $1,000,000
                                    or less                        or less.  Generally more
                                                                   appropriate for short-term
                                                                   investors

Your investment representative can help you decide among the various classes. Please contact your investment representative for several convenient ways to invest in the Fund. Shares of the Fund are available only through your investment representative.

SALES CHARGES
Sales charges on Class A shares of the Fund are detailed below. As used below, the term "offering price" with respect to Class A shares includes the initial sales charge.

INITIAL SALES CHARGES. Class A shares of the Fund are subject to the following initial sales charges:

                                                  INVESTOR'S SALES CHARGE

AMOUNT OF INVESTMENT                              AS A % OF          AS A % OF
IN A SINGLE TRANSACTION                           OFFERING PRICE     INVESTMENT

Less than                   $   25,000             5.50%              5.82%
$25,000 but less than       $   50,000             5.25%              5.54%
$50,000 but less than       $  100,000             4.75%              4.99%
$100,000 but less than      $  250,000             3.75%              3.90%
$250,000 but less than      $  500,000             3.00%              3.09%
$500,000 but less than      $1,000,000             2.00%              2.04%
$1,000,000 or more                                 NAV                NAV

CONTINGENT  DEFERRED  SALES CHARGE  (CDSC) FOR CLASS A SHARES.  You can purchase
$1,000,000 or more of Class A shares at net asset value. However, if you purchase shares worth $1,000,000 or more, they may be subject to a CDSC of 1% if you redeem or exchange them prior to 18 months after the date of purchase. The distributor may pay a dealer concession and/or a service fee for purchases of $1,000,000 or more. We will use the "first-in, first-out" method to determine your holding period. Under this method, the date of redemption or exchange will be compared with the earliest purchase date of shares held in your account. If your holding period is less than 18 months, the CDSC may be assessed on the amount of the total original cost of the shares.

CDSC FOR CLASS B AND CLASS C SHARES. You can purchase Class B and Class C shares at their net asset value per share. However, when you redeem them, they are subject to a CDSC in the following percentages:

YEAR SINCE
PURCHASE MADE               CLASS B     Class C

First                       5%          1%*
Second                      4%          None
Third                       3%          None
Fourth                      3%          None
Fifth                       2%          None
Sixth                       1%          None
Seventh and  following      None        None

*The first year will consist of the first 13 months.

REDUCED SALES CHARGES AND SALES CHARGE EXCEPTIONS. You may qualify for reduced sales charges or sales charge exceptions. To qualify for these reductions or exceptions, you or your financial consultant must provide sufficient information at the time of purchase to verify that your purchase qualifies for such treatment.

     REDUCED SALES CHARGES. You may be eligible to buy Class A shares at reduced initial sales charge rates under Rights of Accumulation or Letters of Intent under certain circumstances.

     RIGHTS OF ACCUMULATION. You may combine your new purchases of Class A shares with Class A shares that were previously purchased for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the current value of all Class A shares you own.

     LETTERS OF INTENT. Under a Letter of Intent (LOI), you commit to purchase a specified dollar amount of Class A shares of the Fund during a 13-month period. The amount you agree to purchase determines the initial sales charge you pay. If the full face amount of the LOI is not invested by the end of the 13-month period, your account will be adjusted to the higher initial sales charge level for the amount actually invested.

INITIAL  SALES  CHARGE/CDSC  EXCEPTIONS
You will not pay initial  sales charges:
o on shares purchased by reinvesting dividends and distributions;
o when exchanging  shares among certain INVESCO funds;
o when using the reinstatement  privilege;  and
o when a merger, consolidation, or acquisition of assets of an INVESCO fund occurs.

You will not pay a CDSC:
o if you purchase less than $1,000,000 of Class A shares;
o if you purchase $1,000,000 or more of Class A shares and hold those shares for more than 18 months;
o if you redeem  Class B shares you held for more than six years;
o if you redeem  Class C shares  you held for more than 13 months;
o if you participate in the periodic withdrawal program and withdraw up to 10% of the value of your shares that are subject to a CDSC in any 12-month period. The value of your shares, and applicable 12-month period, will be calculated based upon the value of your account on, and the date of, the first periodic withdrawal.
o if you redeem shares acquired through reinvestment of dividends and distributions;
o on increases in the net asset value of your shares;
o to pay account fees;
o for IRA distributions due to death, disability or periodic distributions based on life expectancy;
o to return excess contributions (and earnings, if applicable) from retirement plan accounts; or
o for redemptions following the death of a shareholder or beneficial owner.

There may be other situations when you may be able to purchase or redeem shares at reduced or no sales charges. Consult the Fund's Statement of Additional Information for further details.


METHOD                         INVESTMENT MINIMUM       PLEASE REMEMBER
--------------------------------------------------------------------------------
BY CHECK                       $10,000 for              INVESCO does not
Mail to:                       regular accounts;        accept cash,
INVESCO Funds Group,           $1,000 for each          credit cards,
Inc.,                          subsequent               travellers'
P.O. Box 17970,                investment. $500         cheques, credit
Denver, CO 80217.              for an IRA; $250         card checks,
You may send your check        for each                 instant loan
by overnight courier to:       subsequent IRA           checks, money
7800 E. Union Ave.             investment.              orders or third
Denver, CO 80237.                                       party checks
                                                        unless it is from
                                                        another financial
                                                        institution
                                                        related to a
                                                        retirement plan
                                                        transfer.
--------------------------------------------------------------------------------
BY WIRE                         $10,000 for regular
You may send your               accounts; $1,000 for
payment by bank wire            each subsequent
(call 1-800-328-2234 for        investment. $500 for
instructions).                  an IRA; $250 for each
                                subsequent IRA
                                investment.
--------------------------------------------------------------------------------
BY TELEPHONE WITH ACH           $10,000 for regular     You must forward
Call 1-800-328-2234 to          accounts; $1,000 for    your bank account
request your purchase.          each subsequent         information to
Upon your telephone             investment. $500 for    INVESCO prior to
instructions, INVESCO           an IRA; $250 for each   using this option.
will move money from            subsequent IRA
your designated bank/           investment.
credit union checking
or savings account in
order to purchase
shares.
--------------------------------------------------------------------------------

REGULAR INVESTING WITH          $50 per month           Like all regular
EASIVEST OR DIRECT              for EasiVest;           investment plans,
PAYROLL PURCHASE                $50 per pay             neither EasiVest
You may enroll on your          period for              nor Direct Payroll
fund application, or            Direct Payroll          Purchase ensures a
call us for a separate          Purchase. You           profit or protects
form and more details.          may start or            against loss in a
Investing the same              stop your               falling market.
amount on a monthly             regular                 Because you'll
basis allows you to buy         investment plan         invest
more shares when prices        at any time,            continually,
are low and fewer               with two weeks'         regardless of
shares when prices are          notice to               varying price levels,
high. This "dollar cost         INVESCO.                consider your
averaging" may help                                     financial ability
offset market                                           to keep buying
fluctuations. Over a                                    through low price
period of time, your                                    levels. And remem-
average cost per share                                  ber that you will
may be less than the                                    lose money if you
actual average price                                    redeem your shares
per share.                                              when the market
                                                        value of all your
                                                        shares is less than
                                                        their cost.
--------------------------------------------------------------------------------
BY EXCHANGE                     $10,000 for regular              See "Exchange
Between the same class          accounts; $1,000                 Policy."
of any two INVESCO              for each subsequent
funds. Call                     investment. $500 for
1-800-328-2234 for              an IRA; $250 for
prospectuses of other           each subsequent
INVESCO funds.                  investment.
Exchanges may be made
in writing or by
telephone. You may also
establish an automatic
monthly exchange
service between two
INVESCO funds; call us
for further details and
the correct form.

DISTRIBUTION EXPENSES. We have adopted a Master Distribution Plan and Agreement (commonly known as a "12b-1 Plan") for each class of shares of the Fund. The 12b-1 fees paid by the Fund's classes of shares are used to pay distribution fees to IDI for the sale and distribution of the Fund's shares and for services provided to shareholders, all or a substantial portion of which are paid to the dealer of record. Because the Fund's shares pay these fees out of their assets on an ongoing basis, these fees increase the cost of your investment.

HOUSEHOLDING. To save money for the Fund, INVESCO will send only one copy of a prospectus or financial report to each household address. This process, known as "householding," is used for most required shareholder mailings. It does not apply to account statements. You may, of course, request an additional copy of a prospectus or financial report at any time by calling or writing INVESCO. You may also request that householding be eliminated from all your required mailings.

[INVESCO ICON] HOW TO SELL SHARES

The chart in this section shows several convenient ways to sell your Fund shares. Shares of the Fund may be sold at any time at the next NAV calculated after your request to sell in proper form is received by INVESCO. Depending on Fund performance, the NAV at the time you sell your shares may be more or less than the price you paid to purchase your shares.

TO SELL SHARES AT THAT DAY'S CLOSING PRICE, YOU MUST CONTACT US BEFORE 4:00 P.M. EASTERN TIME.

If you own shares in more than one INVESCO fund, please specify the fund whose shares you wish to sell and specify the class of shares. Remember that any sale or exchange of shares in a non-retirement account will likely result in a taxable gain or loss.

While INVESCO attempts to process telephone redemptions promptly, there may be times -- particularly in periods of severe economic or market disruption -- when you may experience delays in redeeming shares by telephone.

INVESCO usually forwards the proceeds from the sale of Fund shares within seven days after we receive your request to sell in proper form. However, payment may be postponed under unusual circumstances -- for instance, if normal trading is not taking place on the NYSE, or during an emergency as defined by the Securities and Exchange Commission. If your INVESCO fund shares were purchased by a check which has not yet cleared, payment will be made promptly when your purchase check does clear; that can take up to 12 business days.

Because of the Fund's expense structure, it costs as much to handle a small account as it does to handle a large one. If the value of your account in the Fund falls below $250 as a result of your actions (for example, sale of your Fund shares), the Fund reserves the right to sell all of your shares, send the proceeds of the sale to you and close your account. Before this is done, you will be notified and given 60 days to increase the value of your account to $250 or more.

REDEMPTION FEES. Except for any applicable CDSC, we will not charge you any fees to redeem your shares; however, your broker or financial consultant may charge service fees for handling these transactions.

REINSTATEMENT PRIVILEGE (Class A shares only). You may, within 90 days after you sell Class A shares, reinvest all or part of your redemption proceeds in Class A shares in the Fund at net asset value in an identically registered account. You will not pay any sales charges on the amount reinvested. In addition, if you had paid a CDSC on any reinstated amount, you will not be subject to a CDSC if you later redeem that amount. You must notify the transfer agent in writing at the time you reinstate that you are exercising your reinstatement privilege. You may exercise this privilege only once per calendar year.

METHOD                  REDEMPTION MINIMUM      PLEASE REMEMBER
--------------------------------------------------------------------------------
BY TELEPHONE            $250 (or, if less,      INVESCO's telephone
Call us toll-free       full liquidation        redemption
at:                     of the account)         privileges may be
1-800-328-2234.         for a redemption        modified or
                        check.                  terminated in the
                                                future at INVESCO's
                                                discretion.  The
                                                maximum amount
                                                which may be
                                                redeemed by
                                                telephone is
                                                generally $25,000.
--------------------------------------------------------------------------------
IN WRITING              Any amount.             The redemption
Mail your request to                            request must be
INVESCO Funds Group,                            signed by all
Inc., P.O. Box                                  registered account
17970, Denver, CO                               owners. Payment
80217.  You may also                            will be mailed to
send your request by                            your address as it
overnight courier to                            appears on
7800 E. Union Ave.,                             INVESCO's records,
Denver, CO 80237.                               or to a bank
                                                designated by you
                                                in writing.
--------------------------------------------------------------------------------
BY TELEPHONE WITH ACH   $250                    You must forward
Call 1-800-328-2234                             your bank account
to request your                                 information to
redemption.                                     INVESCO prior to
                                                using this option.
                                                INVESCO will
                                                automatically pay
                                                the proceeds into
                                                your designated
                                                bank account.
--------------------------------------------------------------------------------
PERIODIC WITHDRAWAL     $100 per payment        You must have at
PLAN                    on a monthly or         least $10,000 total
You may call us to      quarterly basis.        invested with the
request the             The redemption          INVESCO funds with
appropriate form and    check may be made       at least $5,000 of
more information at     payable to any          that total invested
1-800-328-2234.         party you               in the fund from
                        designate.              which withdrawals
                                                will be made.
--------------------------------------------------------------------------------
PAYMENT TO THIRD        Any amount.             All registered
PARTY                                           account owners must
Mail your request to                            sign the request,
INVESCO                                         with
Funds Group, Inc.,                              signature
P.O. Box 17970,                                 guarantees from an
Denver, CO 80217.                               eligible guarantor
                                                financial institution,
                                                such as a commercial bank
                                                or a recognized national
                                                or regional securities firm.

[GRAPH ICON] TAXES

Everyone's tax status is unique. We encourage you to consult your own tax adviser on the tax impact to you of investing in the Fund.

TO AVOID BACKUP WITHHOLDING, BE SURE WE HAVE YOUR CORRECT SOCIAL SECURITY OR TAXPAYER IDENTIFICATION NUMBER.

The Fund customarily distributes to its shareholders substantially all of its net investment income, net capital gains and net gains from foreign currency transactions, if any. You receive a proportionate part of these distributions, depending on the percentage of the Fund's shares that you own.

These distributions are required under federal tax laws governing mutual funds. It is the policy of the Fund to distribute all investment company taxable income and net capital gains. As a result of this policy and the Fund's qualification as a regulated investment company, it is anticipated that the Fund will not pay any federal income or excise taxes. Instead, the Fund will be accorded conduit or "pass through" treatment for federal income tax purposes.

However, unless you are (or your account is) exempt from current income taxes, you must include all dividends and capital gain distributions paid to you by the Fund in your taxable income for federal, state and local income tax purposes. You also may realize capital gains or losses when you sell shares of the Fund at more or less than the price you originally paid. An exchange is treated as a sale, and is a taxable event. Dividends and other distributions usually are taxable whether you receive them in cash or automatically reinvest them in shares of the Fund or other INVESCO funds.

If you have not provided INVESCO with complete, correct tax information, the Fund is required by law to withhold 31% of your distributions and any money that you receive from the sale of shares of the Fund as a backup withholding tax.

Unless your account is held at a brokerage firm, we will provide you with detailed information every year about your dividends and capital gain distributions. Depending on the activity in your individual account, we may also be able to assist with cost basis figures for shares you sell.

[GRAPH ICON] DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

The Fund earns ordinary or investment income from dividends and interest on its investments. The Fund expects to distribute substantially all of this investment income, less Fund expenses, to shareholders annually or at such other times as the Fund may elect. Please note that classes with higher expenses are expected to have lower dividends.

NET INVESTMENT INCOME AND NET REALIZED CAPITAL GAINS ARE DISTRIBUTED TO SHAREHOLDERS AT LEAST ANNUALLY. DISTRIBUTIONS ARE TAXABLE WHETHER REINVESTED IN ADDITIONAL SHARES OR PAID TO YOU IN CASH (EXCEPT FOR TAX-EXEMPT OR TAX-DEFERRED ACCOUNTS).

The Fund also realizes capital gains or losses when it sells securities in its portfolio for more or less than it had paid for them. If total gains on sales exceed total losses (including losses carried forward from previous years), the Fund has a net realized capital gain. Net realized capital gains, if any, are distributed to shareholders at least annually, usually in November.

Under present federal income tax laws, capital gains may be taxable at different rates, depending on how long the Fund has held the underlying investment. Short-term capital gains which are derived from the sale of assets held one year or less are taxed as ordinary income. Long-term capital gains which are derived from the sale of assets held for more than one year are taxed at up to the maximum capital gains rate, currently 20% for individuals.

Dividends and capital gain distributions are paid to you if you hold shares on the record date of the distribution regardless how long you have held your shares. The Fund's NAV will drop by the amount of the distribution on the day the distribution is declared. If you buy shares of the Fund just before a distribution is declared, you may wind up "buying a distribution." This means that if the Fund declares a dividend or capital gain distribution shortly after you buy, you will receive some of your investment back as a taxable distribution. Although your higher basis may mean a smaller capital gain upon sale of the shares, most shareholders want to avoid the purchase of shares immediately before the purchase date. And, if you sell your shares at a loss for tax purposes and purchase a substantially identical investment within 30 days before or after that sale, the transaction is usually considered a "wash sale" and you will not be able to claim a tax loss.

Dividends and capital gain distributions paid by the Fund are automatically reinvested in additional Fund shares at the NAV on the ex-distribution date, unless you choose to have them automatically reinvested in another INVESCO fund or paid to you by check or electronic funds transfer. If you choose to be paid by check, the minimum amount of the check must be at least $10; amounts less than that will be automatically reinvested. Dividends and other distributions, whether received in cash or reinvested in additional Fund shares, are generally subject to federal income tax.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of each Fund for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the annual percentages that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the financial statements, is
included  in  INVESCO   Global Health Sciences Fund's 2000  Annual  Report  to
Shareholders, which is incorporated by reference into the Statement of Additional Information. This Report is available without charge by contacting IDI at the address or telephone number on the back cover of this Prospectus.

INVESCO GLOBAL HEALTH SCIENCES FUND
(predecessor closed-end fund to the Fund)
---------------------------------------------------------------------------------------------------------------------
                                                                         YEAR ENDED OCTOBER 31
---------------------------------------------------------------------------------------------------------------------
                                                          2000        1999         1998        1997         1996
SHARE DATA
Net Asset Value--Beginning of Period               $    17.960   $   21.080    $   21.250   $  22.230   $    18.506
=====================================================================================================================
INCOME FROM INVESTMENT OPERATIONS(a)

Net Investment Loss(b)                                  (0.129)      (0.024)(c)     0.000      (0.071)       (0.097)
Net Gains on Securities (Both Realized and Unrealized)   8.827        0.989(c)      3.755       3.564         3.821
=====================================================================================================================
TOTAL FROM INVESTMENT OPERATIONS                         8.698        0.965         3.755       3.493         3.724
=====================================================================================================================
LESS DISTRIBUTIONS
Dividends from Net Investment Income                     0.070        0.000         0.000       0.000         0.000

Distributions from Capital Gains                         2.338        4.085         3.925       4.473         0.000
=====================================================================================================================
TOTAL DISTRIBUTIONS                                      2.408        4.085         3.925       4.473         0.000
=====================================================================================================================
Net Asset Value--End of Period                     $    24.250   $   17.960    $   21.080   $  21.250   $    22.230
=====================================================================================================================
Share Price--End of Period                         $    19.940   $   16.375    $   19.500   $  17.313   $    17.000
=====================================================================================================================

TOTAL RETURN(d)                                         40.75%      4.74%(c)       40.29%      32.98%        15.25%

RATIOS
Net Assets--End of Period ($000 Omitted)          $    938,494   $  678,030    $  586,263    $526,215    $  455,842
Ratio of Expenses to Average Net Assets                1.16%(e)     1.20%(e)      1.21%(e)    1.22%(e)        1.21%
Ratio of Net Investment Loss to Average Net Assets      (0.62%)      (0.13%)       (0.17%)     (0.15%)       (0.44%)
Portfolio Turnover Rate                                   196%         129%           87%        145%           91%

(a) The per share information was computed using average shares for the years ended October 31, 2000 and 1999.
(b) Net Investment Loss for the year ended October 31, 1998 aggregated less than $0.01 on a per share basis.
(c) Per share data includes an additional 7,601,529 shares attributed to the Rights Offering at June 21, 1999.
(d) Total investment return is calculated assuming a purchase of common stock at the current market price on the first day and a sale at the current market price on the last day of each period reported. Dividends and distributions, if any, are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund's dividend reinvestment plan. Total investment return does not reflect sales charges or brokerage commissions.
(e) Ratio is based on Total Expenses of the Fund, which is before any expense offset arrangements (which may include custodian fees).

MAY 15, 2001

     INVESCO COUNSELOR SERIES FUNDS, INC.
     INVESCO ADVANTAGE GLOBAL HEALTH SCIENCES FUND - CLASS A, B AND C


     You may obtain additional information about the Fund from several sources.

     FINANCIAL REPORTS. Although this Prospectus describes the Fund's anticipated investments and operations, the Fund also prepares annual and semiannual reports that detail the Fund's actual investments at the report date. These reports include discussion of the Fund's recent performance, as well as market and general economic trends affecting the Fund's performance. The annual report also includes the report of the Fund's independent accountants.

     STATEMENT OF ADDITIONAL INFORMATION. The SAI dated May 15, 2001 is a supplement to this Prospectus and has detailed information about the Fund and its investment policies and practices. A current SAI for the Fund is on file with the Securities and Exchange Commission and is incorporated into this Prospectus by reference; in other words, the SAI is legally a part of this Prospectus, and you are considered to be aware of the contents of the SAI.

     INTERNET. You may access the current Prospectus on the INVESCO Web site at invescofunds.com. The current Prospectus and SAI of the Fund are available on the SEC Web site at www.sec.gov.

     To obtain a free copy of the current Prospectus and SAI, write to INVESCO Distributors, Inc., P.O. Box 17970, Denver, Colorado 80217; or call 1-800-328-2234. Copies of these materials are also available (with a copying charge) from the SEC's Public Reference Section at 450 Fifth Street, N.W., Washington, D.C. 20549-0102. This information can be obtained by electronic request at the following E-mail address: publicinfo@sec.gov, or by calling 1-202-942-8090. The SEC file numbers for the Fund are 811-09913 and 333-36074.



















     811-09913

PROSPECTUS | MAY 15, 2001

--------------------------------------------------------------------------------
YOU SHOULD KNOW WHAT INVESCO KNOWS (R)
--------------------------------------------------------------------------------

INVESCO COUNSELOR SERIES FUNDS, INC.
INVESCO ADVANTAGE TECHNOLOGY/TELECOMMUNICATIONS FUND - CLASS A, B AND C

A  MUTUAL  FUND   DESIGNED  FOR   INVESTORS   SEEKING   LONG-TERM   CAPITAL
APPRECIATION. CLASS A, B AND C SHARES ARE SOLD PRIMARILY THROUGH THIRD PARTIES, SUCH AS BROKERS, BANKS AND FINANCIAL PLANNERS.

TABLE OF CONTENTS

Investment Goals, Strategies And Risks........................................26
Fund Performance..............................................................29
Fees And Expenses.............................................................29
Investment Risks..............................................................30
Principal Risks Associated With The Fund......................................31
Temporary Defensive Positions.................................................35
Portfolio Turnover............................................................35
Fund Management...............................................................36
Portfolio Managers............................................................36
Potential Rewards.............................................................37
Share Price...................................................................37
How To Buy Shares.............................................................38
How To Sell Shares............................................................44
Taxes.........................................................................46
Dividends And Capital Gain Distributions......................................47

No dealer, salesperson, or any other person has been authorized to give any information or to make any representations other than those contained in this
Prospectus,   and  you   should   not  rely  on  such   other   information   or
representations.

                        [INVESCO ICON] INVESCO FUNDS(R)

The Securities and Exchange Commission has not approved or disapproved the shares of this Fund. Likewise, the Commission has not determined if this Prospectus is truthful or complete. Anyone who tells you otherwise is committing a federal crime.

INVESCO Funds Group, Inc. ("INVESCO") is the investment adviser for the Fund. Together with our affiliated companies, we at INVESCO direct all aspects of the management of the Fund.

This Prospectus contains important information about the Fund's Class A, B and C shares, which are sold primarily through third parties, such as brokers, banks, and financial planners. Each of the Fund's classes has varying expenses, with resulting effects on their performance. You can choose the class of shares that is best for you, based on how much you plan to invest and other relevant factors discussed in "How To Buy Shares."

THIS PROSPECTUS WILL TELL YOU MORE ABOUT:

[KEY ICON] INVESTMENT GOALS & STRATEGIES
[ARROWS ICON] POTENTIAL INVESTMENT RISKS
[GRAPH ICON] PAST PERFORMANCE
[INVESCO ICON] WORKING WITH INVESCO
--------------------------------------------------------------------------------
[KEY ICON][ARROWS ICON] INVESTMENT GOALS, STRATEGIES AND RISKS

The Fund seeks to make your investment grow. The Fund is aggressively managed. It invests primarily in equity securities that INVESCO believes will rise in price faster than other securities, as well as in options, futures and other investments whose values are based upon the values of equity securities. The Fund also engages in short-selling and may engage in borrowing to fund the purchase of securities, a practice known as "leveraging."

The Fund invests primarily in the equity securities of companies engaged in technology and telecommunications services, but also has the flexibility to invest in other types of securities, including preferred stocks, convertible securities and bonds. A portion of the Fund's assets is not required to be invested in the technology and telecommunications sectors. To determine whether a potential investment is truly doing business in a particular sector, a company must meet at least one of the following tests:
o At least 50% of its gross income or its net sales must come from activities in the sector;
o At least 50% of its assets must be devoted to producing revenues from the sector; or
o Based on other available information, we determine that its primary business is within the sector.

Companies in the technology and telecommunications-related industries include, but are not limited to, applied technology, biotechnology, communications, computers, electronics, Internet, IT services and consulting, software, IT infrastructure, networking, robotics, video and those companies engaged in the design, development, manufacture, distribution, or sale of communications services and equipment, and companies that are involved in supplying equipment or services to such companies. These include those that offer telephone, wireless and satellite communications and television and movie programming and broadcasting.

The Fund is managed in the growth style. At INVESCO, growth investing starts with research from the "bottom up," and focuses on company fundamentals and growth prospects.

We seek securities for the Fund that meet the following standards:
o EXCEPTIONAL GROWTH: The markets and industries they represent are growing significantly faster than the economy as a whole.
o LEADERSHIP: They are leaders - or emerging leaders - in their markets, securing their positions through technology, marketing, distribution or some other innovative means.
o FINANCIAL VALIDATION: Their returns - in the form of sales unit growth, rising operating margins, internal funding and other factors - demonstrate exceptional growth and leadership.

Growth investing may be more volatile than other investment styles because growth stocks are more sensitive to investor perceptions of an issuing company's
growth   potential.    Growth-oriented   funds   typically   will   underperform
value-oriented funds when investor sentiment favors the value investing style.

The Fund uses an aggressive strategy. The Fund is not restricted to investing in companies of any particular market capitalization. It invests primarily in the securities of companies that INVESCO believes will give the Fund an investment advantage, i.e., an unusual development in a company or group of companies which INVESCO believes has the potential for above-average growth in revenues and earnings and has favorable prospects for future growth. Advantageous situations may involve:
o a technological advance or discovery, the offering of a new or unique product or service, or changes in consumer demand or consumption forecasts;
o changes in the competitive outlook or growth potential of an industry or a company within an industry, including changes in the scope or nature of foreign competition or development of an emerging industry;
o  new or  changed  management,  or  material  changes  in management policies;
o  reorganizations,   recapitalizations,   mergers  and liquidations;
o significant economic or political occurrences, including changes in foreign or domestic import and tax laws or other regulations; or
o other events, including a major change in demographic patterns, favorable litigation settlements, or natural disasters.

Although large and well-known companies may be involved, advantageous investment opportunities more often involve comparatively small or unseasoned companies. Investments in unseasoned companies and potentially advantageous situations often involve much greater risk than investments in other securities. Advantageous situations involve change, and, although INVESCO believes that changes will provide the Fund with an investment advantage, changes are inherently unpredictable and may not ultimately develop to the benefit of the Fund.

The  Fund's   investments  are   diversified   across  the  technology  and
telecommunications sectors. However, because the Fund's investments are limited to a comparatively narrow segment of the economy, the Fund's investments are not as diversified as investments of most mutual funds, and far less diversified than the broad securities markets. This means that the Fund tends to be more volatile than other mutual funds, and the values of its portfolio investments tend to go up and down more rapidly. As a result, the value of your investment in the Fund may rise or fall rapidly.

A principal investment technique of the Fund is to "sell short" significant amounts of securities. In a short sale, the Fund sells a security it does not own in expectation that its price will decline by the time the Fund closes out the short position by purchasing the security at the then-prevailing market price. When the Fund sells a security short, INVESCO believes that the security sold short will decrease in value more quickly than the market as a whole.

The Fund seeks to participate in the initial public offering ("IPO") market, and a significant portion of the Fund's returns may be attributable to IPO investments; the impact on the Fund's performance of IPO investments will be magnified if the Fund has a small asset base. The IPO market has been volatile in recent years. Even when the IPO market is robust, there is no guarantee that it will continue to be so, and, as the Fund's assets grow, there is no guarantee that the impact of IPO investing - even in a strange IPO market will produce positive performance.

The Fund may, from time to time, discontinue public sales of its shares to new investors. Existing shareholders of the Fund who maintain open accounts would be permitted to make additional investments in the Fund. During any closed period, the Fund may impose different standards for additional investments. Also, during a closed period, the Fund will continue to pay Rule 12b-1 fees. The Fund may also choose to resume sales of shares to new investors.

The Fund is subject to other principal risks such as those associated with derivatives, including options and futures. The Fund will use derivatives to hedge certain risks in the portfolio and to attempt to enhance Fund performance. Although the performance of derivatives is tied to that of the market, there is a risk that derivatives will not perform as expected. In addition, there is a risk that parties with whom the Fund enters into derivatives transactions will not be able to perform their obligations to the Fund. To the extent the Fund uses borrowing to buy securities, the risk of loss is magnified if the value of the security purchased decreases. The Fund will invest in securities of non-U.S. issuers, which generally carry not only market risks, but also risks that are not present with investing in U.S. securities. The Fund is also not diversified, which means that it may concentrate its investments in the securities of a comparatively small number of issuers. Changes in the prices of those securities will have a greater impact on the price of Fund shares than if the Fund was invested in a wider range of securities. In addition, the Fund is subject to other principal risks such as market, foreign securities, liquidity, counterparty, lack of timely information and portfolio turnover risks. These risks are described and discussed later in the Prospectus under the headings

"Investment Risks" and "Principal Risks Associated With The Fund." An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. As with any mutual fund, there is always a risk that you may lose money on your investment in the Fund.

[GRAPH ICON] FUND PERFORMANCE

Since the Fund's shares did not commence  investment  operations  until May
16, 2001, the Fund does not yet have a sufficient operating history to generate the performance information which other INVESCO funds show in bar chart and table form in this location in their Prospectuses.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES PAID DIRECTLY FROM YOUR ACCOUNT

                                            Class A       Class B       Class C
Maximum Sales Charge (Load) Imposed
on Purchases (as a percentage of
offering price)                             5.50%         None          None
Maximum Deferred Sales Charge (Load)
(as a percentage of the total original
cost of the shares)                         None(1)       5.00%(2)      1.00%(2)

ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS

                                            Class A       Class B       Class C

  Management Fees(3)                         1.50%         1.50%         1.50%
  Distribution and Service(12b-1) Fees (4)   0.35%         1.00%         1.00%
  Other Expenses(5)                          0.76%         0.76%         0.76%
                                             -----         -----         -----
  Total Annual Fund Operating Expenses(5)    2.61%         3.26%         3.26%
                                             =====         =====         =====

(1) If you buy $1,000,000 or more of Class A shares and redeem these shares within 18 months from the date of purchase, you may pay a 1% contingent deferred sales charge (CDSC) at the time of redemption.

(2) A 5% and 1% CDSC may be charged on Class B and Class C shares, respectively. Please see the section entitled "How To Buy Shares."

(3) The Fund's annual base management fee is 1.50% of the Fund's daily average net assets. On a monthly basis, the base fee either will remain unadjusted or will be adjusted up or down depending upon the investment performance of the Class A shares of the Fund compared to the investment performance of the Merrill Lynch 100 Technology Index (the "Index"). The maximum or minimum adjustment over any 12-month period will be 1%. As a result, the Fund could pay an annualized management fee that ranges from 0.50% to 2.50% of the Fund's average daily net assets. During the first 12 months of the Fund's operations, the management fee will be charged at the base fee of 1.50%, with no performance adjustment made. Please see the section entitled "Fund Management -- Performance-Based Fee."

(4) Because each Class pays a 12b-1 distribution and service fee which is based upon the Fund's assets, if you own shares of the Fund for a long period of time, you may pay more than the economic equivalent of the maximum front-end sales charge permitted for mutual funds by the National Association of Securities Dealers, Inc.

(5) Based on estimated expenses for the current fiscal year which may be more or less than actual expenses. Actual expenses are not provided because Fund shares were not offered until May 16, 2001.

EXAMPLES

The Examples are intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds.

The Examples assume that you invested $10,000 in the Fund for the time periods indicated. The first Example assumes that you redeem all of your shares at the end of those periods. The second Example assumes that you keep your shares. Both Examples also assume that your investment had a hypothetical 5% return each year and that the Fund's operating expenses remain the same. Although the actual costs and performance of the Fund may be higher or lower, based on these assumptions your costs would be:

IF SHARES ARE REDEEMED               1 year         3 years
Class A                              $800           $1,317
Class B(1)                           $829           $1,314
Class C(1)                           $429           $1,004

IF SHARES ARE NOT REDEEMED           1 year         3 years
Class A                              $800           $1,317
Class B                              $329           $1,004
Class C                              $329           $1,004

(1) Based on CDSC charges pursuant to the exceptions described in the section entitled "How to Buy Shares-Choosing a Share Class."

[ARROWS ICON] INVESTMENT RISKS

BEFORE INVESTING IN THE FUND, YOU SHOULD DETERMINE THE LEVEL OF RISK WITH WHICH YOU ARE COMFORTABLE. TAKE INTO ACCOUNT FACTORS LIKE YOUR AGE, CAREER, INCOME LEVEL, AND TIME HORIZON.

You should determine the level of risk with which you are comfortable before you invest. The principal risks of investing in any mutual fund, including the Fund, are:

NOT INSURED. Mutual funds are not insured by the FDIC or any other government agency, unlike bank deposits such as CDs or savings accounts.

NO GUARANTEE. No mutual fund can guarantee that it will meet its investment objectives.

POSSIBLE  LOSS  OF   INVESTMENT.   A  mutual  fund  cannot   guarantee  its
performance, nor assure you that the market value of your investment will increase. You may lose the money you invest, and the Fund will not reimburse you for any of these losses.

VOLATILITY. The price of your mutual fund shares will increase or decrease with changes in the value of the Fund's underlying investments and changes in the equity markets as a whole.

NOT A COMPLETE INVESTMENT PLAN. An investment in any mutual fund does not constitute a complete investment plan. The Fund is designed to be only a part of your personal investment plan.

[ARROWS ICON] PRINCIPAL RISKS ASSOCIATED WITH THE FUND

You should consider the special factors associated with the policies discussed below in determining the appropriateness of investing in the Fund. See the Statement of Additional Information for a discussion of additional risk factors.

NON-DIVERSIFICATION RISK
A non-diversified fund is allowed to invest, with respect to 50% of its assets, more than 5% of its assets in the securities of any one issuer. Since the Fund is non-diversified, it may invest in fewer issuers than if it were a diversified fund. In addition, the Fund may invest a significant portion of its assets in securities of companies doing business in a comparatively small number of economic sectors. Because of these potential investment concentrations, the value of the Fund's shares may fluctuate more widely, and the Fund may be subject to greater market risk, than if the Fund invested more broadly.

LEVERAGE RISK
When the Fund borrows money to buy securities, it is engaging in a practice known as "leveraging." Leveraging may result from ordinary borrowings, or may be inherent in the structure of certain Fund investments. If the prices of those securities decrease, or if the cost of borrowing exceeds any increases in the prices of those securities, the net asset value of the Fund's shares will decrease faster than if the Fund had not used leveraging. To repay borrowings, the Fund may have to sell securities at a time and at a price that is unfavorable to the Fund. Interest on borrowings is an expense the Fund would not otherwise incur.

SHORT SALES RISK
When the Fund sells a security short, it borrows the security in order to enter into the short sale transaction, and the proceeds of the sale may be used by the Fund as collateral for the borrowing to the extent necessary to meet margin requirements. The Fund may also be required to pay a premium to borrow the security.

Moreover, the Fund is required to maintain a segregated account with a broker or a custodian consisting of cash or highly liquid securities. Until the borrowed security is replaced, the Fund will maintain this account at a level so that the amount deposited in the account, plus the collateral deposited with the broker, will equal the current market value of the securities sold short.

DERIVATIVES RISK
A derivative is a financial instrument whose value is "derived," in some manner, from the price of another security, index, asset or rate. Derivatives include options and futures contracts, among a wide range of other instruments. The principal risk of holding positions in derivatives used as a hedging device is that the fluctuations in their values may not behave as anticipated with respect to the overall securities markets. The Fund may also use derivatives in an attempt to improve performance, although there is no guarantee that it will be successful in that effort. Some derivatives are more sensitive to interest rate changes and market price fluctuations than others, and thus may increase market risk. Also, derivatives are subject to counterparty risk as described below.

OPTIONS AND FUTURES RISK
Options and futures are common types of derivatives that the Fund uses as an investment strategy as well as to hedge other positions in the Fund. An option is the right or obligation to buy or sell a security or other instrument, index or commodity at a specific price on or before a specific date. A future is an agreement to buy or sell a security or other instrument, index or commodity at a specific price on a specific date. The use of options and futures may increase the performance of the Fund, but may also increase market risk.

MARKET RISK
Equity stock prices vary and may fall, thus reducing the value of the Fund's investments. Certain stocks selected for the Fund's portfolio may decline in value more than the overall stock market. In general, the securities of large businesses with outstanding securities worth $15 billion or more are less volatile than those of mid-size businesses with outstanding securities worth more than $2 billion, or small businesses with outstanding securities worth less than $2 billion. The Fund is free to invest in companies with small market capitalizations or those that may otherwise be more volatile.

FOREIGN SECURITIES RISKS
Investments in foreign and emerging markets carry special risks, including currency, political, regulatory and diplomatic risks. The Fund may invest up to 25% of its assets in securities of non-U.S. issuers. Securities of Canadian issuers and American Depository Receipts are not subject to this 25% limitation.

         CURRENCY RISK. A change in the exchange rate between U.S. dollars and a foreign currency may reduce the value of the Fund's investment in a security valued in the foreign currency, or based on that currency value.

         POLITICAL RISK. Political actions, events or instability may result in unfavorable changes in the value of a security.

         REGULATORY RISK. Government regulations may affect the value of a security. In foreign countries, securities markets that are less regulated than those in the U.S. may permit trading practices that are not allowed in the U.S.

         DIPLOMATIC RISK. A change in diplomatic relations between the U.S. and a foreign country could affect the value or liquidity of investments.

         EUROPEAN ECONOMIC AND MONETARY UNION. Austria, Belgium, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, The Netherlands, Portugal and Spain are presently members of the European Economic and

         Monetary Union (the "EMU") which has adopted the euro as a common currency. The national currencies will be sub-currencies of the euro until July 1, 2002, at which time these currencies will disappear entirely. Other European countries may adopt the euro in the future.

         As the euro is implemented, there may be changes in the relative strength and value of the U.S. dollar and other major currencies, as well as possible adverse tax consequences. The euro transition by EMU countries may affect the fiscal and monetary levels of those participating countries. The outcome of these and other uncertainties could have unpredictable effects on trade and commerce and result in increased volatility for all financial markets.

LIQUIDITY RISK
The Fund's portfolio is liquid if the Fund is able to sell the securities it owns at a fair price within a reasonable time. Liquidity is generally related to the market trading volume for a particular security. Investments in smaller companies or in foreign companies or companies in emerging markets are subject to a variety of risks, including potential lack of liquidity.

COUNTERPARTY RISK
This is a risk associated primarily with repurchase agreements and some derivatives transactions. It is the risk that the other party in the transaction will not fulfill its contractual obligation to complete the transaction with the Fund.

LACK OF TIMELY INFORMATION RISK
Timely information about a security or its issuer may be unavailable, incomplete or inaccurate. This risk is more common to securities issued by foreign companies and companies in emerging markets than it is to the securities of U.S.-based companies.

PORTFOLIO TURNOVER RISK
The Fund's investments may be bought and sold relatively frequently. A high turnover rate may result in higher brokerage commissions and taxable gain distributions to the Fund's shareholders.

                 ----------------------------------------------

Although the Fund generally invests in publicly traded equity securities, the Fund also may invest in other types of securities and other financial instruments indicated in the chart below. Although these investments typically are not part of the Fund's principal investment strategy, they may constitute a significant portion of the Fund's portfolio, thereby possibly exposing the Fund and its investors to the following additional risks.

--------------------------------------------------------------------------------
INVESTMENT                                             RISKS
--------------------------------------------------------------------------------
AMERICAN DEPOSITORY RECEIPTS (ADRS)                    Market, Information,
These are securities issued by                         Political,
U.S. banks that represent                              Regulatory,
shares of foreign corporations                         Diplomatic, Liquidity
held by those banks.  Although                         and Currency
traded in U.S. securities                              Risks
markets and valued in U.S.
dollars, ADRs carry most of the
risks of investing directly in
foreign securities.
--------------------------------------------------------------------------------
DELAYED DELIVERY OR
WHEN-ISSUED SECURITIES
Ordinarily, the Fund purchases                         Market Risk
securities and pays for them in
cash at the normal trade settlement
time. When the Fund purchases a
delayed delivery or when-issued
security, it promises to pay in the
future - for example, when the security
is actually  available for delivery
to the Fund.  The Fund's  obligation
to pay is usually fixed when the Fund
promises  to pay.  Between the date
the Fund  promises to pay and the
date the securities are actually
received, the Fund bears the risk
that the market value of the when-
issued security may decline.
--------------------------------------------------------------------------------
FORWARD FOREIGN CURRENCY CONTRACTS                     Currency,  Political,
A contract to exchange an                              Diplomatic,
amount of currency on a date                           Counterparty and
in the future at an agreed-upon                        Regulatory Risks
exchange  rate  might be used by
the Fund to hedge against changes
in foreign currency exchange rates
when the Fund invests in foreign
securities. Such contracts do not
reduce price fluctuations in foreign
securities,  or prevent losses if the
prices of those securities decline.
--------------------------------------------------------------------------------
OTHER FINANCIAL INSTRUMENTS
These may include forward                              Counterparty,
contracts, swaps, caps, floors                         Currency,  Liquidity,
and collars. They may be used                          Market and Regulatory
to try to manage the Fund's                            Risks
foreign currency  exposure and
other investment risks, which
can cause its net asset value to
rise or fall. The Fund may use
these financial instruments, commonly
known as "derivatives," to increase or
decrease its exposure to changing
securities  prices,  interest rates,
currency exchange rates or other factors.
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS
A contract under which the                             Counterparty Risk
seller of a security agrees to
buy it back at an agreed-upon price and
time in the future.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INVESTMENT                                             RISKS
--------------------------------------------------------------------------------
RESTRICTED SECURITIES/PRIVATE PLACEMENTS
Securities that are not registered, but which are      Liquidity Risk
bought and sold solely by institutional investors.
The Fund considers many Rule 144A securities to be
"liquid," although the market for such
securities typically is less active than the public
securities markets.
--------------------------------------------------------------------------------

[ARROWS ICON] TEMPORARY DEFENSIVE POSITIONS

When  securities   markets  or  economic   conditions  are  unfavorable  or
unsettled, we might try to protect the assets of the Fund by investing in securities that are highly liquid, such as high-quality money market instruments like short-term U.S. government obligations, commercial paper or repurchase agreements, even though that is not the normal investment strategy of the Fund. We have the right to invest up to 100% of the Fund's assets in these securities, although we are unlikely to do so. Even though the securities purchased for defensive purposes often are considered the equivalent of cash, they also have their own risks. Investments that are highly liquid or comparatively safe tend to offer lower returns. Therefore, the Fund's performance could be comparatively lower if it concentrates in defensive holdings.

[ARROWS ICON] PORTFOLIO TURNOVER

We actively manage and trade the Fund's portfolio. Therefore, the Fund may have a higher portfolio turnover rate than many other mutual funds. The Fund's average portfolio turnover rate for the current fiscal year may exceed 200%.

A portfolio turnover rate of 200% is equivalent to the Fund buying and selling all of the securities in its portfolio two times in the course of a year. A comparatively high turnover rate may result in higher brokerage commissions and taxable capital gain distributions to the Fund's shareholders.

[INVESCO ICON] FUND MANAGEMENT

INVESCO IS A SUBSIDIARY OF AMVESCAP PLC, AN INTERNATIONAL INVESTMENT MANAGEMENT COMPANY THAT MANAGES MORE THAN $370.3 BILLION IN ASSETS WORLDWIDE. AMVESCAP IS BASED IN LONDON, WITH MONEY MANAGERS LOCATED IN EUROPE, NORTH AND SOUTH AMERICA, AND THE FAR EAST.

INVESTMENT  ADVISER
INVESCO, located at 7800 East Union Avenue, Denver, Colorado, is the investment adviser of the Fund. INVESCO was founded in 1932 and manages over $31.2 billion for more than 2,778,465 shareholder accounts of 45 INVESCO mutual funds. INVESCO performs a wide variety of other services for the Fund, including administrative and transfer agency functions (the processing of purchases, sales and exchanges of Fund shares).

A wholly owned subsidiary of INVESCO, INVESCO Distributors, Inc. ("IDI") is the Fund's distributor and is responsible for the sale of the Fund's shares.

INVESCO and IDI are subsidiaries of AMVESCAP PLC.

PERFORMANCE-BASED FEE

INVESCO receives a management fee from the Fund that is comprised of two components. The first component is an annual base fee equal to 1.50% of the Fund's average daily net assets. The second component is a performance adjustment that either increases or decreases the base fee, depending on how the Fund's Class A shares have performed relative to the Index. The maximum performance adjustment upward or downward is 1.00% annually. Depending on the performance of the Fund, during any fiscal year INVESCO may receive as much as 2.50% or as little as 0.50% in management fees. During the first twelve months of the Fund's operations, the management fee will be charged at the base fee of 1.50% with no performance adjustment.

[INVESCO ICON] PORTFOLIO MANAGERS

The following individuals are primarily responsible for the day-to-day management of the Fund's portfolio holdings:

WILLIAM R. KEITHLER, a senior vice president of INVESCO, is the lead portfolio manager of the Fund. Before rejoining INVESCO in 1999, Bill was a portfolio manager with Berger Associates, Inc. He is a Chartered Financial Analyst. Bill received an M.S. from the University of Wisconsin--Madison and a B.A. from Webster College.

BRIAN B. HAYWARD, a vice president of INVESCO, is a co-portfolio manager of the Fund. Before joining INVESCO in 1997, Brian was a senior equity analyst with Mississippi Valley Advisors in St. Louis, Missouri. He is a Chartered Financial Analyst. Brian received an M.A. in Economics and a B.A. in Mathematics from the University of Missouri.

[INVESCO ICON] POTENTIAL REWARDS

NO SINGLE FUND SHOULD REPRESENT YOUR COMPLETE INVESTMENT PROGRAM NOR SHOULD YOU ATTEMPT TO USE THE FUND FOR SHORT-TERM TRADING PURPOSES.

The Fund offers shareholders the potential to increase the value of their capital over time. Like most mutual funds, the Fund seeks to provide higher returns than the market or its competitors, but cannot guarantee that performance.

SUITABILITY FOR INVESTORS
Only you can determine if an investment in the Fund is right for you based upon your own economic situation, the risk level with which you are comfortable and other factors. In general, the Fund is most suitable for investors who:
o are experienced investors or have obtained the advice of an investment professional.
o are willing to accept the additional risks entailed in the investment policies of the Fund.
o understand that shares of the Fund can, and likely will, have daily price fluctuations.
o are investing tax-deferred retirement accounts, such as traditional and Roth Individual Retirement Accounts ("IRAs"), as well as employer-sponsored qualified retirement plans, including 401(k)s and 403(b)s, all of which have longer investment horizons.

You probably do not want to invest in the Fund if you are:
o  unaccustomed to potentially volatile investments.
o  primarily seeking current dividend income.
o unwilling to accept the additional risks entailed in the investment policies of the Fund and potential significant changes in the price of Fund shares as a result of those policies.
o  speculating on short-term fluctuations in the stock markets.

[INVESCO ICON] SHARE PRICE

CURRENT MARKET VALUE OF FUND ASSETS
+ ACCRUED INTEREST AND DIVIDENDS
- FUND DEBTS,
INCLUDING ACCRUED EXPENSES
--------------------------
/ NUMBER OF SHARES
= YOUR SHARE PRICE (NAV)

The value of your Fund shares is likely to change daily. This value is known as the Net Asset Value per share, or NAV. INVESCO determines the market value of each investment in the Fund's portfolio each day that the New York Stock Exchange ("NYSE") is open, at the close of the regular trading day on that exchange (normally 4:00 p.m. Eastern time). Therefore, shares of the Fund are not priced on days when the NYSE is closed, which generally is on weekends and national holidays in the U.S.

NAV is calculated by adding together the current market price of all of the Fund's investments and other assets, including accrued interest and dividends; subtracting the Fund's debts, including accrued expenses; and dividing that dollar amount by the total number of the Fund's outstanding shares. Because their expenses vary, NAV is determined separately for each class.

All purchases, sales and exchanges of Fund shares are made by INVESCO at the NAV next calculated after INVESCO receives proper instructions from you to purchase, redeem or exchange shares of the Fund. Your instructions must be received by INVESCO no later than the close of the NYSE to effect transactions at that day's NAV. If INVESCO hears from you after that time, your instructions will be processed at the NAV calculated at the end of the next day that the NYSE is open.

Foreign securities exchanges, which set the prices for foreign securities held by the Fund, are not always open the same days as the NYSE, and may be open for business on days the NYSE is not. For example, Thanksgiving Day is a holiday observed by the NYSE and not by overseas exchanges. In this situation, the Fund would not calculate NAV on Thanksgiving Day (and INVESCO would not buy, sell or exchange shares for you on that day), even though activity on foreign exchanges could result in changes in the value of investments held by the Fund on that day.

[INVESCO ICON]  HOW TO BUY SHARES

TO BUY SHARES AT THAT DAY'S CLOSING PRICE, YOU MUST CONTACT US BEFORE THE CLOSE OF THE NYSE, NORMALLY 4:00 P.M. EASTERN TIME.

The Fund offers multiple classes of shares. The chart in this section shows several convenient ways to invest in the Fund. A share of each class represents an identical interest in the Fund and has the same rights, except that each class bears its own distribution and shareholder servicing charges, and other expenses. The income attributable to each class and the dividends payable on the shares of each class will be reduced by the amount of the distribution fee or service fee, if applicable, and the other expenses payable by that class.

If you buy $1,000,000 or more of Class A shares and redeem the shares within 18 months from the date of purchase, you may pay a 1% contingent deferred sales charge at the time of redemption. This charge would not be assessed upon Class A shares acquired through reinvestment of dividends or other distributions, or Class A shares exchanged for Class A shares of another INVESCO fund. When you invest in the Fund through a securities broker or any other third parties, you may be charged a commission or transaction fee for either purchases or sales of Fund shares. For all new accounts, please send a completed application form and specify the fund or funds and the class or classes you wish to purchase.

INVESCO reserves the right to increase, reduce or waive the Fund's minimum investment requirements in its sole discretion, if it determines this action is in the best interests of the Fund's shareholders. INVESCO also reserves the right in its sole discretion to reject any order to buy Fund shares, including purchases by exchange.

MINIMUM INITIAL INVESTMENT. $10,000, which is waived for regular investment plans, including EasiVest and Direct Payroll Purchase, and certain retirement plans, including IRAs.

MINIMUM SUBSEQUENT INVESTMENT. $1,000 (Minimums are lower for certain retirement plans.)

EXCHANGE POLICY. You may exchange your shares in the Fund for shares of the same class of another INVESCO fund on the basis of their respective NAVs at the time of the exchange.

FUND EXCHANGES CAN BE A CONVENIENT WAY FOR YOU TO DIVERSIFY YOUR INVESTMENTS, OR TO REALLOCATE YOUR INVESTMENTS WHEN YOUR OBJECTIVES CHANGE.

Before making any exchange, be sure to review the prospectuses of the funds involved and consider the differences between the funds. Also, be certain that you qualify to purchase certain classes of shares in the new fund. An exchange is the sale of shares from one fund immediately followed by the purchase of shares in another. Therefore, any gain or loss realized on the exchange is recognizable for federal income tax purposes (unless, of course, you or your account qualifies as tax-deferred under the Internal Revenue Code). If the shares of the fund you are selling have gone up in value since you bought them, the sale portion of an exchange may result in taxable income to you.

You may be required to pay an initial sales charge when exchanging from a fund with a lower initial sales charge than the one into which you are exchanging. If you exchange from Class A shares of a fund not subject to a CDSC into Class A shares of another fund subject to those charges, you may be charged a CDSC when you redeem the exchanged shares. The CDSC charged upon redemption of those shares will be calculated starting on the date you acquired those shares through exchange. You will not pay a sales charge when exchanging Class B shares for other Class B shares or Class C shares for other Class C shares. If you make an exchange involving Class B or Class C shares, the amount of time you held the original shares will be added to the holding period of the Class B or Class C shares, respectively, into which you exchanged for the purpose of calculating any CDSC that may be assessed upon a subsequent redemption.

We have the  following  policies  governing  all  exchanges:
o Both fund accounts involved in the exchange must be registered in exactly the same name(s) and Social Security or federal tax I.D. number(s).
o You may make up to four exchanges out of the Fund per 12-month period, but you may be subject to the contingent deferred sales charge described below.
o The Fund reserves the right to reject any exchange request, or to modify or terminate the exchange policy, if it is in the best interests of the Fund and its shareholders. Notice of all such modifications or terminations that affect all shareholders of the Fund will be given at least 60 days prior to the effective date of the change, except in unusual instances, including a suspension of redemption of the exchanged security under
   Section 22(e) of the Investment Company Act of 1940.

In addition, the ability to exchange may be temporarily suspended at any time that sales of the fund into which you wish to exchange are temporarily stopped.

Please remember that if you pay by check, Automated Clearing House ("ACH"), or wire and your funds do not clear, you will be responsible for any related loss to the Fund or INVESCO. If you are already an INVESCO funds shareholder, the Fund may seek reimbursement for any loss from your existing account(s).

CHOOSING A SHARE CLASS. The Fund has multiple classes of shares, each class representing an interest in the same portfolio of investments. In deciding which class of shares to purchase, you should consider, among other things, (i) the length of time you expect to hold your shares, (ii) the provisions of the distribution plan applicable to that class, if any, (iii) the eligibility requirements that apply to purchases of a particular class, and (iv) any assistance you may receive in making your investment determination.

In addition you should consider the factors below:

CLASS A                        CLASS B                        CLASS C
------------------------------------------------------------------------------------------
Initial sales charge           No initial sales charge        No initial sales charge

CDSC if you purchase           CDSC on redemptions            CDSC on redemptions
$1,000,000 or more and         within six years               within 13 months
redeem  those shares
within 18 months

12b-1 fee of 0.35%             12b-1 fee of 1.00%             12b-1 fee of 1.00%

No conversion                  Converts to Class A            No conversion
                               shares after eight years
                               along with a pro rata
                               portion of its reinvested
                               dividends and distributions

Generally, more appropriate    Purchase orders limited        Purchase orders limited
for long-term investors        to amounts of $250,000         to amounts of $1,000,000
                               or less                        or less.  Generally more
                                                              appropriate for short-term
                                                              investors

Your investment representative can help you decide among the various classes. Please contact your investment representative for several convenient ways to invest in the Fund. Shares of the Fund are available only through your investment representative.

SALES CHARGES
Sales charges on Class A shares of the Fund are detailed below. As used below, the term "offering price" with respect to Class A shares includes the initial sales charge.

INITIAL SALES CHARGES. Class A shares of the Fund are subject to the following initial sales charges:

                                            INVESTOR'S SALES CHARGE
AMOUNT OF INVESTMENT                    AS A % OF             AS A % OF
IN A SINGLE TRANSACTION                 OFFERING PRICE        INVESTMENT

Less than                  $   25,000    5.50%                 5.82%
$25,000 but less than      $   50,000    5.25%                 5.54%
$50,000 but less than      $  100,000    4.75%                 4.99%
$100,000 but less than     $  250,000    3.75%                 3.90%
$250,000 but less than     $  500,000    3.00%                 3.09%
$500,000 but less than     $1,000,000    2.00%                 2.04%
$1,000,000 or more                       NAV                   NAV

CONTINGENT DEFERRED SALES CHARGE (CDSC) FOR CLASS A SHARES. You can purchase $1,000,000 or more of Class A shares at net asset value. However, if you purchase shares worth $1,000,000 or more, they may be subject to a CDSC of 1% if you redeem or exchange them prior to 18 months after the date of purchase. The distributor may pay a dealer concession and/or a service fee for purchases of $1,000,000 or more. We will use the "first-in, first-out" method to determine your holding period. Under this method, the date of redemption or exchange will be compared with the earliest purchase date of shares held in your account. If your holding period is less than 18 months, the CDSC may be assessed on the amount of the total original cost of the shares.

CDSC FOR CLASS B AND CLASS C SHARES. You can purchase Class B and Class C shares at their net asset value per share. However, when you redeem them, they are subject to a CDSC in the following percentages:

YEAR SINCE
PURCHASE MADE                        CLASS B          CLASS C

First                                5%               1%*
Second                               4%               None
Third                                3%               None
Fourth                               3%               None
Fifth                                2%               None
Sixth                                1%               None
Seventh and following                None             None

*The first year will consist of the first 13 months.

REDUCED SALES CHARGES AND SALES CHARGE EXCEPTIONS. You may qualify for reduced sales charges or sales charge exceptions. To qualify for these reductions or exceptions, you or your financial consultant must provide sufficient information at the time of purchase to verify that your purchase qualifies for such treatment.

        REDUCED SALES CHARGES. You may be eligible to buy Class A shares at reduced initial sales charge rates under Rights of Accumulation or Letters of Intent under certain circumstances.

           RIGHTS OF ACCUMULATION. You may combine your new purchases of Class A shares with Class A shares that were previously purchased for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the current value of all Class A shares you own.

           LETTERS OF INTENT. Under a Letter of Intent (LOI), you commit to purchase a specified dollar amount of Class A shares of the Fund during a 13-month period. The amount you agree to purchase determines the initial sales charge you pay. If the full face amount of the LOI is not invested by the end of the 13-month period, your account will be adjusted to the higher initial sales charge level for the amount actually invested.

INITIAL SALES CHARGE/CDSC EXCEPTIONS

You will not pay initial sales charges:
o  on shares purchased by reinvesting dividends and distributions;
o  when exchanging shares among certain INVESCO funds;
o  when using the reinstatement privilege; and
o when a merger, consolidation, or acquisition of assets of an INVESCO fund occurs.

You will not pay a CDSC:
o  if you purchase less than $1,000,000 of Class A shares;
o if you purchase $1,000,000 or more of Class A shares and hold those shares for more than 18 months;
o  if you redeem Class B shares you held for more than six years;
o  if you redeem Class C shares you held for more than 13 months;
o if you participate in the periodic withdrawal program and withdraw up to 10% of the value of your shares that are subject to a CDSC in any 12-month period. The value of your shares, and applicable 12-month period, will be calculated based upon the value of your account on, and the date of, the first periodic withdrawal.
o if you redeem shares acquired through reinvestment of dividends and distributions;
o  on increases in the net asset value of your shares;
o  to pay account fees;
o for IRA distributions due to death, disability or periodic distributions based on life expectancy;
o to return excess contributions (and earnings, if applicable) from retirement plan accounts; or
o  for redemptions following the death of a shareholder or beneficial owner.

There may be other situations when you may be able to purchase or redeem shares at reduced or no sales charges. Consult the Fund's Statement of Additional Information for further details.

METHOD                         INVESTMENT MINIMUM       PLEASE REMEMBER
--------------------------------------------------------------------------------
BY CHECK                       $10,000 for              INVESCO does not
Mail to:                       regular accounts;        accept cash,
INVESCO Funds Group,           $1,000 for each          credit cards,
Inc.,                          subsequent               travelers'
P.O. Box 17970,                investment. $500         cheques, credit
Denver, CO 80217.              for an IRA; $250         card checks,
You may send your check        for each                 instant loan
by overnight courier to:       subsequent IRA           checks, money
7800 E. Union Ave.             investment.              orders or third
Denver, CO 80237.                                       party checks
                                                        unless it is from
                                                        another financial
                                                        institution
                                                        related to a
                                                        retirement plan
                                                        transfer.
--------------------------------------------------------------------------------
BY WIRE                         $10,000 for regular
You may send your               accounts; $1,000 for
payment by bank wire            each subsequent
(call 1-800-328-2234 for        investment. $500 for
instructions).                  an IRA; $250 for each
                                subsequent IRA
                                investment.
--------------------------------------------------------------------------------
BY TELEPHONE WITH ACH           $10,000 for regular     You must forward
Call 1-800-328-2234 to          accounts; $1,000 for    your bank account
request your purchase.          each subsequent         information to
Upon your telephone             investment. $500 for    INVESCO prior to
instructions, INVESCO           an IRA; $250 for each   using this option.
will move money from            subsequent IRA
your designated bank/           investment.
credit union checking
or savings account in
order to purchase
shares.
--------------------------------------------------------------------------------
REGULAR INVESTING WITH          $50 per month           Like all regular
EASIVEST OR DIRECT              for EasiVest;           investment plans,
PAYROLL PURCHASE                $50 per pay             neither EasiVest
You may enroll on your          period for              nor Direct Payroll
fund application, or            Direct Payroll          Purchase ensures a
call us for a separate          Purchase. You           profit or protects
form and more details.          may start or            against loss in a
Investing the same              stop your               falling market.
amount on a monthly             regular                 Because you'll
basis allows you to buy         investment plan         invest
more shares when prices        at any time,            continually,
are low and fewer               with two weeks'         regardless of
shares when prices are          notice to               varying price levels,
high. This "dollar cost         INVESCO.                consider your
averaging" may help                                     financial ability
offset market                                           to keep buying
fluctuations. Over a                                    through low price
period of time, your                                    levels. And remem-
average cost per share                                  ber that you will
may be less than the                                    lose money if you
actual average price                                    redeem your shares
per share.                                              when the market
                                                        value of all your
                                                        shares is less than
                                                        their cost.

METHOD                          INVESTMENT MINIMUM      PLEASE REMEMBER
--------------------------------------------------------------------------------
BY EXCHANGE                     $10,000 for regular     See "Exchange Policy."
Between the same class          accounts; $1,000
of any two INVESCO              for each subsequent
funds. Call                     investment. $500 for
1-800-328-2234 for              an IRA; $250 for
prospectuses of other           each subsequent
INVESCO funds.                  investment.
Exchanges may be made
in writing or by
telephone. You may also
establish an automatic
monthly exchange
service between two
INVESCO funds; call us
for further details and
the correct form.

DISTRIBUTION EXPENSES. We have adopted a Master Distribution Plan and Agreement (commonly known as a "12b-1 Plan") for each class of shares of the Fund. The 12b-1 fees paid by the Fund's classes of shares are used to pay distribution fees to IDI for the sale and distribution of the Fund's shares and for services provided to shareholders, all or a substantial portion of which are paid to the dealer of record. Because the Fund's shares pay these fees out of their assets on an ongoing basis, these fees increase the cost of your investment.

HOUSEHOLDING. To save money for the Fund, INVESCO will send only one copy of a prospectus or financial report to each household address. This process, known as "householding," is used for most required shareholder mailings. It does not apply to account statements. You may, of course, request an additional copy of a prospectus or financial report at any time by calling or writing INVESCO. You may also request that householding be eliminated from all your required mailings.

[INVESCO ICON] HOW TO SELL SHARES

TO SELL SHARES AT THAT DAY'S CLOSING PRICE, YOU MUST CONTACT US BEFORE 4:00 P.M. EASTERN TIME.

The chart in this section shows several convenient ways to sell your Fund shares. Shares of the Fund may be sold at any time at the next NAV calculated after your request to sell in proper form is received by INVESCO. Depending on Fund performance, the NAV at the time you sell your shares may be more or less than the price you paid to purchase your shares.

If you own shares in more than one INVESCO fund, please specify the fund whose shares you wish to sell and specify the class of shares. Remember that any sale or exchange of shares in a non-retirement account will likely result in a taxable gain or loss.

While INVESCO attempts to process telephone redemptions promptly, there may be times -- particularly in periods of severe economic or market disruption -- when you may experience delays in redeeming shares by telephone.

INVESCO usually forwards the proceeds from the sale of Fund shares within seven days after we receive your request to sell in proper form. However, payment may be postponed under unusual circumstances -- for instance, if normal trading is not taking place on the NYSE, or during an emergency as defined by the Securities and Exchange Commission. If your INVESCO fund shares were purchased by a check which has not yet cleared, payment will be made promptly when your purchase check does clear; that can take up to 12 business days.

Because of the Fund's expense structure, it costs as much to handle a small account as it does to handle a large one. If the value of your account in the Fund falls below $250 as a result of your actions (for example, sale of your Fund shares), the Fund reserves the right to sell all of your shares, send the proceeds of the sale to you and close your account. Before this is done, you will be notified and given 60 days to increase the value of your account to $250 or more.

REDEMPTION FEES. Except for any applicable CDSC, we will not charge you any fees to redeem your shares; however, your broker or financial consultant may charge service fees for handling these transactions.

REINSTATEMENT PRIVILEGE (Class A shares only). You may, within 90 days after you sell Class A shares, reinvest all or part of your redemption proceeds in Class A shares in the Fund at net asset value in an identically registered account. You will not pay any sales charges on the amount reinvested. In addition, if you had paid a CDSC on any reinstated amount, you will not be subject to a CDSC if you later redeem that amount. You must notify the transfer agent in writing at the time you reinstate that you are exercising your reinstatement privilege. You may exercise this privilege only once per calendar year.

METHOD                  REDEMPTION MINIMUM              PLEASE REMEMBER
--------------------------------------------------------------------------------
BY TELEPHONE            $250 (or, if less,              INVESCO's telephone
Call us toll-free       full liquidation                redemption
at:                     of the account)                 privileges may be
1-800-328-2234.         for a redemption                modified or
                        check.                          terminated in the
                                                        future at INVESCO's
                                                        discretion. The maximum
                                                        amount which may be
                                                        redeemed by telephone is
                                                        generally $25,000.
--------------------------------------------------------------------------------
IN WRITING              Any amount.                     The redemption
Mail your request to                                    request must be
INVESCO Funds Group,                                    signed by all
Inc., P.O. Box                                          registered account
17970, Denver, CO                                       owners. Payment
80217.  You may also                                    will be mailed to
send your request by                                    your address as it
overnight courier to                                    appears on
7800 E. Union Ave.,                                     INVESCO's records,
Denver, CO 80237.                                       or to a bank
                                                        designated by you
                                                        in writing.

BY TELEPHONE WITH ACH   $250                            You must forward
Call 1-800-328-2234                                     your bank account
to request your                                         information to
redemption.                                             INVESCO prior to
                                                        using this option.
                                                        INVESCO will
                                                        automatically pay
                                                        the proceeds into
                                                        your designated
                                                        bank account.
--------------------------------------------------------------------------------
PERIODIC WITHDRAWAL     $100 per payment                You must have at
PLAN                    on a monthly or                 least $10,000 total
You may call us to      quarterly basis.                invested with the
request the             The redemption                  INVESCO funds with
appropriate form and    check may be made               at least $5,000 of
more information at     payable to any                  that total invested
1-800-328-2234.         party you                       in the fund from
                        designate.                      which withdrawals
                                                        will be made.
--------------------------------------------------------------------------------
PAYMENT TO THIRD        Any amount.                     All registered
PARTY                                                   account owners must
Mail your request to                                    sign the request,
INVESCO                                                 with signature
Funds Group, Inc.,                                      guarantees from an
P.O. Box 17970,                                         eligible guarantor
Denver, CO 80217.                                       financial institution,
                                                        such as a commercial
                                                        bank or a recognized
                                                        national or regional
                                                        securities firm.

[GRAPH ICON] TAXES

Everyone's tax status is unique. We encourage you to consult your own tax adviser on the tax impact to you of investing in the Fund.

TO AVOID BACKUP WITHHOLDING, BE SURE WE HAVE YOUR CORRECT SOCIAL SECURITY OR TAXPAYER IDENTIFICATION NUMBER.

The Fund customarily  distributes to its shareholders  substantially all of its net investment income, net capital gains and net gains from foreign currency transactions, if any. You receive a proportionate part of these distributions, depending on the percentage of the Fund's shares that you own. These distributions are required under federal tax laws governing mutual funds. It is the policy of the Fund to distribute all investment company taxable income and net capital gains. As a result of this policy and the Fund's qualification as a regulated investment company, it is anticipated that the Fund will not pay any federal income or excise taxes. Instead, the Fund will be accorded conduit or "pass through" treatment for federal income tax purposes.

However, unless you are (or your account is) exempt from current income taxes, you must include all dividends and capital gain distributions paid to you by the Fund in your taxable income for federal, state and local income tax purposes. You also may realize capital gains or losses when you sell shares of the Fund at more or less than the price you originally paid. An exchange is treated as a sale, and is a taxable event. Dividends and other distributions usually are taxable whether you receive them in cash or automatically reinvest them in shares of the Fund or other INVESCO funds.

If you have not provided INVESCO with complete, correct tax information, the Fund is required by law to withhold 31% of your distributions and any money that you receive from the sale of shares of the Fund as a backup withholding tax.

Unless your account is held at a brokerage  firm,  we will provide you with
detailed   information   every  year  about  your  dividends  and  capital  gain
distributions. Depending on the activity in your individual account, we may also be able to assist with cost basis figures for shares you sell.

[GRAPH ICON] DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

The Fund earns ordinary or investment income from dividends and interest on its investments. The Fund expects to distribute substantially all of this investment income, less Fund expenses, to shareholders annually or at such other times as the Fund may elect. Please note that classes with higher expenses are expected to have lower dividends.

NET INVESTMENT INCOME AND NET REALIZED CAPITAL GAINS ARE DISTRIBUTED TO SHAREHOLDERS AT LEAST ANNUALLY. DISTRIBUTIONS ARE TAXABLE WHETHER REINVESTED IN ADDITIONAL SHARES OR PAID TO YOU IN CASH (EXCEPT FOR TAX-EXEMPT OR TAX-DEFERRED ACCOUNTS).

The Fund also realizes capital gains or losses when it sells securities in its portfolio for more or less than it had paid for them. If total gains on sales exceed total losses (including losses carried forward from previous years), the Fund has a net realized capital gain. Net realized capital gains, if any, are distributed to shareholders at least annually, usually in November.

Under present federal income tax laws, capital gains may be taxable at different rates, depending on how long the Fund has held the underlying investment. Short-term capital gains which are derived from the sale of assets held one year or less are taxed as ordinary income. Long-term capital gains which are derived from the sale of assets held for more than one year are taxed at up to the maximum capital gains rate, currently 20% for individuals.

Dividends and capital gain distributions are paid to you if you hold shares on the record date of the distribution regardless how long you have held your shares. The Fund's NAV will drop by the amount of the distribution on the day the distribution is declared. If you buy shares of the Fund just before a distribution is declared, you may wind up "buying a distribution." This means that if the Fund declares a dividend or capital gain distribution shortly after you buy, you will receive some of your investment back as a taxable distribution. Although your higher basis may mean a smaller capital gain upon sale of the shares, most shareholders want to avoid the purchase of shares immediately before the purchase date. And, if you sell your shares at a loss for tax purposes and purchase a substantially identical investment within 30 days before or after that sale, the transaction is usually considered a "wash sale" and you will not be able to claim a tax loss.

Dividends and capital gain distributions paid by the Fund are automatically reinvested in additional Fund shares at the NAV on the ex-distribution date, unless you choose to have them automatically reinvested in another INVESCO fund or paid to you by check or electronic funds transfer. If you choose to be paid by check, the minimum amount of the check must be at least $10; amounts less than that will be automatically reinvested. Dividends and other distributions, whether received in cash or reinvested in additional Fund shares, are generally subject to federal income tax.

MAY 15, 2001

INVESCO COUNSELOR  SERIES FUNDS, INC.
INVESCO ADVANTAGE TECHNOLOGY/TELECOMMUNICATIONS FUND - CLASS A, B AND C

You may obtain additional information about the Fund from several sources.

FINANCIAL   REPORTS.   Although  this   Prospectus   describes  the  Fund's
anticipated investments and operations, the Fund also prepares annual and semiannual reports that detail the Fund's actual investments at the report date. These reports include discussion of the Fund's recent performance, as well as market and general economic trends affecting the Fund's performance. The annual report also includes the report of the Fund's independent accountants.

STATEMENT OF ADDITIONAL INFORMATION. The SAI dated May 15, 2001 is a supplement to this Prospectus and has detailed information about the Fund and its investment policies and practices. A current SAI for the Fund is on file with the Securities and Exchange Commission and is incorporated into this Prospectus by reference; in other words, the SAI is legally a part of this Prospectus, and you are considered to be aware of the contents of the SAI.

INTERNET. You may access the current Prospectus on the INVESCO Web site at invescofunds.com. The current Prospectus and SAI of the Fund are available on the SEC Web site at www.sec.gov.

To obtain a free copy of the current Prospectus and SAI, write to INVESCO Distributors, Inc., P.O. Box 17970, Denver, Colorado 80217; or call 1-800-328-2234. Copies of these materials are also available (with a copying charge) from the SEC's Public Reference Section at 450 Fifth Street, N.W., Washington, D.C. 20549-0102. This information can be obtained by electronic request at the following E-mail address: pubicinfo@sec.gov, or by calling 1-202-942-8090. The SEC file numbers for the Fund are 811-09913 and 333-36074.



















811-09913

                       STATEMENT OF ADDITIONAL INFORMATION

                      INVESCO COUNSELOR SERIES FUNDS, INC.
               (FORMERLY, INVESCO ADVANTAGE SERIES FUNDS, INC.)

                    INVESCO Advantage Fund - Class A, B and C
                  INVESCO Global Growth Fund - Class A, B and C
        INVESCO Advantage Global Health Sciences Fund - Class A, B and C
     INVESCO Advantage Technology/Telecommunications Fund - Class A, B and C
             (INVESCO Advantage Technology/Telecommunications Fund
                           is not currently available)






Address:                                        Mailing Address:

7800 E. Union Ave., Denver, CO 80237            P.O. Box 17970, Denver, CO 80217

                                   Telephone:

                       In continental U.S., 1-800-328-2234




                                  May 15, 2001

--------------------------------------------------------------------------------

A Prospectus for the Class A, B and C shares of INVESCO  Advantage Fund and a Prospectus for the Class A, B and C shares of INVESCO Global Growth Fund, each dated December 1, 2000, and a Prospectus for the Class A, B and C shares of INVESCO Advantage Global Health Sciences Fund dated May 15, 2001, provide the basic information you should know before investing in a Fund. This Statement of Additional Information ("SAI") is incorporated by reference into the Funds' Prospectuses; in other words, this SAI is legally part of the Funds' Prospectuses. Although this SAI is not a prospectus, it contains information in addition to that set forth in the Prospectuses. It is intended to provide additional information regarding the activities and operations of the Funds and should be read in conjunction with the Prospectuses.

You may obtain, without charge, the current Prospectuses and SAI of the Funds by writing to INVESCO Distributors, Inc., P.O. Box 17970, Denver, CO 80217, or by calling 1-800-328-2234. The Prospectuses are also available through the INVESCO Web site at invescofunds.com

TABLE OF CONTENTS

The Company...................................................................52

Investments, Policies and Risks...............................................52

Investment Restrictions.......................................................73

Management of the Funds.......................................................75

Other Service Providers......................................................108

Brokerage Allocation and Other Practices.....................................109

Capital Stock................................................................111

Tax Consequences of Owning Shares of a Fund..................................112

Performance..................................................................114

Code of Ethics...............................................................118

Financial Statements.........................................................118

Appendix A...................................................................119

THE COMPANY

The Company was incorporated on April 24, 2000 under the laws of Maryland as INVESCO Advantage Series Funds, Inc. On November 8, 2000, the Company changed its name to INVESCO Counselor Series Funds, Inc. The Company is an open-end management investment company currently consisting of four portfolios of investments: INVESCO Advantage Fund - Class A shares, Class B shares and Class C shares, INVESCO Global Growth Fund - Class A shares, Class B shares and Class C shares, INVESCO Advantage Global Health Sciences Fund - Class A shares, Class B shares and Class C shares and INVESCO Advantage Technology/Telecommunications Fund - Class A shares, Class B shares and Class C shares (each a "Fund" and, collectively, the "Funds"). Additional funds may be offered in the future.

"Open-end" means that each Fund issues an indefinite number of shares which it continuously offers to redeem at net asset value per share ("NAV"). A "management" investment company actively buys and sells securities for the portfolio of each Fund at the direction of a professional manager. Open-end management investment companies (or one or more series of such companies, such as the Funds) are commonly referred to as mutual funds.

INVESTMENTS, POLICIES AND RISKS

The principal investments and policies of the Funds are discussed in the Prospectuses of the Funds. The Funds also may invest in the following securities and engage in the following practices.

ADRS -- American Depository Receipts, or ADRs, are securities issued by American banks. ADRs are receipts for the shares of foreign corporations that are held by the bank issuing the receipt. An ADR entitles its holder to all dividends and capital gains on the underlying foreign securities, less any fees paid to the bank. Purchasing ADRs gives a Fund the ability to purchase the functional equivalent of foreign securities without going to the foreign securities markets to do so. ADRs are bought and sold in U.S. dollars, not foreign currencies. An ADR that is "sponsored" means that the foreign corporation whose shares are represented by the ADR is actively involved in the issuance of the ADR, and generally provides material information about the corporation to the U.S. market. An "unsponsored" ADR program means that the foreign corporation whose shares are held by the bank is not obligated to disclose material information in the United States, and, therefore, the market value of the ADR may not reflect important facts known only to the foreign company. Since they mirror their underlying foreign securities, ADRs generally have the same risks as investing directly in the underlying foreign securities.

BORROWINGS AND LEVERAGE - The Funds may borrow money from banks (including the Funds' custodian bank), subject to the limitations under the 1940 Act. The Funds will limit borrowings and reverse repurchase agreements to an aggregate of 33 1/3% of each Fund's total assets at the time of the transaction.

The   Advantage,   Advantage   Global   Health   Sciences   and   Advantage
Technology/Telecommunications Funds may employ "leverage" by borrowing money and using it to purchase additional securities. Leverage increases both investment opportunity and investment risk. If the investment gains on the securities purchased with borrowed money exceed the interest paid on the borrowing, the net asset value of a Fund's shares will rise faster than would otherwise be the case. On the other hand, if the investment gains fail to cover the cost (including interest on borrowings), or if there are losses, the net asset value of a Fund's shares will decrease faster than would otherwise be the case. Each Fund will maintain asset coverage of at least 300% for all such borrowings, and should such asset coverage at any time fall below 300%, a Fund will be required to reduce its borrowings within three days to the extent necessary to satisfy this requirement. To reduce its borrowings, the Fund might be required to sell securities at a disadvantageous time. Interest on money borrowed is an expense a Fund would not otherwise incur, and a Fund may therefore have little or no investment income during periods of substantial borrowings.

CERTIFICATES OF DEPOSIT IN FOREIGN BANKS AND U.S. BRANCHES OF FOREIGN BANKS -- The Funds may maintain time deposits in and invest in U.S. dollar denominated certificates of deposit ("CDs") issued by foreign banks and U.S. branches of foreign banks. The Funds limit investments in foreign bank obligations to U.S. dollar denominated obligations of foreign banks which have more than $10 billion in assets, have branches or agencies in the U.S., and meet other criteria established by the board of directors. Investments in foreign securities involve special considerations. There is generally less publicly available information about foreign issuers since many foreign countries do not have the same disclosure and reporting requirements as are imposed by the U.S. securities laws. Moreover, foreign issuers are generally not bound by uniform accounting and auditing and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Such investments may also entail the risks of possible imposition of dividend withholding or confiscatory taxes, possible currency blockage or transfer restrictions, expropriation, nationalization or other adverse political or economic developments, and the difficulty of enforcing obligations in other countries.

The Funds may also invest in bankers' acceptances, time deposits and certificates of deposit of U.S. branches of foreign banks and foreign branches of U.S. banks. Investments in instruments of U.S. branches of foreign banks will be made only with branches that are subject to the same regulations as U.S. banks. An investment in instruments issued by a foreign branch of a U.S. bank will be made only if the investment risk associated with such investment is the same as that involving an investment in instruments issued by the U.S. parent, with the U.S. parent unconditionally liable in the event that the foreign branch fails to pay on the investment for any reason.

COMMERCIAL PAPER -- Commercial paper is the term for short-term promissory notes issued by domestic corporations to meet current working capital needs. Commercial paper may be unsecured by the corporation's assets but may be backed by a letter of credit from a bank or other financial institution. The letter of credit enhances the paper's creditworthiness. The issuer is directly responsible for payment but the bank "guarantees" that if the note is not paid at maturity by the issuer, the bank will pay the principal and interest to the buyer. INVESCO Funds Group, Inc. ("INVESCO"), the Funds' investment adviser, will consider the creditworthiness of the institution issuing the letter of credit, as well as the creditworthiness of the issuer of the commercial paper, when purchasing paper enhanced by a letter of credit. Commercial paper is sold either in an interest-bearing form or on a discounted basis, with maturities not exceeding 270 days.

DEBT SECURITIES -- Debt securities include bonds, notes and other securities that give the holder the right to receive fixed amounts of principal, interest, or both on a date in the future or on demand. Debt securities also are often referred to as fixed-income securities, even if the rate of interest varies over the life of the security.

Debt securities are generally subject to credit risk and market risk. Credit risk is the risk that the issuer of the security may be unable to meet interest or principal payments or both as they come due. Market risk is the risk that the market value of the security may decline for a variety of reasons, including changes in interest rates. An increase in interest rates tends to reduce the market values of debt securities in which a Fund has invested. A decline in interest rates tends to increase the market values of debt securities in which a Fund has invested.

Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's, Inc. ("S&P") ratings provide a useful guide to the credit risk of many debt securities. The lower the rating of a debt security, the greater the credit risk the rating service assigns to the security. To compensate investors for accepting that greater risk, lower-rated debt securities tend to offer higher interest rates. Each Fund may invest up to 25% of its portfolio in lower-rated debt securities, which are often referred to as "junk bonds." Increasing the amount of Fund assets invested in unrated or lower-grade straight debt securities may increase the yield produced by the Fund's debt securities but will also increase the credit risk of those securities. A debt security is considered lower-grade if it is rated Ba or less by Moody's or BB or less by S&P. Lower-rated and non-rated debt securities of comparable quality are subject to wider fluctuations in yields and market values than higher-rated debt securities and may be considered speculative. Although a Fund may invest in debt securities assigned lower grade ratings by S&P or Moody's, at the time of purchase the Funds are not permitted to invest in bonds that are in default or are rated CCC or below by S&P or Caa or below by Moody's or, if unrated, are judged by INVESCO to be of equivalent quality. Debt securities rated lower than B by either S&P or Moody's are usually considered to be speculative. At the time of purchase, INVESCO generally will limit Fund investments to debt securities which INVESCO believes are not highly speculative and which are rated at least B by S&P and Moody's.

A significant economic downturn or increase in interest rates may cause issuers of debt securities to experience increased financial problems which could adversely affect their ability to pay principal and interest obligations, to meet projected business goals, and to obtain additional financing. These conditions more severely impact issuers of lower-rated debt securities. The market for lower-rated straight debt securities may not be as liquid as the market for higher-rated straight debt securities. Therefore, INVESCO attempts to limit purchases of lower-rated securities to securities having an established secondary market.

Debt securities rated Caa by Moody's may be in default or may present risks of non-payment of principal or interest. Lower-rated securities by S&P (categories BB and B) include those which are predominantly speculative because of the issuer's perceived capacity to pay interest and repay principal in accordance with their terms; BB indicates the lowest degree of speculation and B a higher degree of speculation. While such bonds will likely have some quality and protective characteristics, these are usually outweighed by large uncertainties or major risk exposures to adverse conditions.

Global Growth Fund and Advantage Global Health Sciences Fund expect that most emerging country debt securities in which they may invest will not be rated by U.S. rating services. Although bonds in the lowest investment grade debt category (those rated BBB by S&P, Baa by Moody's or the equivalent) are regarded as having adequate capability to pay principal and interest, they have speculative characteristics. Adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case for higher-rated bonds. Lower-rated bonds by Moody's (categories Ba, B or Caa) are of poorer quality and also have speculative characteristics. Bonds rated Caa may be in default or there may be present elements of danger with respect to principal or interest. Lower-rated bonds by S&P (categories BB, B or CCC) include those that are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with their terms; BB indicates the lowest degree of speculation and CCC a high degree of speculation. While such bonds likely will have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. Bonds having equivalent ratings from other ratings services will have characteristics similar to those of the corresponding S&P and Moody's ratings. For a specific description of S&P and Moody's corporate bond rating categories, please refer to Appendix A.

The Funds may invest in zero coupon bonds and step-up bonds. Zero coupon bonds do not make regular interest payments. Zero coupon bonds are sold at a discount from face value. Principal and accrued discount (representing interest earned but not paid) are paid at maturity in the amount of the face value. Step-up bonds initially make no (or low) cash interest payments but begin paying interest (or a higher rate of interest) at a fixed time after issuance of the bond. The market values of zero coupon and step-up bonds generally fluctuate more in response to changes in interest rates than interest-paying securities of comparable term and quality. A Fund may be required to distribute income recognized on these bonds, even though no cash may be paid to the Fund until the maturity or call date of a bond, in order for the Fund to maintain its qualification as a regulated investment company. These required distributions could reduce the amount of cash available for investment by a Fund.

DOMESTIC BANK OBLIGATIONS -- U.S. banks (including their foreign branches) issue CDs and bankers' acceptances which may be purchased by the Funds if an issuing bank has total assets in excess of $5 billion and the bank otherwise meets the Funds' credit rating requirements. CDs are issued against deposits in a commercial bank for a specified period and rate and are normally negotiable. Eurodollar CDs are certificates issued by a foreign branch (usually London) of a U.S. domestic bank, and, as such, the credit is deemed to be that of the domestic bank. Bankers' acceptances are short-term credit instruments evidencing the promise of the bank (by virtue of the bank's "acceptance") to pay at maturity a draft which has been drawn on it by a customer (the "drawer"). Bankers' acceptances are used to finance the import, export, transfer, or storage of goods and reflect the obligation of both the bank and the drawer to pay the face amount. Both types of securities are subject to the ability of the issuing bank to meet its obligations, and are subject to risks common to all debt securities. In addition, banker's acceptances may be subject to foreign currency risk and certain other risks of investment in foreign securities.

EQUITY SECURITIES -- The Funds may invest in common, preferred and convertible preferred stocks, and securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities. Common stocks and preferred stocks represent equity ownership in a corporation. Owners of stock, such as the Funds, share in a corporation's earnings through dividends which may be declared by the corporation, although the receipt of dividends is not the principal benefit that the Funds seek when they invest in stocks and similar instruments.

Instead, the Funds seek to invest in stocks that will increase in market value and may be sold for more than a Fund paid to buy them. Market value is based upon constantly changing investor perceptions of what a company is worth compared to other companies. Although dividends are a factor in the changing market value of stocks, many companies do not pay dividends, or pay comparatively small dividends. The principal risk of investing in equity securities is that their market values fluctuate constantly, often due to factors entirely outside the control of the Funds or the company issuing the stock. At any given time, the market value of an equity security may be significantly higher or lower than the amount paid by a Fund to acquire it.

Owners of preferred stocks are entitled to dividends payable from the corporation's earnings, which in some cases may be "cumulative" if prior dividends on the preferred stock have not been paid. Dividends payable on preferred stock have priority over distributions to holders of common stock, and preferred stocks generally have a priority on the distribution of assets in the event of the corporation's liquidation. Preferred stocks may be "participating," which means that they may be entitled to dividends in excess of the stated dividend in certain cases. The holders of a company's debt securities generally are entitled to be paid by the company before it pays anything to its stockholders.

Rights and warrants are securities which entitle the holder to purchase the securities of a company (usually, its common stock) at a specified price during a specified time period. The value of a right or warrant is affected by many of the same factors that determine the prices of common stocks. Rights and warrants may be purchased directly or acquired in connection with a corporate reorganization or exchange offer.

The Funds also may purchase convertible securities including convertible debt obligations and convertible preferred stock. A convertible security entitles the holder to exchange it for a fixed number of shares of common stock (or other equity security), usually at a fixed price within a specified period of time. Until conversion, the owner of convertible securities usually receives the interest paid on a convertible bond or the dividend preference of a preferred stock.

A convertible security has an "investment value" which is a theoretical value determined by the yield it provides in comparison with similar securities without the conversion feature. Investment value changes are based upon prevailing interest rates and other factors. It also has a "conversion value," which is the market value the convertible security would have if it were exchanged for the underlying equity security. Convertible securities may be purchased at varying price levels above or below their investment values or conversion values.

Conversion value is a simple mathematical calculation that fluctuates directly with the price of the underlying security. However, if the conversion value is substantially below the investment value, the market value of the convertible security is governed principally by its investment value. If the conversion value is near or above the investment value, the market value of the convertible security generally will rise above the investment value. In such cases, the market value of the convertible security may be higher than its conversion value, due to the combination of the convertible security's right to interest (or dividend preference) and the possibility of capital appreciation from the conversion feature. However, there is no assurance that any premium above investment value or conversion value will be recovered because prices change and, as a result, the ability to achieve capital appreciation through conversion may be eliminated.

EUROBONDS AND YANKEE BONDS -- Bonds issued by foreign branches of U.S. banks ("Eurobonds") and bonds issued by a U.S. branch of a foreign bank and sold in the United States ("Yankee bonds"). These bonds are bought and sold in U.S. dollars, but generally carry with them the same risks as investing in foreign securities.

FOREIGN SECURITIES -- Investments in the securities of foreign companies, or companies that have their principal business activities outside the United States, involve certain risks not associated with investments in U.S. companies. Non-U.S. companies generally are not subject to the same uniform accounting, auditing and financial reporting standards that apply to U.S. companies. Therefore, financial information about foreign companies may be incomplete, or may not be comparable to the information available on U.S. companies. There may also be less publicly available information about a foreign company.

Although the volume of trading in foreign securities markets is growing, securities of many non-U.S. companies may be less liquid and have greater swings in price than securities of comparable U.S. companies. The costs of buying and selling securities on foreign securities exchanges are generally significantly higher than similar costs in the United States. There is generally less government supervision and regulation of exchanges, brokers and issuers in foreign countries than there is in the United States. Investments in non-U.S. securities may also be subject to other risks different from those affecting U.S. investments, including local political or economic developments, expropriation or nationalization of assets, confiscatory taxation, and imposition of withholding taxes on dividends or interest payments. If it becomes necessary, it may be more difficult for a Fund to obtain or to enforce a judgment against a foreign issuer than against a domestic issuer.

Securities traded on foreign markets are usually bought and sold in local currencies, not in U.S. dollars. Therefore, the market value of foreign securities acquired by a Fund can be affected -- favorably or unfavorably -- by changes in currency rates and exchange control regulations. Costs are incurred in converting money from one currency to another. Foreign currency exchange rates are determined by supply and demand on the foreign exchange markets. Foreign exchange markets are affected by the international balance of payments and other economic and financial conditions, government intervention, speculation and other factors, all of which are outside the control of each Fund. Generally, the Funds' foreign currency exchange transactions will be conducted on a cash or "spot" basis at the spot rate for purchasing or selling currency in the foreign currency exchange markets.

FUTURES, OPTIONS AND OTHER FINANCIAL INSTRUMENTS

GENERAL. As discussed in the Prospectuses, the adviser may use various types of financial instruments, some of which are derivatives, to attempt to manage the risk of a Fund's investments or, in certain circumstances, for investment (e.g., as a substitute for investing in securities). These financial instruments include options, futures contracts (sometimes referred to as "futures"), forward contracts, swaps, caps, floors and collars (collectively, "Financial Instruments"). The policies in this section do not apply to other types of instruments sometimes referred to as derivatives, such as indexed securities, mortgage-backed and other asset-backed securities, and stripped interest and principal of debt.

Hedging strategies can be broadly categorized as "short" hedges and "long" or "anticipatory" hedges. A short hedge involves the use of a Financial Instrument in order to partially or fully offset potential variations in the value of one or more investments held in a Fund's portfolio. A long or anticipatory hedge involves the use of a Financial Instrument in order to partially or fully offset potential increases in the acquisition cost of one or more investments that the Fund intends to acquire. In an anticipatory hedge transaction, the Fund does not already own a corresponding security. Rather, it relates to a security or type of security that the Fund intends to acquire. If the Fund does not eliminate the hedge by purchasing the security as anticipated, the effect on the Fund's portfolio is the same as if a long position were entered into. Financial Instruments may also be used, in certain circumstances, for investment (e.g., as a substitute for investing in securities).

Financial Instruments on individual securities generally are used to attempt to hedge against price movements in one or more particular securities positions that a Fund already owns or intends to acquire. Financial Instruments on indexes, in contrast, generally are used to attempt to hedge all or a portion of a portfolio against price movements of the securities within a market sector in which the Fund has invested or expects to invest.

The use of Financial Instruments is subject to applicable regulations of the Securities and Exchange Commission ("SEC"), the several exchanges upon which they are traded, and the Commodity Futures Trading Commission ("CFTC"). In addition, the Funds' ability to use Financial Instruments will be limited by tax considerations. See "Tax Consequences of Owning Shares of a Fund."

In addition to the instruments and strategies described below, the adviser may use other similar or related techniques to the extent that they are consistent with a Fund's investment objective and permitted by its investment limitations and applicable regulatory authorities. The Funds' Prospectuses or SAI will be supplemented to the extent that new products or techniques become employed involving materially different risks than those described below or in the Prospectuses.

Special  Risks.   Financial  Instruments  and  their  use  involve  special
considerations and risks, certain of which are described below.

(1) Financial Instruments may increase the volatility of a Fund. If the adviser employs a Financial Instrument that correlates imperfectly with a Fund's investments, a loss could result, regardless of whether or not the intent was to manage risk. In addition, these techniques could result in a loss if there is not a liquid market to close out a position that a Fund has entered.

(2) There might be imperfect correlation between price movements of a Financial Instrument and price movement of the investment(s) being hedged. For example, if the value of a Financial Instrument used in a short hedge increased by less than the decline in value of the hedged investment(s), the hedge would not be fully successful. This might be caused by certain kinds of trading activity that distort the normal price relationship between the security being hedged and the Financial Instrument. Similarly, the effectiveness of hedges using Financial Instruments on indexes will depend on the degree of correlation between price movements in the index and price movements in the securities being hedged.

The Funds are authorized to use options and futures contracts related to securities with issuers, maturities or other characteristics different from the securities in which they typically invest. This involves a risk that the options or futures position will not track the performance of a Fund's portfolio investments.

The direction of options and futures price movements can also diverge from the direction of the movements of the prices of their underlying instruments, even if the underlying instruments match a Fund's investments well. Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts. A Fund may take positions in options and futures contracts with a greater or lesser face value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases.

(3) If successful, the above-discussed hedging strategies can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements of portfolio securities. However, such strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements. For example, if a Fund entered into a short hedge because the adviser projected a decline in the price of a security in the Fund's portfolio, and the price of that security increased instead, the gain from that increase would likely be wholly or partially offset by a decline in the value of the short position in the Financial Instrument. Moreover, if the price of the Financial Instrument declined by more than the increase in the price of the security, the Fund could suffer a loss.

(4) A Fund's ability to close out a position in a Financial Instrument prior to expiration or maturity depends on the degree of liquidity of the market or, in the absence of such a market, the ability and willingness of the other party to the transaction (the "counterparty") to enter into a transaction closing out the position. Therefore, there is no assurance that any position can be closed out at a time and price that is favorable to a Fund.

(5) As described below, the Funds are required to maintain assets as "cover," maintain segregated accounts or make margin payments when they take positions in Financial Instruments involving obligations to third parties (i.e., Financial Instruments other than purchased options). If a Fund is unable to close out its positions in such Financial Instruments, it might be required to continue to maintain such assets or segregated accounts or make such payments until the position expired. These requirements might impair a Fund's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time.

Cover. Positions in Financial Instruments, other than purchased options, expose the Funds to an obligation to another party. A Fund will not enter into any such transaction unless it owns (1) an offsetting ("covered") position in securities, currencies or other options, futures contracts or forward contracts, or (2) cash and liquid assets with a value, marked-to-market daily, sufficient to cover its obligations to the extent not covered as provided in (1) above. The Funds will comply with SEC guidelines regarding cover for these instruments and will, if the guidelines so require, designate cash or liquid assets as segregated in the prescribed amount as determined daily.

Assets used as cover or held as segregated cannot be sold while the position in the corresponding Financial Instrument is open unless they are replaced with other appropriate assets. As a result, the commitment of a large portion of a Fund's assets to cover or to hold as segregated could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

Options. Each Fund may engage in certain strategies involving options to attempt to manage the risk of its investments or, in certain circumstances, for investment (e.g., as a substitute for investing in securities). A call option gives the purchaser the right to buy, and obligates the writer to sell the underlying investment at the agreed-upon exercise price during the option period. A put option gives the purchaser the right to sell, and obligates the writer to buy the underlying investment at the agreed-upon exercise price during the option period. Purchasers of options pay an amount, known as a premium, to the option writer in exchange for the right under the option contract. See "Options on Indexes" below with regard to cash settlement of option contracts on index values.

The purchase of call options can serve as a hedge against a price rise of the underlier and the purchase of put options can serve as a hedge against a price decline of the underlier. Writing call options can serve as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security or currency appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised and a Fund will be obligated to sell the security or currency at less than its market value.

Writing put options can serve as a limited long or anticipatory hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security or currency depreciates to a price lower than the exercise price of the put option, it can be expected that the put option will be exercised and a Fund will be obligated to purchase the security or currency at more than its market value.

The value of an option position will reflect, among other things, the current market value of the underlying investment, the time remaining until expiration, the relationship of the exercise price to the market price of the underlying investment, the price volatility of the underlying investment and general market and interest rate conditions. Options that expire unexercised have no value.

A Fund may effectively terminate its right or obligation under an option by entering into a closing transaction. For example, the Fund may terminate its obligation under a call or put option that it had written by purchasing an identical call or put option, which is known as a closing purchase transaction. Conversely, the Fund may terminate a position in a put or call option it had purchased by writing an identical put or call option, which is known as a closing sale transaction. Closing transactions permit a Fund to realize profits or limit losses on an option position prior to its exercise or expiration.

Risks of Options on Securities. Options embody the possibility of large amounts of exposure, which will result in a Fund's net asset value being more sensitive to changes in the value of the related investment. A Fund may purchase or write both exchange-traded and OTC options. Exchange-traded options in the United States are issued by a clearing organization affiliated with the exchange on which the option is listed that, in effect, guarantees completion of every exchange-traded option transaction. In contrast, OTC options are contracts between a Fund and its counterparty (usually a securities dealer or a bank) with no clearing organization guarantee. Thus, when a Fund purchases an OTC option, it relies on the counterparty from whom it purchased the option to make or take delivery of the underlying investment upon exercise of the option. Failure by the counterparty to do so would result in the loss of any premium paid by a Fund as well as the loss of any expected benefit from the transaction.

The Funds' ability to establish and close out positions in options depends on the existence of a liquid market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the counterparty, or by a transaction in the secondary market if any such market exists. There can be no assurance that a Fund will in fact be able to close out an OTC option position at a favorable price prior to expiration. In the event of insolvency of the counterparty, a Fund might be unable to close out an OTC option position at any time prior to the option's expiration. If a Fund is not able to enter into an offsetting closing transaction on an option it has written, it will be required to maintain the securities subject to the call or the liquid assets underlying the put until a closing purchase transaction can be entered into or the option expires. However, there can be no assurance that such a market will exist at any particular time.

If a Fund were unable to effect a closing transaction for an option it had purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by a Fund could cause material losses because the Fund would be unable to sell the investment used as cover for the written option until the option expires or is exercised.

Options on Indexes. Puts and calls on indexes are similar to puts and calls on securities or futures contracts except that all settlements are in cash and changes in value depend on changes in the index in question. When a Fund writes a call on an index, it receives a premium and agrees that, prior to the expiration date, upon exercise of the call, the purchaser will receive from the Fund an amount of cash equal to the positive difference between the closing price of the index and the exercise price of the call times a specified multiple ("multiplier"), which determines the total dollar value for each point of such difference. When a Fund buys a call on an index, it pays a premium and has the same rights as to such call as are indicated above. When a Fund buys a put on an index, it pays a premium and has the right, prior to the expiration date, to require the seller of the put to deliver to the Fund an amount of cash equal to the positive difference between the exercise price of the put and the closing price of the index times the multiplier. When a Fund writes a put on an index, it receives a premium and the purchaser of the put has the right, prior to the expiration date, to require the Fund to deliver to it an amount of cash equal to the positive difference between the exercise price of the put and the closing level of the index times the multiplier.

The risks of purchasing and selling options on indexes may be greater than options on securities. Because index options are settled in cash, when a Fund writes a call on an index it cannot fulfill its potential settlement obligations by delivering the underlying securities. A Fund can offset some of the risk of writing a call index option by holding a diversified portfolio of securities similar to those on which the underlying index is based. However, a Fund cannot, as a practical matter, acquire and hold a portfolio containing exactly the same securities as underlie the index and, as a result, bears a risk that the value of the securities held will vary from the value of the index.

Even if a Fund could assemble a portfolio that exactly reproduced the composition of the underlying index, it still would not be fully covered from a risk standpoint because of the "timing risk" inherent in writing index options. When an index option is exercised, the amount of cash that the holder is entitled to receive is determined by the difference between the exercise price and the closing index level. As with other kinds of options, a Fund as the call writer will not learn what it has been assigned until the next business day. The time lag between exercise and notice of assignment poses no risk for the writer of a covered call on a specific underlying security, such as common stock, because in that case the writer's obligation is to deliver the underlying security, not to pay its value as of a moment in the past. In contrast, the writer of an index call will be required to pay cash in an amount based on the difference between the closing index value on the exercise date and the exercise price. By the time a Fund learns what it has been assigned, the index may have declined. This "timing risk" is an inherent limitation on the ability of index call writers to cover their risk exposure.

If a Fund has purchased an index option and exercises it before the closing index value for that day is available, it runs the risk that the level of the underlying index may subsequently change. If such a change causes the exercised option to fall out-of-the-money, the Fund nevertheless will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer.

OTC Options. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract.

While this type of arrangement allows a Fund great flexibility to tailor the option to its needs, OTC options generally involve greater risk than exchange-traded options, which are guaranteed by the clearing organization of the exchange where they are traded.

Generally, OTC foreign currency options used by a Fund are European-style options. This means that the option is only exercisable immediately prior to its expiration. This is in contrast to American-style options, which are exercisable at any time prior to the expiration date of the option.

Futures Contracts and Options on Futures Contracts. When a Fund purchases or sells a futures contract, it incurs an obligation respectively to take or make delivery of a specified amount of the obligation underlying the contract at a specified time and price. When a Fund writes an option on a futures contract, it becomes obligated to assume a position in the futures contract at a specified exercise price at any time during the term of the option. If a Fund writes a call, on exercise it assumes a short futures position. If it writes a put, on exercise it assumes a long futures position.

The purchase of futures or call options on futures can serve as a long or an anticipatory hedge, and the sale of futures or the purchase of put options on futures can serve as a short hedge. Writing call options on futures contracts can serve as a limited short hedge, using a strategy similar to that used for writing call options on securities or indexes. Similarly, writing put options on futures contracts can serve as a limited long or anticipatory hedge.

In addition, futures strategies can be used to manage the "duration" (a measure of anticipated sensitivity to changes in interest rates, which is sometimes related to the weighted average maturity of a portfolio) and associated interest rate risk of a Fund's fixed-income portfolio. If the adviser wishes to shorten the duration of a Fund's fixed-income portfolio (i.e., reduce anticipated sensitivity), the Fund may sell an appropriate debt futures contract or a call option thereon, or purchase a put option on that futures contract. If the adviser wishes to lengthen the duration of a Fund's fixed-income portfolio (i.e., increase anticipated sensitivity), a Fund may buy an appropriate debt futures contract or a call option thereon, or sell a put option thereon.

At the inception of a futures contract, a Fund is required to deposit "initial margin" in an amount generally equal to 10% or less of the contract value. Initial margin must also be deposited when writing a call or put option on a futures contract, in accordance with applicable exchange rules. Subsequent "variation margin" payments are made to and from the futures broker daily as the value of the futures or written option position varies, a process known as "marking-to-market." Unlike margin in securities transactions, initial margin on futures contracts and written options on futures contracts does not represent a borrowing on margin, but rather is in the nature of a performance bond or good-faith deposit that is returned to the Fund at the termination of the transaction if all contractual obligations have been satisfied. Under certain circumstances, such as periods of high volatility, a Fund may be required to increase the level of initial margin deposits. If the Fund has insufficient cash to meet daily variation margin requirements, it might need to sell securities in order to do so at a time when such sales are disadvantageous.

Purchasers and sellers of futures contracts and options on futures can enter into offsetting closing transactions, similar to closing transactions on options, by selling or purchasing, respectively, an instrument identical to the instrument purchased or sold. However, there can be no assurance that a liquid market will exist for a particular contract at a particular time. In such event, it may not be possible to close a futures contract or options position.

Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract or an option on a futures contract can vary from the previous day's settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit. Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.

If a Fund were unable to liquidate a futures contract or an option on a futures contract position due to the absence of a liquid market or the imposition of price limits, it could incur substantial losses. The Fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments and might be required to continue to maintain the position being hedged by the futures contract or option or to continue to maintain cash or securities in a segregated account.

To the extent that a Fund enters into futures contracts, options on futures contracts and options on foreign currencies traded on a CFTC-regulated exchange, in each case that is not for bona fide hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish these positions (excluding the amount by which options are "in-the-money" at the time of purchase) may not exceed 5% of the liquidation value of the Fund's portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Fund has entered into. This policy does not limit to 5% the percentage of the Fund's assets that are at risk in futures contracts, options on futures contracts and currency options.

Risks of Futures Contracts and Options Thereon. The ordinary spreads at a given time between prices in the cash and futures markets (including the options on futures markets), due to differences in the natures of those markets, are subject to the following factors. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions, which could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion. Due to the possibility of distortion, a hedge may not be successful. Although stock index futures contracts do not require physical delivery, under extraordinary market conditions, liquidity of such futures contracts also could be reduced. Additionally, the adviser may be incorrect in its expectations as to the extent of various interest rates, currency exchange rates or stock market movements or the time span within which the movements take place.

Index Futures. The risk of imperfect correlation between movements in the price of index futures and movements in the price of the securities that are the subject of a hedge increases as the composition of a Fund's portfolio diverges from the index. The price of the index futures may move proportionately more than or less than the price of the securities being hedged. If the price of the index futures moves proportionately less than the price of the securities that are the subject of the hedge, the hedge will not be fully effective. Assuming the price of the securities being hedged has moved in an unfavorable direction, as anticipated when the hedge was put into place, the Fund would be in a better position than if it had not hedged at all, but not as good as if the price of the index futures moved in full proportion to that of the hedged securities. However, if the price of the securities being hedged has moved in a favorable direction, this advantage will be partially offset by movement of the price of the futures contract. If the price of the futures contract moves more than the price of the securities, the Fund will experience either a loss or a gain on the futures contract that will not be completely offset by movements in the price of the securities that are the subject of the hedge.

Where index futures are purchased in an anticipatory hedge, it is possible that the market may decline instead. If a Fund then decides not to invest in the securities at that time because of concern as to possible further market decline or for other reasons, it will realize a loss on the futures contract that is not offset by a reduction in the price of the securities it had anticipated purchasing.

Foreign Currency Hedging Strategies--Special Considerations. A Fund may use options and futures contracts on foreign currencies, as mentioned previously, and forward currency contracts, as described below, to attempt to hedge against movements in the values of the foreign currencies in which the Fund's securities are denominated or, in certain circumstances, for investment (e.g., as a substitute for investing in securities denominated in foreign currency). Currency hedges can protect against price movements in a security that a Fund owns or intends to acquire that are attributable to changes in the value of the currency in which it is denominated.

A Fund might seek to hedge against changes in the value of a particular currency when no Financial Instruments on that currency are available or such Financial Instruments are more expensive than certain other Financial Instruments. In such cases, a Fund may seek to hedge against price movements in that currency by entering into transactions using Financial Instruments on another currency or a basket of currencies, the value of which the adviser believes will have a high degree of positive correlation to the value of the currency being hedged. The risk that movements in the price of the Financial Instrument will not correlate perfectly with movements in the price of the currency subject to the hedging transaction may be increased when this strategy is used.

The value of Financial Instruments on foreign currencies depends on the value of the underlying currency relative to the U.S. dollar. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of such Financial Instruments, a Fund could be disadvantaged by having to deal in the odd-lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information generally is representative of very large transactions in the interbank market and thus might not reflect odd-lot transactions where rates might be less favorable. The interbank market in foreign currencies is a global, round-the-clock market. To the extent the U.S. options or futures markets are closed while the markets for the underlying currencies remain open, significant price and rate movements might take place in the underlying markets that cannot be reflected in the markets for the Financial Instruments until they reopen.

Settlement of hedging transactions involving foreign currencies might be required to take place within the country issuing the underlying currency. Thus, a Fund might be required to accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign regulations regarding the maintenance of foreign banking arrangements by U.S. residents and might be required to pay any fees, taxes and charges associated with such delivery assessed in the issuing country.

Forward Currency Contracts and Foreign Currency Deposits. A Fund may enter into forward currency contracts to purchase or sell foreign currencies for a fixed amount of U.S. dollars or another foreign currency. A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days (term) from the date of the forward currency contract agreed upon by the parties, at a price set at the time the forward currency contract is entered. Forward currency contracts are negotiated directly between currency traders (usually large commercial banks) and their customers.

Such transactions may serve as long or anticipatory hedges. For example, a Fund may purchase a forward currency contract to lock in the U.S. dollar price of a security denominated in a foreign currency that the Fund intends to acquire. Forward currency contracts may also serve as short hedges. For example, a Fund may sell a forward currency contract to lock in the U.S. dollar equivalent of the proceeds from the anticipated sale of a security or a dividend or interest payment denominated in a foreign currency.

The Funds may also use forward currency contracts to hedge against a decline in the value of existing investments denominated in foreign currency. Such a hedge would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. A Fund could also hedge the position by entering into a forward currency contract to sell another currency expected to perform similarly to the currency in which the Fund's existing investments are denominated. This type of hedge could offer advantages in terms of cost, yield or efficiency, but may not hedge currency exposure as effectively as a simple hedge against U.S. dollars. This type of hedge may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

The Funds may also use forward currency contracts in one currency or a basket of currencies to attempt to hedge against fluctuations in the value of securities denominated in a different currency if the adviser anticipates that there will be a positive correlation between the two currencies.

The cost to a Fund of engaging in forward currency contracts varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing. Because forward currency contracts are usually entered into on a principal basis, no fees or commissions are involved. When a Fund enters into a forward currency contract, it relies on the counterparty to make or take delivery of the underlying currency at the maturity of the contract. Failure by the counterparty to do so would result in the loss of some or all of any expected benefit of the transaction.

As is the case with futures contracts, purchasers and sellers of forward currency contracts can enter into offsetting closing transactions, similar to closing transactions on futures contracts, by selling or purchasing, respectively, an instrument identical to the instrument purchased or sold. Secondary markets generally do not exist for forward currency contracts, with the result that closing transactions generally can be made for forward currency contracts only by negotiating directly with the counterparty. Thus, there can be no assurance that a Fund will in fact be able to close out a forward currency contract at a favorable price prior to maturity. In addition, in the event of insolvency of the counterparty, the Fund might be unable to close out a forward currency contract. In either event, the Fund would continue to be subject to market risk with respect to the position, and would continue to be required to maintain a position in securities denominated in the foreign currency or to segregate cash or liquid assets.

The precise matching of forward currency contract amounts and the value of the securities, dividends or interest payments involved generally will not be possible because the value of such securities, dividends or interest payments, measured in the foreign currency, will change after the forward currency contract has been established. Thus, a Fund might need to purchase or sell foreign currencies in the spot (cash) market to the extent such foreign currencies are not covered by forward currency contracts. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain.

Forward currency contracts may substantially change a Fund's investment exposure to changes in currency exchange rates and could result in losses to the Fund if currencies do not perform as the adviser anticipates. There is no assurance that the adviser's use of forward currency contracts will be advantageous to a Fund or that it will hedge at an appropriate time.

The Funds may also purchase and sell foreign currency and invest in foreign currency deposits. Currency conversion involves dealer spreads and other costs, although commissions usually are not charged.

Combined Positions. A Fund may purchase and write options or futures in combination with each other, or in combination with futures or forward currency contracts, to manage the risk and return characteristics of its overall position. For example, a Fund may purchase a put option and write a call option on the same underlying instrument, in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs.

Turnover. The Funds' options and futures activities may affect their turnover rates and brokerage commission payments. The exercise of calls or puts written by a Fund, and the sale or purchase of futures contracts, may cause it to sell or purchase related investments, thus increasing its turnover rate. Once a Fund has received an exercise notice on an option it has written, it cannot effect a closing transaction in order to terminate its obligation under the option and must deliver or receive the underlying securities at the exercise price. The exercise of puts purchased by a Fund may also cause the sale of related investments, increasing turnover. Although such exercise is within the Fund's control, holding a protective put might cause it to sell the related investments for reasons that would not exist in the absence of the put. A Fund will pay a brokerage commission each time it buys or sells a put or call or purchases or sells a futures contract. Such commissions may be higher than those that would apply to direct purchases or sales.

Swaps, Caps, Floors and Collars. The Funds are authorized to enter into swaps, caps, floors and collars. Swaps involve the exchange by one party with another party of their respective commitments to pay or receive cash flows, e.g., an exchange of floating rate payments for fixed rate payments. The purchase of a cap or a floor entitles the purchaser, to the extent that a specified index exceeds in the case of a cap, or falls below in the case of a floor, a predetermined value, to receive payments on a notional principal amount from the party selling such instrument. A collar combines elements of buying a cap and selling a floor.

ILLIQUID SECURITIES -- Securities which do not trade on stock exchanges or in the over the counter market, or have restrictions on when and how they may be sold, are generally considered to be "illiquid." An illiquid security is one that a Fund may have difficulty -- or may even be legally precluded from -- selling at any particular time. A Fund may invest in illiquid securities, including restricted securities and other investments which are not readily marketable. A Fund will not purchase any such security if the purchase would cause the Fund to invest more than 15% of its net assets, measured at the time of purchase, in illiquid securities. Repurchase agreements maturing in more than seven days are considered illiquid for purposes of this restriction.

The principal risk of investing in illiquid securities is that a Fund may be unable to dispose of them at the time desired or at a reasonable price. In addition, in order to resell a restricted security, a Fund might have to bear the expense and incur the delays associated with registering the security with the SEC, and otherwise obtaining listing on a securities exchange or in the over the counter market.

INVESTMENT COMPANY SECURITIES -- To manage their daily cash positions, the Funds may invest in securities issued by other investment companies, including investment companies advised by INVESCO and its affiliates, that invest in short-term debt securities and seek to maintain a net asset value of $1.00 per share ("money market funds"). The Funds also may invest in Standard & Poor's Depository Receipts ("SPDRs") and shares of other investment companies. SPDRs are investment companies whose portfolios mirror the compositions of specific S&P indices, such as the S&P 500 and the S&P 400. SPDRs are traded on the American Stock Exchange. SPDR holders such as a Fund are paid a "Dividend Equivalent Amount" that corresponds to the amount of cash dividends accruing to the securities held by the SPDR Trust, net of certain fees and expenses. The Investment Company Act of 1940, as amended (the "1940 Act"), limits investments in securities of other investment companies, such as the SPDR Trust. These limitations include, among others, that, subject to certain exceptions, no more than 10% of a Fund's total assets may be invested in securities of other investment companies, no more than 5% of its total assets may be invested in the securities of any one investment company and a Fund may own no more than 3% of the outstanding shares may be invested in the securities of any investment company. As a shareholder of another investment company, a Fund would bear its pro rata portion of the other investment company's expenses, including advisory fees, in addition to the expenses the Fund bears directly in connection with its own operations.

REAL ESTATE INVESTMENT TRUSTS - To the extent consistent with its investment objectives and policies, a Fund may invest in securities issued by real estate investment trusts ("REITs"). Such investments will not exceed 25% of the total assets of the Fund.

REITs are trusts which sell equity or debt securities to investors and use the proceeds to invest in real estate or interests therein. A REIT may focus on particular projects, such as apartment complexes, or geographic regions, such as the Southeastern United States, or both.

To the extent that a Fund has the ability to invest in REITs, the Fund could conceivably own real estate directly as a result of a default on the securities it owns. A Fund, therefore, may be subject to certain risks associated with the direct ownership of real estate including difficulties in valuing and trading real estate, declines in the value of real estate, risks related to general and local economic conditions, adverse changes in the climate for real estate, environmental liability risks, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, limitations on rents, changes in neighborhood values, the appeal of properties to tenants, and increases in interest rates.

In addition to the risks described above, REITs may be affected by any changes in the value of the underlying property in their portfolios. REITs are dependent upon management skill, are not diversified, and are therefore subject to the risk of financing single or a limited number of projects. REITs are also subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, and the possibility of failing to maintain an exemption from the 1940 Act. Changes in interest rates may also affect the value of debt securities held by a Fund. By investing in REITs indirectly through a Fund, a shareholder will bear not only his/her proportionate share of the expenses of a Fund, but also, indirectly, similar expenses of the REITs.

REPURCHASE AGREEMENTS -- A Fund may enter into repurchase agreements, or REPOs, on debt securities that the Fund is allowed to hold in its portfolio. This is a way to invest money for short periods. A REPO is an agreement under which the Fund acquires a debt security and then resells it to the seller at an agreed-upon price and date (normally, the next business day). The repurchase price represents an interest rate effective for the short period the debt security is held by the Fund, and is unrelated to the interest rate on the underlying debt security. A repurchase agreement is often considered as a loan collateralized by securities. The collateral securities acquired by the Fund (including accrued interest earned thereon) must have a total value in excess of the value of the repurchase agreement. The collateral securities are held by the Fund's custodian bank until the repurchase agreement is completed.

The Funds may enter into repurchase agreements with commercial banks, registered broker-dealers or registered government securities dealers that are creditworthy under standards established by the Company's board of directors. The Company's board of directors has established standards that INVESCO must use to review the creditworthiness of any bank, broker or dealer that is party to a REPO. REPOs maturing in more than seven days are considered illiquid securities. A Fund will not enter into repurchase agreements maturing in more than seven days if as a result more than 15% of the Fund's net assets would be invested in these repurchase agreements and other illiquid securities.

As noted above, the Funds use REPOs as a means of investing cash for short periods of time. Although REPOs are considered to be highly liquid and comparatively low-risk, the use of REPOs does involve some risks. For example, if the other party to the agreement defaults on its obligation to repurchase the underlying security at a time when the value of the security has declined, the Fund may incur a loss on the sale of the collateral security. If the other party to the agreement becomes insolvent and subject to liquidation or reorganization under the Bankruptcy Code or other laws, a court may determine that the underlying security is collateral for a loan by the Fund not within the control of the Fund and therefore the realization by the Fund on such collateral may automatically be stayed. Finally, it is possible that the Fund may not be able to substantiate its interest in the underlying security and may be deemed an unsecured creditor of the other party to the agreement.

RULE 144A SECURITIES -- Securities that can be resold to institutional investors pursuant to Rule 144A under the Securities Act of 1933, as amended (the "1933 Act"). In recent years, a large institutional market has developed for many Rule 144A Securities. Institutional investors generally cannot sell these securities to the general public but instead will often depend on an efficient institutional market in which Rule 144A Securities can readily be resold to other institutional investors, or on an issuer's ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions does not necessarily mean that a Rule 144A Security is illiquid. Institutional markets for Rule 144A Securities may provide both reliable market values for Rule 144A Securities and enable a Fund to sell a Rule 144A investment when appropriate. For this reason, the Company's board of directors has concluded that if a sufficient institutional trading market exists for a given Rule 144A security, it may be considered "liquid," and not subject to a Fund's limitations on investment in restricted securities. The Company's board of directors has given INVESCO the day-to-day authority to determine the liquidity of Rule 144A Securities, according to guidelines approved by the board. The principal risk of investing in Rule 144A Securities is that there may be an insufficient number of qualified institutional buyers interested in purchasing a Rule 144A Security held by a Fund, and the Fund might be unable to dispose of such security promptly or at reasonable prices.

SECURITIES LENDING -- Each Fund may lend its portfolio securities. The advantage of lending portfolio securities is that a Fund continues to have the benefits (and risks) of ownership of the loaned securities, while at the same time receiving interest from the borrower of the securities. The primary risk in lending portfolio securities is that a borrower may fail to return a portfolio security.

SHORT SALES (ADVANTAGE, ADVANTAGE GLOBAL HEALTH SCIENCES AND ADVANTAGE TECHNOLOGY/ TELECOMMUNICATIONS FUNDS ONLY) -- The Fund may sell a security short and borrow the same security from a broker or other institution to complete the sale. The Fund will lose money on a short sale transaction if the price of the borrowed security increases between the date of the short sale and the date on which the Fund closes the short position by purchasing the security; conversely, the Fund may realize a gain if the price of the borrowed security declines between those dates.

There is no guarantee that the Fund will be able to close out a short position at any particular time or at an acceptable price. During the time that the Fund is short the security, it is subject to the risk that the lender of the security will terminate the loan at a time when the Fund is unable to borrow the same security from another lender. If that occurs, the Fund may be "bought in" at the price required to purchase the security needed to close out the short position.

In short sale transactions, the Fund's gain is limited to the price at which it sold the security short; its loss is limited only by the maximum price it must pay to acquire the security less the price at which the security was sold. In theory, losses from short sales may be unlimited. Until a security that is sold short is acquired by the Fund, the Fund must pay the lender any dividends that accrue during the loan period. In order to borrow the security, the Fund usually is required to pay compensation to the lender. Short sales also cause the Fund to incur brokerage fees and other transaction costs. Therefore, the amount of any gain the Fund may receive from a short sale transaction is decreased - and the amount of any loss increased - by the amount of compensation to the lender, dividends and expenses the Fund may be required to pay.

Until the Fund replaces a borrowed security, it must segregate liquid securities or other collateral with a broker or other custodian in an amount equal to the current market value of the security sold short. The Fund expects to receive interest on the collateral it deposits. The use of short sales may result in the Fund realizing more short-term capital gains than it would if the Fund did not engage in short sales.

These Funds may sell short against the box.

SOVEREIGN DEBT -- In certain emerging countries, the central government and its agencies are the largest debtors to local and foreign banks and others. Sovereign debt involves the risk that the government, as a result of political considerations or cash flow difficulties, may fail to make scheduled payments of interest or principal and may require holders to participate in rescheduling of payments or even to make additional loans. If an emerging country government defaults on its sovereign debt, there is likely to be no legal proceeding under which the debt may be ordered repaid, in whole or in part. The ability or willingness of a foreign sovereign debtor to make payments of principal and interest in a timely manner may be influenced by, among other factors, its cash flow, the magnitude of its foreign reserves, the availability of foreign exchanges on the payment date, the debt service burden to the economy as a whole, the debtor's then current relationship with the International Monetary Fund and its then current political constraints. Some of the emerging countries issuing such instruments have experienced high rates of inflation in recent years and have extensive internal debt. Among other effects, high inflation and internal debt service requirements may adversely affect the cost and availability of future domestic sovereign borrowing to finance government programs, and may have other adverse social, political and economic consequences, including effects on the willingness of such countries to service their sovereign debt. An emerging country government's willingness and ability to make timely payments on its sovereign debt also are likely to be heavily affected by the country's balance of trade and its access to trade and other international credits. If a country's exports are concentrated in a few commodities, such country would be more significantly exposed to a decline in the international prices of one or more of such commodities. A rise in protectionism on the part of its trading partners, or unwillingness by such partners to make payment for goods in hard currency, could also adversely affect the country's ability to export its products and repay its debts. Sovereign debtors may also be dependent on expected receipts from such agencies and others abroad to reduce principal and interest arrearages on their debt. However, failure by the sovereign debtor or other entity to implement economic reforms negotiated with multilateral agencies or others, to achieve specified levels of economic performance, or to make other debt payments when due, may cause third parties to terminate their commitments to provide funds to the sovereign debtor, which may further impair such debtor's willingness or ability to service its debts.

The Funds may invest in debt securities issued under the "Brady Plan" in connection with restructurings in emerging country debt markets or earlier loans. These securities, often referred to as "Brady Bonds," are, in some cases, denominated in U.S. dollars and collateralized as to principal by U.S. Treasury zero coupon bonds having the same maturity. At least one year's interest payments, on a rolling basis, are collateralized by cash or other investments. Brady Bonds are actively traded on an over-the-counter basis in the secondary market for emerging country debt securities. Brady Bonds are lower-rated bonds and highly volatile.

SPECIAL SITUATIONS (ADVANTAGE, ADVANTAGE GLOBAL HEALTH SCIENCES AND ADVANTAGE TECHNOLOGY/TELECOMMUNICATIONS FUNDS ONLY) - The Fund will invest in "special situations." A special situation arises when, in the opinion of the Fund's management, the securities of a particular company will, within a reasonably estimable period of time, be accorded market recognition at an appreciated value solely by reason of a development applicable to that company, and regardless of general business conditions or movements of the market as a whole. Developments creating special situations might include, among others: liquidations, reorganizations, recapitalizations, mergers, material litigation, technical breakthroughs, and new management or management policies. Although large and well-known companies may be involved, special situations more often involve comparatively small or unseasoned companies. Investments in unseasoned companies and special situations often involve much greater risk than is inherent in ordinary investment securities.

UNSEASONED ISSUERS - The Funds may purchase securities in unseasoned issuers. Securities in such issuers may provide opportunities for long term capital growth. Greater risks are associated with investments in securities of unseasoned issuers than in the securities of more established companies because unseasoned issuers have only a brief operating history and may have more limited markets and financial resources. As a result, securities of unseasoned issuers tend to be more volatile than securities of more established companies.

U.S. GOVERNMENT SECURITIES -- Each Fund may, from time to time, purchase debt securities issued by the U.S. government. These securities include Treasury bills, notes, and bonds. Treasury bills have a maturity of one year or less, Treasury notes generally have a maturity of one to ten years, and Treasury bonds generally have maturities of more than ten years.

U.S. government debt securities also include securities issued or guaranteed by agencies or instrumentalities of the U.S. government. Some obligations of U.S. government agencies, which are established under the authority of an act of Congress, such as Government National Mortgage Association ("GNMA") Participation Certificates, are supported by the full faith and credit of the U.S. Treasury. GNMA Certificates are mortgage-backed securities representing part ownership of a pool of mortgage loans. These loans -- issued by lenders such as mortgage bankers, commercial banks and savings and loan associations -- are either insured by the Federal Housing Administration or guaranteed by the

Veterans Administration. A "pool" or group of such mortgages is assembled and, after being approved by GNMA, is offered to investors through securities dealers. Once approved by GNMA, the timely payment of interest and principal on each mortgage is guaranteed by GNMA and backed by the full faith and credit of the U.S. government. The market value of GNMA Certificates is not guaranteed. GNMA Certificates are different from bonds because principal is paid back monthly by the borrower over the term of the loan rather than returned in a lump sum at maturity, as is the case with a bond. GNMA Certificates are called "pass-through" securities because both interest and principal payments (including prepayments) are passed through to the holder of the GNMA Certificate.

Other United States government debt securities, such as securities of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the Treasury. Others, such as bonds issued by Fannie Mae, a federally chartered private corporation, are supported only by the credit of the corporation. In the case of securities not backed by the full faith and credit of the United States, a Fund must look principally to the agency issuing or guaranteeing the obligation in the event the agency or instrumentality does not meet its commitments. A Fund will invest in securities of such instrumentalities only when INVESCO is satisfied that the credit risk with respect to any such instrumentality is comparatively minimal.

WHEN-ISSUED/DELAYED DELIVERY -- The Funds normally buy and sell securities on an ordinary settlement basis. That means that the buy or sell order is sent, and a Fund actually takes delivery or gives up physical possession of the security on the "settlement date," which is three business days later. However, the Funds also may purchase and sell securities on a when-issued or delayed delivery basis.

When-issued or delayed delivery transactions occur when securities are purchased or sold by a Fund and payment and delivery take place at an agreed-upon time in the future. The Funds may engage in this practice in an effort to secure an advantageous price and yield. However, the yield on a comparable security available when delivery actually takes place may vary from the yield on the security at the time the when-issued or delayed delivery transaction was entered into. When a Fund engages in when-issued and delayed delivery transactions, it relies on the seller or buyer to consummate the sale at the future date. If the seller or buyer fails to act as promised, that failure may result in the Fund missing the opportunity of obtaining a price or yield considered to be advantageous. No payment or delivery is made by a Fund until it receives delivery or payment from the other party to the transaction. However, fluctuation in the value of the security from the time of commitment until delivery could adversely affect a Fund.

INVESTMENT RESTRICTIONS

The Funds operate under certain investment restrictions. For purposes of the following restrictions, all percentage limitations apply immediately after a purchase or initial investment. Any subsequent change in a particular percentage resulting from fluctuations in value does not require elimination of any security from a Fund.

The following restrictions are fundamental and may not be changed without prior approval of a majority of the outstanding voting securities of a Fund, as defined in the 1940 Act. Each Fund may not:

      1. with respect to 50% of the Advantage Fund's, Advantage Global Health Sciences Fund's and Advantage Technology/Telecommunications Fund's total assets and 75% of the Global Growth Fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (i) more than 5% of the Fund's total assets would be invested in the securities of that issuer, or (ii) the Fund would hold more than 10% of the outstanding voting securities of that issuer;

      2. underwrite securities of other issuers, except insofar as it may be deemed to be an underwriter under the 1933 Act in connection with the disposition of the Fund's portfolio securities;

      3. borrow money, except that the Fund may borrow money in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings);

      4.    issue senior securities, except as permitted under the 1940 Act;

      5. lend any security or make any loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to the purchase of debt securities or to repurchase agreements;

      6. purchase or sell physical commodities; however, this policy shall not prevent the Fund from purchasing and selling foreign currency, futures contracts, options, forward contracts, swaps, caps, floors, collars and other financial instruments; or

      7. purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business).

      8. Each Fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company managed by INVESCO or an affiliate or a successor thereof, with substantially the same fundamental investment objective, policies and limitations as the Fund.

      9. Global Growth Fund may not purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or municipal securities) if, as a result, more than 25% of the Fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry.

In addition, unless otherwise indicated, each Fund has the following non-fundamental policies, which may be changed without shareholder approval:

      A. The Global Growth Fund may not sell securities short (unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short) or purchase securities on margin, except that (i) this policy does not prevent the Global Growth Fund from entering into short positions in foreign currency, futures contracts, options, forward contracts, swaps, caps, floors, collars and other financial instruments,
      (ii) the Global Growth Fund may obtain such short-term credits as are necessary for the clearance of transactions, and (iii) the Global Growth Fund may make margin payments in connection with futures contracts, options, forward contracts, swaps, caps, floors, collars and other financial instruments.

      B. Each Fund may borrow money only from a bank or from an open-end management investment company managed by INVESCO or an affiliate or a successor thereof for temporary or emergency purposes or by engaging in reverse repurchase agreements with any party (reverse repurchase agreements will be treated as borrowing for the purposes of fundamental limitation (3)). In addition, each Fund (with the exception of Global Growth Fund) may borrow for leveraging or investing.

      C. Each Fund does not currently intend to purchase any security if, as a result, more than 15% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

      D. Each Fund may invest in securities issued by other investment companies to the extent that such investments are consistent with the Fund's investment objective and policies and permissible under the 1940 Act.

      E. With respect to fundamental limitation (9), domestic and foreign banking will be considered to be different industries.

      F. With respect to fundamental limitation (9), investments in obligations issued by a foreign government, including the agencies or instrumentalities of a foreign government, are considered to be investments in a specific industry.

      G. Advantage Global Health Sciences Fund may not invest in any company for the purpose of exercising control or management, except to the extent that exercise by the Fund of its rights under agreements related to portfolio securities would be deemed to constitute such control.

MANAGEMENT OF THE FUNDS

THE INVESTMENT ADVISER

INVESCO, located at 7800 East Union Avenue, Denver, Colorado, is the Company's investment adviser. INVESCO was founded in 1932 and serves as an investment adviser to:

      INVESCO Bond Funds, Inc.
      INVESCO Combination Stock & Bond Funds, Inc.
      INVESCO Counselor Series Funds, Inc.(formerly, INVESCO Advantage
         Series Funds, Inc.)
      INVESCO International Funds, Inc.
      INVESCO Money Market Funds, Inc.
      INVESCO Sector Funds, Inc.
      INVESCO Stock Funds, Inc.
      INVESCO Treasurer's Series Funds, Inc.
      INVESCO Variable Investment Funds, Inc.

As of March 31, 2001, INVESCO managed 45 mutual funds having combined assets of over $31.2 billion, on behalf of more than 2,778,465 shareholder accounts.

INVESCO is an indirect wholly owned subsidiary of AMVESCAP PLC, a publicly traded holding company. Through its subsidiaries, AMVESCAP PLC engages in the business of investment management on an international basis. AMVESCAP PLC is one of the largest independent investment management businesses in the world, with approximately $370.3 billion in assets under management on March 31, 2001.

AMVESCAP PLC's North American subsidiaries include:

    INVESCO Retirements, Inc. ("IRI"), Atlanta, Georgia, develops and provides domestic and international defined contribution retirement plan services to plan sponsors, institutional retirement plan sponsors, institutional plan providers and foreign governments.

        AMVESCAP National Trust Company (formerly known as Institutional Trust Company, doing business as INVESCO Trust Company), a division of IRI, provides retirement account custodian and/or trust services for individual retirement accounts ("IRAs") and other retirement plan accounts. This includes services such as recordkeeping, tax reporting and compliance. IRI acts as trustee or custodian to these plans. IRI accepts contributions and provides complete transfer agency functions: correspondence, sub-accounting, telephone communications and processing of distributions.

    INVESCO, Inc., Atlanta, Georgia, manages individualized investment portfolios of equity, fixed-income and real estate securities for institutional clients, including mutual funds and collective investment entities. INVESCO, Inc. includes the following Divisions:

        INVESCO Capital Management Division, Atlanta, Georgia, manages institutional investment portfolios, consisting primarily of discretionary employee benefit plans for corporations and state and local governments, and endowment funds.

        INVESCO Management & Research Division, Boston, Massachusetts, primarily manages pension and endowment accounts.

        PRIMCO Capital Management Division, Louisville, Kentucky, specializes in managing stable return investments, principally on behalf of Section 401
        (k) retirement plans.

        INVESCO Realty Advisors Division, Dallas, Texas, is responsible for providing advisory services in the U.S. real estate markets for AMVESCAP PLC's clients worldwide. Clients include corporate pension plans and public pension funds as well as endowment and foundation accounts.

        INVESCO (NY) Division, New York, is an investment adviser for separately managed accounts, such as corporate and municipal pension plans, Taft-Hartley Plans, insurance companies, charitable institutions and private individuals. INVESCO NY further serves as investment adviser to several closed-end investment companies, and as sub-adviser with respect to certain commingled employee benefit trusts and as sub-adviser to INVESCO VIF-Market Neutral Fund.

    A I M Advisors, Inc., Houston, Texas, provides investment advisory and administrative services for retail and institutional mutual funds

    A I M Capital Management, Inc., Houston, Texas, provides investment advisory services to individuals, corporations, pension plans and other private investment advisory accounts and also serves as a sub-adviser to certain retail and institutional mutual funds, one Canadian mutual fund and one portfolio of an open-end registered investment company that is offered to separate accounts of insurance companies.

    A I M Distributors, Inc. and Fund Management Company, Houston, Texas, are registered broker-dealers that act as the principal underwriters for retail and institutional mutual funds.

The corporate headquarters of AMVESCAP PLC are located at 11 Devonshire Square, London, EC2M 4YR, England.

THE INVESTMENT ADVISORY AGREEMENT

INVESCO serves as investment adviser to the Funds under an Investment Advisory Agreement dated August 23, 2000 (the "Agreement") with the Company.

The Agreement requires that INVESCO manage the investment portfolio of each Fund in a way that conforms with the Fund's investment policies. INVESCO may directly manage a Fund itself, or may hire a sub-adviser, which may be an affiliate of INVESCO, to do so. Specifically, INVESCO is responsible for:

    o managing the investment and reinvestment of all the assets of the Funds, and executing all purchases and sales of portfolio securities;

    o maintaining a continuous investment program for the Funds, consistent with (i) each Fund's investment policies as set forth in the Company's Articles of Incorporation, Bylaws and Registration Statement, as from time to time amended, under the 1940 Act, and in any prospectus and/or statement of additional information of the Fund, as from time to time amended and in use under the 1933 Act, and (ii) the Company's status as a regulated investment company under the Internal Revenue Code of 1986, as amended;

    o determining what securities are to be purchased or sold for the Funds, unless otherwise directed by the directors of the Company, and executing transactions accordingly;

    o providing the Funds the benefit of the investment analysis and research, the reviews of current economic conditions and trends, and the consideration of a long-range investment policy now or hereafter generally available to the investment advisory customers of the adviser or any sub-adviser;

    o determining what portion of each Fund's assets should be invested in the various types of securities authorized for purchase by the Fund; and

    o making recommendations as to the manner in which voting rights, rights to consent to Fund action and any other rights pertaining to a Fund's portfolio securities shall be exercised.

INVESCO also performs all of the following services for the Funds:

    o administrative;

    o internal accounting (including computation of net asset value);

    o clerical and statistical;

    o secretarial;

    o all other services necessary or incidental to the administration of the affairs of the Funds;

    o supplying the Company with officers, clerical staff and other employees;

    o furnishing office space, facilities, equipment, and supplies; providing personnel and facilities required to respond to inquiries related to shareholder accounts;

    o conducting periodic compliance reviews of the Funds' operations; preparation and review of required documents, reports and filings by INVESCO's in-house legal and accounting staff or in conjunction with independent attorneys and accountants (including prospectus(es), statements of additional information, proxy statements, shareholder reports, tax returns, reports to the SEC, and other corporate documents of the Funds);

    o supplying basic telephone service and other utilities; and

    o preparing and maintaining certain of the books and records required to be prepared and maintained by the Funds under the 1940 Act.

ADVANTAGE, ADVANTAGE GLOBAL HEALTH SCIENCES AND ADVANTAGE TECHNOLOGY/ TELECOMMUNICATIONS FUNDS
Expenses not assumed by INVESCO are borne by each Fund. For the advisory services it provides to the Fund, INVESCO is entitled to receive a base management fee calculated at the annual rate of 1.50% of each Fund's daily net assets (the "Base Fee"). This Base Fee will be adjusted, on a monthly basis (i) upward at the rate of 0.20%, on a pro rata basis, for each percentage point the investment performance of the Class A shares of a Fund exceeds the sum of 2.00% of the investment record of the relevant Index (the "Index"), or (ii) downward at the rate of 0.20%, on a pro rata basis, for each percentage point the investment record of the Index less 2.00% exceeds the investment performance of the Class A shares of a Fund (the "Fee Adjustment"). The maximum or minimum adjustment, if any, will be 1.00% annually. Therefore, the maximum annual fee payable to INVESCO will be 2.50% of average daily net assets and the minimum annual fee will be 0.50% of average daily net assets. During the first twelve months of operation, the management fee will be charged at the base fee of 1.50% with no performance adjustment.

In determining the Fee Adjustment, if any, applicable during any month, INVESCO will compare the investment performance of the Class A shares of a Fund for the twelve-month period ending on the last day of the prior month (the "Performance Period") to the investment record of the Index during the Performance Period. The investment performance of a Fund will be determined by adding together (i) the change in the net asset value of the Class A shares during the Performance Period, (ii) the value of cash distributions made by the Fund to holders of Class A shares to the end of the Performance Period, and (iii) the value of capital gains per share, if any, paid or payable on undistributed realized long-term capital gains accumulated to the end of the Performance Period, and will be expressed as a percentage of its net asset value per share at the beginning of the Performance Period. The investment record of the Index will be determined by adding together (i) the change in the level of the Index during the Performance Period and (ii) the value, computed consistently with the Index, of cash distributions made by companies whose securities comprise the Index accumulated to the end of the Performance Period, and will be expressed as a percentage of the Index at the beginning of such Period.

After it determines any Fee Adjustment, INVESCO will determine the dollar amount of additional fees or fee reductions to be accrued for each day of a month by multiplying the Fee Adjustment by the average daily net assets of the Class A shares of a Fund during the Performance Period and dividing that number by the number of days in the Performance Period. The management fee, as adjusted, is accrued daily and paid monthly.

For the first twelve months of each Fund's operations, the management fee will be charged at the Base Fee of 1.50%, with no performance adjustment. Thereafter, the Base Fee will be adjusted as described above.

If the Advantage Fund outperforms the Russell 3000 Index, the Advantage Global Health Sciences Fund outperforms the Morgan Stanley Health Care Product Index and the Advantage Technology/ Telecommunications Fund outperforms the Merrill Lynch 100 Technology Index by more than 2%, the Base Fee is adjusted as follows:
              % Performance over
Russell 3000 Index, Morgan Stanley Health Care   Advisory Fee
 Product Index or Merrill Lynch 100 Technology
                      Index
                        2%                       1.50% (no increase in Base Fee)
                        3%                       1.70%
                        4%                       1.90%
                        5%                       2.10%
                        6%                       2.30%
                        7%                       2.50%

If the applicable Fund under performs the Russell 3000, the Morgan Stanley Health Care Product Index or Merrill Lynch 100 Technology Index by more than 2%, the Base Fee is adjusted as follows:
              % Performance under
Russell 3000 Index, Morgan Stanley Health Care   Advisory Fee
 Product Index or Merrill Lynch 100 Technology
                      Index

                        2%                       1.50% (no decrease in Base Fee)
                        3%                       1.30%
                        4%                       1.10%
                        5%                       0.90%
                        6%                       0.70%
                        7%                       0.50%

The Russell 3000 Index consists of 3,000 stocks, primarily issued by U.S. companies, that includes issuers of all sizes, from large to small capitalization companies. The Morgan Stanley Health Care Product Index is a dollar-weighted index of 26 companies involved in the business of pharmaceuticals, including biotechnology and medical technology. The Merrill Lynch 100 Technology Index measures the performance of a cross section of large actively traded technology stocks and ADRs. The Indexes are not managed; therefore, their performance does not reflect management fees and other expenses associated with the Funds.

If the directors determine at some future date that another securities index is a better representative of the composition of the Advantage Fund than is the Russell 3000 Index, the Morgan Stanley Health Care Product Index for Advantage Global Health Sciences Fund or the Merrill Lynch 100 Technology Index for Advantage Technology/Telecommunications Fund, the directors may change the securities index used to compute the Fee Adjustment. If the directors do so, the new securities index (the "New Index") will be applied prospectively to determine the amount of the Fee Adjustment. The Index will continue to be used to determine the amount of the Fee Adjustment for that part of the Performance Period prior to the effective date of the New Index. A change in the Index will be submitted to shareholders for their approval unless the SEC determines that shareholder approval is not required.

The amount the Fund will pay to INVESCO in performance fees is not susceptible to estimation, since it depends upon the future performance of the Fund and the Index.

GLOBAL GROWTH FUND
Expenses not assumed by INVESCO are borne by the Fund. As full compensation for its advisory services to the Company, INVESCO receives a monthly fee from the Fund. The fee is calculated at the annual rate of 1.00% of the Fund's average net assets.

ALL FUNDS
During the fiscal period ended August 31, 2000, the Advantage Fund paid INVESCO advisory fees in the dollar amounts shown below. Since Global Growth Fund did not commence investment operations until December 1, 2000 and Advantage Global Health Sciences Fund did not commence investment operations until May 16, 2001, no advisory fees were paid with respect to those Funds during that period.

                                   ADVISORY          TOTAL EXPENSE       TOTAL EXPENSE
CLASS A                            FEE DOLLARS       REIMBURSEMENTS      LIMITATIONS
-------                            -----------       --------------      -------------
Advantage Fund
Period Ended August 31, 2000(1)         $6,634              $    0                 N/A

CLASS B
-------
Advantage Fund
Period Ended August 31, 2000(1)         $1,740              $    0                 N/A

CLASS C
-------
Advantage Fund
Period Ended August 31, 2000(1)         $1,358              $    0                 N/A

(1) For the period August 25, 2000, commencement of investment operations, through August 31, 2000.

ADMINISTRATIVE SERVICES AGREEMENT

INVESCO, either directly or through affiliated companies, provides certain administrative, sub-accounting, and recordkeeping services to the Funds pursuant to an Administrative Services Agreement dated June 1, 2000 with the Company.

The Administrative Services Agreement requires INVESCO to provide the following services to the Funds:

   o such sub-accounting and recordkeeping services and functions as are reasonably necessary for the operation of the Funds; and

   o such sub-accounting, recordkeeping, and administrative services and functions, which may be provided by affiliates of INVESCO, as are reasonably necessary for the operation of Fund shareholder accounts maintained by certain retirement plans and employee benefit plans for the benefit of participants in such plans.

As full compensation for services provided under the Administrative Services Agreement, each Fund pays a monthly fee to INVESCO consisting of a base fee of $10,000 per year, plus an additional incremental fee computed daily and paid monthly at an annual rate of 0.045% of the average net assets of each Fund.

TRANSFER AGENCY AGREEMENT

INVESCO also performs transfer agent, dividend disbursing agent and registrar services for the Funds pursuant to a Transfer Agency Agreement dated June 1, 2000 with the Company.

The Transfer Agency Agreement provides that each Fund pays INVESCO an annual fee of $22.50 per shareholder account, or, where applicable, per participant in an omnibus account. This fee is paid monthly at the rate of 1/12 of the annual fee and is based upon the actual number of shareholder accounts and omnibus account participants in each Fund at any time during each month.

FEES PAID TO INVESCO

During the fiscal period ended August 31, 2000, Advantage Fund paid the following fees to INVESCO (in some instances, prior to the absorption of certain Fund expenses by INVESCO). Since Global Growth Fund did not commence investment operations until December 1, 2000 and Advantage Global Health Sciences Fund did not commence investment operations until May 16, 2001, no fees were paid with respect to those Funds for the fiscal period ended August 31, 2000.

                                                   ADMINISTRATIVE      TRANSFER
CLASS A                            ADVISORY        SERVICES            AGENCY
-------                            --------        --------------      --------
Advantage Fund
Period Ended August 31, 2000(1)      $6,634                  $327            $0

CLASS B
-------
Advantage Fund
Period Ended August 31, 2000(1)      $1,740                   $86            $0

CLASS C
-------
Advantage Fund
Period Ended August 31, 2000(1)      $1,358                   $67            $0

(1) For the period August 25, 2000, commencement of investment operations, through August 31, 2000.

DIRECTORS AND OFFICERS OF THE COMPANY

The overall direction and supervision of the Company come from the board of directors. The board of directors is responsible for making sure that the Funds' general investment policies and programs are carried out and that the Funds are properly administered.

The board of directors has an audit committee comprised of four of the directors who are not affiliated with INVESCO (the "Independent Directors"). The committee meets quarterly with the Company's independent accountants and officers to review accounting principles used by the Company, the adequacy of internal controls, the responsibilities and fees of the independent accountants, and other matters.

The Company has a management liaison committee which meets quarterly with various management personnel of INVESCO in order to facilitate better understanding of management and operations of the Company, and to review legal and operational matters which have been assigned to the committee by the board of directors, in furtherance of the board of directors' overall duty of supervision.

The Company has a brokerage committee. The committee meets periodically to review soft dollar and other brokerage transactions by the Funds, and to review policies and procedures of INVESCO with respect to brokerage transactions. It reports on these matters to the Company's board of directors.

The Company has a derivatives committee. The committee meets periodically to review derivatives investments made by the Funds. It monitors derivatives usage by the Funds and the procedures utilized by INVESCO to ensure that the use of such instruments follows the policies on such instruments adopted by the Company's board of directors. It reports on these matters to the Company's board of directors.

The Company has a legal committee, an insurance committee, a compensation committee and a defined benefit deferred compensation plan (the "Plan") committee. These committees meet when necessary to review legal, insurance, compensation and Plan matters of importance to the directors of the Company.

The Company has a nominating committee. The committee meets periodically to review and nominate candidates for positions as independent directors to fill vacancies on the board of directors.

The officers of the Company, all of whom are officers and employees of INVESCO, are responsible for the day-to-day administration of the Company and the Funds. The officers of the Company receive no direct compensation from the Company or the Funds for their services as officers. INVESCO has the primary responsibility for making investment decisions on behalf of the Funds. These investment decisions are reviewed by the investment committee of INVESCO.

All of the officers and directors of the Company hold comparable positions with the following funds, which, with the Company, are collectively referred to as the "INVESCO Funds":

      INVESCO Bond Funds, Inc.
      INVESCO Combination Stock & Bond Funds, Inc.
      INVESCO Counselor Series Funds, Inc. (formerly, INVESCO Advantage
         Series Funds, Inc.)
      INVESCO International Funds, Inc.
      INVESCO Money Market Funds, Inc.
      INVESCO Sector Funds, Inc.
      INVESCO Stock Funds, Inc.
      INVESCO Treasurer's Series Funds, Inc.
      INVESCO Variable Investment Funds, Inc.

The table below provides information about each of the Company's directors and officers. Their affiliations represent their principal occupations.






                            Position(s) Held          Principal Occupation(s)
Name, Address, and Age      With Company              During Past Five Years


Mark H. Williamson          President, Chief          President, Chief
(2)(3)(11)                  Executive Officer         Executive Officer and
7800 E. Union Avenue        and Chairman of the       Chairman of the Board
Denver, Colorado            Board                     of INVESCO Funds
Age: 49                                               Group, Inc.; Presi-
                                                      dent, Chief Executive
                                                      Officer and Chairman
                                                      of the Board of
                                                      INVESCO Distributors,
                                                      Inc.; President,
                                                      Chief Operating
                                                      Officer and Chairman
                                                      of the Board of
                                                      INVESCO Global Health
                                                      Sciences Fund;
                                                      formerly, Chairman and
                                                      Chief Executive
                                                      Officer of NationsBanc
                                                      Advisors, Inc.;
                                                      formerly, Chairman of
                                                      NationsBanc
                                                      Investments, Inc.

                            Position(s) Held          Principal Occupation(s)
Name, Address, and Age      With Company              During Past Five Years

Fred A. Deering             Vice Chairman of the      Trustee of INVESCO Glo-
(1)(2)(7)(8)                Board                     bal Health Sciences
1551 Larimer Street, #1701                            Fund; formerly,
Denver, Colorado                                      Chairman of the
Age: 73                                               Executive Committee and
                                                      Chairman of the Board of
                                                      Security Life of Denver
                                                      Insurance Company;
                                                      Director of ING American
                                                      Holdings Company and First
                                                      ING Life Insurance
                                                      Company of New York.

Victor L. Andrews,          Director                  Professor Emeritus,
Ph.D.(4)(6)(10)(11)                                   Chairman Emeritus and
34 Seawatch Drive                                     Chairman of the CFO
Savannah, Georgia                                     Roundtable of the
Age: 70                                               Department of Finance
                                                      of Georgia State
                                                      University; President,
                                                      Andrews Financial
                                                      Associates, Inc. (con-
                                                      sulting firm);
                                                      Director of The
                                                      Sheffield Funds, Inc.;
                                                      formerly, member of
                                                      the faculties of the
                                                      Harvard Business
                                                      School  and the Sloan
                                                      School of  Management
                                                      of MIT.

                            Position(s) Held          Principal Occupation(s)
Name, Address, and Age      With Company              During Past Five Years

Bob R. Baker                Director                  Consultant (since
(2)(4)(5)(9)(10)(11)                                  2000); formerly,
37 Castle Pines Dr., N.                               President and Chief
Castle Rock, Colorado                                 Executive Officer
Age:  64                                              (1989 to 2000) of AMC
                                                      Cancer Research Center,
                                                      Denver, Colorado; until
                                                      mid-December 1988, Vice
                                                      Chairman of the Board of
                                                      First Columbia Financial
                                                      Corporation, Englewood,
                                                      Colorado; formerly,
                                                      Chairman of the Board and
                                                      Chief Executive Officer of
                                                      First Columbia Financial
                                                      Corporation.

Charles W. Brady(3)         Director                  Chief Executive
1315 Peachtree St., N.E.                              Officer and Chairman
Atlanta, Georgia                                      of AMVESCAP PLC, Lon-
Age: 65                                               don, England and various
                                                      subsidiaries of AMVESCAP
                                                      PLC; Trustee of INVESCO
                                                      Global Health Sciences
                                                      Fund.

Lawrence H. Budner          Director                  Trust Consultant;
(1)(5)(10)(11)                                        prior to June 30,
7608 Glen Albens Circle                               1987, Senior Vice
Dallas, Texas                                         President and Senior
Age: 70                                               Trust Officer of
                                                      InterFirst Bank,
                                                      Dallas, Texas.

                            Position(s) Held          Principal Occupation(s)
Name, Address, and Age      With Company              During Past Five Years

James T. Bunch(4)(5)(9)                               Principal and Founder
3600 Republic Plaza         Director                  of Green Manning &
370 Seventeenth Street                                Bunch Ltd., Denver,
Denver, Colorado                                      Colorado, since August
Age: 58                                               1988; Director and
                                                      Secretary  of Green
                                                      Manning & Bunch
                                                      Securities, Inc.,
                                                      Denver, Colorado,
                                                      since September 1993;
                                                      Vice President and
                                                      Director of Western
                                                      Golf Association and
                                                      Evans Scholars Found-
                                                      ation; formerly,
                                                      General Counsel and
                                                      Director of Boettcher
                                                      & Co., Denver,
                                                      Colorado;  formerly,
                                                      Chairman and Managing
                                                      Partner of Davis
                                                      Graham & Stubbs,
                                                      Denver, Colorado.

                            Position(s) Held          Principal Occupation(s)
Name, Address, and Age      With Company              During Past Five Years

Wendy L. Gramm,             Director                  Self-employed (since
Ph.D.(4)(6)(9)                                        1993); Distinguished
3401 N. Fairfax                                       Senior Fellow and
Arlington, VA                                         Director, Regulatory
Age: 56                                               Studies Program,
                                                      Mercatus Center, George
                                                      Mason University, VA;
                                                      formerly, Chairman,
                                                      Commodity Futures Trading
                                                      Commission; Administrator
                                                      for Information and Regul-
                                                      atory Affairs at the
                                                      Office of Management and
                                                      Budget; Also, Director of
                                                      Enron Corporation, IBP
                                                      Inc., State Farm Insurance
                                                      Company, International
                                                      Republic Institute, and
                                                      the Texas Public Policy
                                                      Foundation; formerly,
                                                      Director of the Chicago
                                                      Mercentile Exchange
                                                      (1994-1999), Kinetic
                                                      Concepts, Inc. (1996-1997)
                                                      and the Independent
                                                      Women's Forum (1994-1999).

Richard W. Healey(3)        Director                  Director and Senior
7800 E. Union Avenue                                  Vice President of
Denver, Colorado                                      INVESCO Funds Group,
Age: 46                                               Inc.; Director and
                                                      Senior Vice President
                                                      of INVESCO Distributors,
                                                      Inc.; formerly, Senior
                                                      Vice President of GT
                                                      Global-North America
                                                      (1996 to 1998) and The
                                                      Boston Company (1993
                                                      to 1996).

                            Position(s) Held          Principal Occupation(s)
Name, Address, and Age      With Company              During Past Five Years

Gerald J. Lewis(1)(6)(7)    Director                  Chairman of Lawsuit
701 "B" Street                                        Resolution Services,
Suite 2100                                            San Diego, California
San Diego, California                                 since 1987; Director
Age:  67                                              of General Chemical
                                                      Group, Inc., Hampdon,
                                                      New Hampshire, since
                                                      1996; formerly,
                                                      Associate Justice of
                                                      the California Court
                                                      of Appeals; Director
                                                      of Wheelabrator
                                                      Technologies, Inc.,
                                                      Fisher Scientific,
                                                      Inc., Henley
                                                      Manufacturing, Inc.,
                                                      and California Coastal
                                                      Properties, Inc.; Of
                                                      Counsel, Latham &
                                                      Watkins, San Diego,
                                                      California (1987 to
                                                      1997).

John W. McIntyre            Director                  Retired. Formerly,
(1)(2)(5)(7)                                          Vice Chairman of the
7 Piedmont Center                                     Board of Directors of
Suite 100                                             The Citizens and
Atlanta, Georgia                                      Southern Corporation and
Age: 70                                               Chairman of the Board and
                                                      Chief Executive Officer
                                                      of The Citizens and
                                                      Southern Georgia Corp. and
                                                      The Citizens and Southern
                                                      National Bank; Trustee of
                                                      INVESCO Global Health
                                                      Sciences Fund, Gables
                                                      Residential Trust,
                                                      Employee's Retirement
                                                      System of GA, Emory
                                                      University, and J.M. Tull
                                                      Charitable Foundation;
                                                      Director of Kaiser Foun-
                                                      dation Health Plans of
                                                      Georgia, Inc.

                            Position(s) Held          Principal Occupation(s)
Name, Address, and Age      With Company              During Past Five Years


Larry Soll, Ph.D.           Director                  Retired.  Formerly,
(4)(6)(9)(10)(11)                                     Chairman of the Board
2358 Sunshine Canyon                                  (1987 to 1994), Chief
Drive                                                 Executive Officer
Boulder, Colorado                                     (1982 to 1989 and 1993
Age: 59                                               to 1994) and Presi-
                                                      dent (1982 to 1989) of
                                                      Synergen Inc.;
                                                      Director of Synergen
                                                      since incorporation
                                                      in 1982; Director of
                                                      Isis Pharmaceuticals,
                                                      Inc.; Trustee of
                                                      INVESCO Global Health
                                                      Sciences Fund.

Glen A. Payne               Secretary                 Senior Vice President,
7800 E. Union Avenue                                  General Counsel and
Denver, Colorado                                      Secretary of INVESCO
Age: 53                                               Funds Group, Inc.;
                                                      Senior Vice President,
                                                      Secretary and General
                                                      Counsel of INVESCO
                                                      Distributors, Inc.;
                                                      Secretary of INVESCO
                                                      Global Health Sciences
                                                      Fund; formerly,
                                                      General Counsel of
                                                      INVESCO Trust Company
                                                      (1989 to 1998) and
                                                      employee of a U.S.
                                                      regulatory agency,
                                                      Washington, D.C. (1973
                                                      to 1989).

                            Position(s) Held          Principal Occupation(s)
Name, Address, and Age      With Company              During Past Five Years

Ronald L. Grooms            Chief Accounting          Senior Vice President,
7800 E. Union Avenue        Officer, Chief Finan-     Treasurer and Director
Denver, Colorado            cial Officer and          of INVESCO Funds
Age: 54                     Treasurer                 Group, Inc.; Senior
                                                      Vice President,
                                                      Treasurer and Direc-
                                                      tor of INVESCO
                                                      Distributors, Inc.;
                                                      Treasurer and
                                                      Principal Financial
                                                      and Accounting Officer
                                                      of INVESCO Global
                                                      Health Sciences Fund;
                                                      formerly, Senior Vice
                                                      President and
                                                      Treasurer of INVESCO
                                                      Trust Company (1988
                                                      to 1998).

William J. Galvin, Jr.      Assistant Secretary       Senior Vice President,
7800 E. Union Avenue                                  Assistant Secretary
Denver, Colorado                                      and Director of
Age: 44                                               INVESCO Funds Group,
                                                      Inc.; Senior Vice
                                                      President, Assistant
                                                      Secretary and Director
                                                      of INVESCO
                                                      Distributors, Inc.;
                                                      formerly, Trust
                                                      Officer of INVESCO
                                                      Trust Company (1995 to
                                                      1998).

Pamela J. Piro              Assistant Treasurer       Vice President and
7800 E. Union Avenue                                  Assistant Treasurer
Denver, Colorado                                      of INVESCO Funds
Age: 40                                               Group, Inc.; Assistant
                                                      Treasurer of INVESCO
                                                      Distributors, Inc.;
                                                      formerly, Assistant
                                                      Vice President (1996
                                                      to 1997), Director -
                                                      Portfolio Accounting
                                                      (1994 to 1996),
                                                      Portfolio Accounting
                                                      Manager (1993 to 1994)
                                                      and Assistant
                                                      Accounting Manager
                                                      (1990 to 1993).

                            Position(s) Held          Principal Occupation(s)
Name, Address, and Age      With Company              During Past Five Years


Judy P. Wiese               Assistant Secretary       Vice President and
7800 E. Union Avenue                                  Assistant Secretary
Denver, Colorado                                      of INVESCO Funds
Age: 53                                               Group, Inc.;
                                                      Assistant Secretary of
                                                      INVESCO Distributors,
                                                      Inc.; formerly, Trust
                                                      Officer of INVESCO
                                                      Trust Company.

(1)  Member of the audit committee of the Company.

(2) Member of the executive committee of the Company. On occasion, the executive committee acts upon the current and ordinary business of the Company between meetings of the board of directors. Except for certain powers which, under applicable law, may only be exercised by the full board of directors, the executive committee may exercise all powers and authority of the board of directors in the management of the business of the Company. All decisions are subsequently submitted for ratification by the board of directors.

(3) These directors are "interested persons" of the Company as defined in the 1940 Act.

(4)  Member of the management liaison committee of the Company.

(5)  Member of the brokerage committee of the Company.

(6)  Member of the derivatives committee of the Company.

(7)  Member of the legal committee of the Company.

(8)  Member of the insurance committee of the Company.

(9)  Member of the nominating committee of the Company.

(10) Member of the compensation committee of the Company.

(11) Member of the defined benefit deferred compensation plan committee of the Company.

The following table shows the estimated compensation to be paid by the Company to its Independent Directors for services rendered in their capacities as directors of the Company for the fiscal year ended August 31, 2001; and the benefits accrued as Company expenses with respect to the Defined Benefit Deferred Compensation Plan discussed below and the estimated annual benefits to be received by these directors upon retirement as a result of their service to the Company, each for the fiscal year ended August 31, 2000.

In addition, the table sets forth the total estimated compensation paid by all of the INVESCO Funds and INVESCO Global Health Sciences Fund (collectively, the "INVESCO Complex") to these directors or trustees for services rendered in their capacities as directors or trustees during the year ended December 31, 2001. As of the date of this SAI, there were 45 funds in the INVESCO Complex.

--------------------------------------------------------------------------------
Name of Person        Aggregate      Benefits     Estimated      Total
and Position          Compensation   Accrued As   Annual         Compensation
                      From           Part of      Benefits Upon  From
                      Company(1)     Company      Retirement(2)  INVESCO Complex
                                     Expenses(2)                 Paid To
                                                                 Directors(4)
--------------------------------------------------------------------------------
Fred A. Deering       $  4,141       $      0     $     0        $  112,250
Vice Chairman of
the Board
--------------------------------------------------------------------------------
Victor L. Andrews         3,998             0           0            89,200
--------------------------------------------------------------------------------
Bob R. Baker              4,087             0           0            92,500
--------------------------------------------------------------------------------
Lawrence H. Budner        3,998             0           0            88,850
--------------------------------------------------------------------------------
James T. Bunch(4)         3,932             0           0            86,000
--------------------------------------------------------------------------------
Daniel D. Chabris(5)          0             0           0            34,000
--------------------------------------------------------------------------------
Wendy L. Gramm            3,965             0           0            87,600
--------------------------------------------------------------------------------
Kenneth T. King(5)            0             0           0            68,000
--------------------------------------------------------------------------------
Gerald J. Lewis(4)        3,932             0           0            86,350
--------------------------------------------------------------------------------
John W. McIntyre          4,087             0           0           116,000
--------------------------------------------------------------------------------
Larry Soll                3,965             0           0           110,100
--------------------------------------------------------------------------------
Total                    36,105             0           0           970,850
--------------------------------------------------------------------------------
% of Net Assets      0.0051%(3)             0%(3)                    0.0024%(4)
--------------------------------------------------------------------------------

(1) The vice chairman of the board, the chairs of the Funds' committees who are Independent Directors, and the members of the Funds' committees who are Independent Directors each receive compensation for serving in such capacities in addition to the compensation paid to all Independent Directors.

(2) At this time, and through the Company's fiscal year end, the Independent Directors receive no accrued benefits under the Defined Benefit Deferred Compensation Plan. It is anticipated that the directors will begin accruing such benefits during its next fiscal year.

(3) Total as a percentage of the estimated Company's net assets as of August 31, 2001.

(4) Total as a percentage of the net assets of the INVESCO Complex as of December 31, 2000.

Messrs. Brady, Healey and Williamson, as "interested persons" of the Company and the other INVESCO Funds, receive compensation as officers or employees of INVESCO or its affiliated companies, and do not receive any director's fees or other compensation from the Company or the other funds in the INVESCO Funds for their service as directors.

The boards of directors of the INVESCO Funds have adopted a Defined Benefit Deferred Compensation Plan (the "Plan") for the Independent Directors of the funds. Under this Plan, each director who is not an interested person of the funds (as defined in Section 2(a)(19) of the 1940 Act) and who has served for at least five years (a "Qualified Director") is entitled to receive a retirement benefit. Commencing with attainment of age 72 by a Qualified Director who voluntarily retires prior to reaching age 72 and commencing with the date of retirement of a Qualified Director who retires upon reaching age 72 or at any time subsequent to age 72 up to the mandatory retirement age of 75, a Qualified Director shall receive quarterly payments at an annual rate of $34,000 (the "Annual Benefit"). Directors who became Qualified Directors on or before January 1, 2001 who retire upon reaching age 72 (or at age 73 or 74, if the Director extends his retirement date for one to two years, but less than three years) are entitled to payment for one year of twice the Annual Benefit. Payment of the Annual Benefit will continue for the remainder of the Qualified Director's life or ten years, whichever is longer. If a Qualified Director becomes disabled benefit payments before the date upon which his or her Annual Benefit payments would normally commence, such benefit payments will begin. If a Qualified Director dies prior to the receipt of the Annual Benefit for ten years, the Annual Benefit will be paid to his/her beneficiary or estate until an aggregate of 10 years of payments has been received. The Plan is administered by a committee of three directors who are also participants in the Plan and one director who is not a Plan participant. The cost of the Plan will be allocated among the INVESCO Funds in a manner determined to be fair and equitable by the committee. The Company began making payments under an earlier Plan to Mr. Chabris as of October 1, 1998 and to Mr. King as of January 1, 2000. Messrs. Chabris and King are entitled to receive quarterly payments at an annual rate equal to 50% of the annual retainer fees and annual board meeting fees which are paid to an active Fund director. Annual payments made to Messrs. Chabris and King exceed $34,000 per year. The Company has no stock options or other pension or retirement plans for management or other personnel and pays no salary or compensation to any of its officers. A similar plan has been adopted by INVESCO Global Health Sciences Fund's board of trustees. All trustees of INVESCO Global Health Sciences Fund are also directors of the INVESCO Funds.

The Independent Directors have contributed to a deferred compensation plan, pursuant to which they have deferred receipt of a portion of the compensation which they would otherwise have been paid as directors of certain of the INVESCO Funds. Certain of the deferred amounts have been invested in the shares of all INVESCO Funds, except Funds offered by INVESCO Variable Investment Funds, Inc., in which the directors are legally precluded from investing. Each Independent Director may, therefore, be deemed to have an indirect interest in shares of each such INVESCO Fund, in addition to any INVESCO Fund shares the Independent Director may own either directly or beneficially. Each of the Independent Directors has agreed to invest a minimum of $100,000 of his or her own resources in shares of the INVESCO Funds. Compensation contributed to a deferred compensation plan may constitute all or a portion of this $100,000 commitment.

CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS

As of April 30, 2001, the following persons owned more than 5% of the outstanding shares of the Funds indicated below. This level of share ownership is considered to be a "principal shareholder" relationship with a Fund under the 1940 Act. Shares that are owned "of record" are held in the name of the person indicated. Shares that are owned "beneficially" are held in another name, but the owner has the full economic benefit of ownership of those shares:

Advantage Fund

Class A


--------------------------------------------------------------------------------
      Name and Address             Basis of Ownership          Percentage Owned
                                   (Record/Beneficial)
================================================================================
Merrill Lynch                      Record                      19.57%
Security #97MN6
4800 Deer Lake Drive East
Jacksonville, FL 32246-6486
--------------------------------------------------------------------------------
Charles Schwab & Co., Inc.         Record                      18.23%
Special Custody Account for
the Exclusive Benefit of
Customers
Attn:  Mutual Funds
101 Montgomery St.
San Francisco, CA 94104-4122
--------------------------------------------------------------------------------

Class B


--------------------------------------------------------------------------------
      Name and Address             Basis of Ownership          Percentage Owned
                                   (Record/Beneficial)
================================================================================
Merrill Lynch                      Record                      56.32%
Security #97MN6
4800 Deer Lake Drive East
Jacksonville, FL 32246-6486
--------------------------------------------------------------------------------

Global Growth Fund

Class A


--------------------------------------------------------------------------------
      Name and Address             Basis of Ownership          Percentage Owned
                                   (Record/Beneficial)
================================================================================
INVESCO Funds Group Inc            Beneficial                  83.31%
Attn: Sheila Wendland
PO Box 173706
Denver CO 80217-3706
--------------------------------------------------------------------------------


Class B

--------------------------------------------------------------------------------
     Name and Address             Basis of Ownership          Percentage Owned
                                   (Record/Beneficial)
================================================================================
Deutsche Banc Alex. Brown Inc.    Record                      81.33%
FBO 240-07970-11
PO Box 1346
Baltimore MD 21203-1346
--------------------------------------------------------------------------------
Angelo L Mazzi                    Record                      8.80%
Anna M Mazzi Ten Com
5954 S Birch Way
Littleton CO 80121-3369
--------------------------------------------------------------------------------
American Enterprise               Record                      6.89%
 Investment Svcs
FBO 166619441
PO Box 9446
Minneapolis MN 55440-9446
--------------------------------------------------------------------------------


Class C

--------------------------------------------------------------------------------
     Name and Address             Basis of Ownership          Percentage Owned
                                   (Record/Beneficial)
================================================================================
Merrill Lynch                     Record                      25.94%
Security # 97850
4800 Deer Lake Drive East
Jacksonville FL 32246-6486
--------------------------------------------------------------------------------
Kent J Blanke                     Record                      24.33%
Lynn A Blanke JT WROS
PO Box 7547
Kirksville MO 63501-7547
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
     Name and Address             Basis of Ownership          Percentage Owned
                                   (Record/Beneficial)
================================================================================
Marilynne R Hackley TTEE          Record                      11.51%
Marilynne R Hackley Trust
DTD 10/3/2000
803 S 16th St
Blue Springs MO  64015
--------------------------------------------------------------------------------
Donaldson Lufkin Jenrette         Record                       9.57%
Securities Corporation Inc
PO Box 2052
Jersey City NJ  07303-2052
--------------------------------------------------------------------------------
Donaldson Lufkin Jenrette         Record                       8.10%
Securities Corporation Inc
PO Box 2052
Jersey City NJ  07303-2052
--------------------------------------------------------------------------------
John S Quinn                      Record                       5.61%
Mildred Quinn JT WROS
6541 Sabbicas Circle
Huntington Beach CA  92647-6636
--------------------------------------------------------------------------------


Advantage Global Health Sciences Fund

--------------------------------------------------------------------------------
      Name and Address             Basis of Ownership          Percentage Owned
                                   (Record/Beneficial)
================================================================================
None
--------------------------------------------------------------------------------

Advantage Technology/Telecommunications Fund

--------------------------------------------------------------------------------
      Name and Address             Basis of Ownership          Percentage Owned
                                   (Record/Beneficial)
================================================================================
None
--------------------------------------------------------------------------------

As of April 26, 2001, officers and directors of the Company, as a group, beneficially owned less than 4% of any of the Fund's outstanding shares.

DISTRIBUTOR

INVESCO Distributors, Inc. ("IDI"), a wholly owned subsidiary of INVESCO, is the distributor of the Funds. IDI bears all expenses, including the cost of printing and distributing prospectuses, incident to marketing of the Funds' shares, except for such distribution expenses as are paid out of Fund assets under the Company's Plans of Distribution (collectively, the "Plans"), which have been adopted by each Fund pursuant to Rule 12b-1 under the 1940 Act. The shareholders of INVESCO Advantage Global Health Sciences Fund have adopted a Plan and Agreement of Distribution pursuant to Rule 12b-1- Class A under the 1940 Act. The Plan was approved on February 5, 2001, at a meeting called for such purpose by a majority of the directors of the Fund, including a majority of the directors who neither are "interested persons" of the Fund nor have any financial interest in the operation of the Plan. The Plan was approved by the shareholders of the INVESCO Advantage Global Health Sciences Fund on May 8, 2001.

CLASS A. The Company has adopted a Master Distribution Plan and Agreement - Class A pursuant to Rule 12b-1 under the 1940 Act relating to the Class A shares of the Funds (the "Class A Plan"). Under the Class A Plan, Class A shares of the Funds pay compensation to IDI at an annual rate of 0.35% per annum of the average daily net assets attributable to Class A shares for the purpose of financing any activity which is primarily intended to result in the sale of Class A shares. With regard to the Class A Plan for Advantage Global Health Sciences Fund, the Plan provides that the Class A shares of the Advantage Global Health Sciences Fund pay compensation to IDI at an annual rate of 0.35% per annum of new sales of shares, exchanges into the Fund and reinvestments of dividends and capital gain distributions made after May 15, 2001 of the average daily net assets attributable to Class A shares of the Fund for the purpose of financing any activity which is primarily intended to result in the sale of Class A shares of the Advantage Global Health Sciences Fund. During any period in which a Fund is closed due to high asset levels, the Class A shares of the Fund will reduce this payment of 0.35% to 0.25% per annum.

The Class A Plan is designed to compensate IDI, on a monthly basis, for certain promotional and other sales-related costs, and to implement a dealer incentive program which provides for periodic payments to selected dealers who furnish continuing personal shareholder services to their customers who purchase and own Class A shares of the Funds. Payments can also be directed by IDI to selected institutions that have entered into service agreements with respect to Class A shares of the Funds and that provide continuing personal services to their customers who own Class A shares of the Funds. The service fees payable to selected institutions are calculated at the annual rate of 0.25% of the average daily net asset value of those Fund shares that are held in such institutions' customers' accounts.

Of the aggregate amount payable under the Class A Plan, payments to dealers and other financial institutions that provide continuing personal shareholder services to their customers who purchase and own Class A shares of the Funds, in amounts up to 0.25% of the average daily net assets of the Class A shares of each Fund attributable to the customers of such dealers or financial institutions, are characterized as service fees. Payments to dealers and other financial institutions in excess of such amount and payments to IDI would be characterized as an asset-based sales charge pursuant to the Class A Plan. The Class A Plan also imposes a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by the Company with respect to the Class A shares of a Fund.

IDI may pay investment dealers or other financial service firms for share purchases (measured on an annual basis) of Class A shares of all Funds sold at net asset value to an employee benefit plan as follows: 1.00% of the first $2 million of such purchases, plus 0.80% of the next $1 million of such purchases, plus 0.50% of the next $17 million of such purchases, plus 0.25% of amounts in excess of $20 million of such purchases.

CLASS B. The Company has also adopted a Master Distribution Plan and Agreement - Class B pursuant to Rule 12b-1 under the 1940 Act relating to Class B shares of the Funds (the "Class B Plan"). Under the Class B Plan, Class B shares of the Funds pay compensation monthly to IDI at an annual rate of 1.00% per annum of the average daily net assets attributable to Class B shares for the purpose of financing any activity which is primarily intended to result in the sale of Class B shares. Of such amount, each Fund pays a service fee of 0.25% of the average daily net assets attributable to Class B shares to selected dealers and other institutions which furnish continuing personal shareholder services to their customers who purchase and own Class B shares. Any amounts not paid as a service fee would constitute an asset-based sales charge. The Class B Plan imposes a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by the Company with respect to the Class B shares of a Fund.

The Class B Plan may obligate the Class B shares to continue to make payments to IDI following termination of the Class B shares' Plan with respect to Class B shares sold by or attributable to the distribution efforts of IDI unless there has been a complete termination of the Class B Plan (as defined in such Plan). Additionally, the Class B Plan expressly authorizes IDI to assign, transfer or pledge its rights to payments pursuant to the Class B Plan. As a result, the contingent deferred sales charge (CDSC) on Class B shares will continue to be applicable even in the event of a complete termination of the Class B Plan (as defined in such Plan).

CLASS C. The Company has adopted a Master Distribution Plan and Agreement - Class C pursuant to Rule 12b-1 under the 1940 Act relating to the Class C shares of the Funds (the "Class C Plan"). Under the Class C Plan, Class C shares of the Funds pay compensation to IDI at an annual rate of 1.00% per annum of the average daily net assets attributable to Class C shares for the purpose of financing any activity which is primarily intended to result in the sale of Class C shares. The Class C Plan is designed to compensate IDI for certain promotional and other sales-related costs, and to implement a dealer incentive program which provides for periodic payments to selected dealers who furnish continuing personal shareholder services to their customers who purchase and own Class C shares of a Fund. Payments can also be directed by IDI to selected institutions that have entered into service agreements with respect to Class C shares of each Fund and that provide continuing personal services to their customers who own such Class C shares of a Fund.

Of the aggregate amount payable under the Class C Plan, payments to dealers and other financial institutions that provide continuing personal shareholder services to their customers who purchase and own Class C shares of a Fund, in amounts of up to 0.25% of the average daily net assets of the Class C shares of each Fund attributable to the customers of such dealers or financial institutions, are characterized as a service fee. Payments to dealers and other financial institutions in excess of such amount and payments to IDI would be characterized as an asset-based sales charge pursuant to the Class C Plan. The Class C Plan also imposes a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by the Company with respect to the Class C shares of a Fund.

IDI may pay sales commissions to dealers and institutions who sell Class C shares of the Funds at the time of such sales. Payments with respect to Class C shares will equal 1.00% of the purchase price of the Class C shares sold by the dealer or institution, and will consist of a sales commission of 0.75% of the purchase price of Class C shares sold plus an advance of the first year service fee of 0.25% with respect to such shares. IDI will retain all payments received by it relating to Class C shares for the first thirteen months after they are purchased. The portion of the payments to IDI under the Class C Plan which constitutes an asset-based sales charge (0.75%) is intended in part to permit IDI to recoup a portion of on-going sales commissions to dealers plus financing costs, if any. After the first thirteen months, IDI will make such payments quarterly to dealers and institutions based on the average net asset value of Class C shares which are attributable to shareholders for whom the dealers and institutions are designated as dealers of record.

ALL PLANS. Activities appropriate for financing under the Plans include, but are not limited to, the following: printing of prospectuses and statements of additional information and reports for other than existing shareholders; preparation and distribution of advertising material and sales literature; expenses of organizing and conducting sales seminars; and supplemental payments to dealers and other institutions such as asset-based sales charges or as payments of service fees under shareholder service arrangements.

A significant expenditure under the Plans is compensation paid to securities companies and other financial institutions and organizations, which may include INVESCO-affiliated companies, in order to obtain various distribution-related and/or administrative services for the Funds. Each Fund is authorized by a Plan to use its assets to finance the payments made to obtain those services from selected securities companies and other financial institutions and organizations which may enter into agreements with IDI. Payments will be made by IDI to broker-dealers who sell shares of a Fund and may be made to banks, savings and loan associations and other depository institutions. Although the Glass-Steagall Act limits the ability of certain banks to act as underwriters of mutual fund shares, INVESCO does not believe that these limitations would affect the ability of such banks to enter into arrangements with IDI, but can give no assurance in this regard. However, to the extent it is determined otherwise in the future, arrangements with banks might have to be modified or terminated, and, in that case, the size of the Funds possibly could decrease to the extent that the banks would no longer invest customer assets in the Funds. Neither the Company nor its investment adviser will give any preference to banks or other depository institutions which enter into such arrangements when selecting investments to be made by a Fund. Financial institutions and any other person entitled to receive compensation for selling Fund shares may receive different compensation for selling shares of one particular class instead of another.

During the period ended August 31, 2000, the Advantage Fund made payments to IDI under the Class A Plan, Class B Plan and Class C Plan in the amounts of $0, $0 and $0, respectively. In addition, as of August 31, 2000, $0, $0, and $0 of additional distribution accruals had been incurred for the Advantage Fund - Class A, Class B and Class C, respectively, and will be paid during the fiscal year ended August 31, 2001. Since the Global Growth Fund did not commence investment operations until December 1, 2000 and Advantage Global Health Sciences Fund did not commence investment operations until May 16, 2001, those Funds made no payments to IDI under the Plans during the period ended August 31, 2000.

For the fiscal period ended August 31, 2000, allocation of 12b-1 amounts paid by Advantage Fund - Class A, B and C for the following categories of expenses were:

Advertising                                                 $0
Sales literature, printing, and postage                     $0
Public Relations/Promotion                                  $0
Compensation to securities dealers and other organizations  $0
Marketing personnel                                         $0

The services which are provided by securities dealers and other organizations may vary by dealer but include, among other things, processing new shareholder account applications, preparing and transmitting to the Company's Transfer Agent computer-processable tapes of all Fund transactions by customers, serving as the primary source of information to customers in answering questions concerning the Funds, and assisting in other customer transactions with the Funds.

The Plans provide that they shall continue in effect with respect to each Fund as long as such continuance is approved at least annually by the vote of the board of directors of the Company cast in person at a meeting called for the purpose of voting on such continuance, including the vote of a majority of the Independent Directors. A Plan can also be terminated at any time by a Fund, without penalty, if a majority of the Independent Directors, or shareholders of the relevant class of shares of the Fund, vote to terminate a Plan. The Company may, in its absolute discretion, suspend, discontinue or limit the offering of its shares at any time. In determining whether any such action should be taken, the board of directors intends to consider all relevant factors including, without limitation, the size of a Fund, the investment climate for a Fund, general market conditions, and the volume of sales and redemptions of a Fund's shares. The Plans may continue in effect and payments may be made under a Plan following any temporary suspension or limitation of the offering of Fund shares; however, the Company is not contractually obligated to continue a Plan for any particular period of time. Suspension of the offering of a Fund's shares would not, of course, affect a shareholder's ability to redeem his or her shares.

So long as the Plans are in effect, the selection and nomination of persons to serve as Independent Directors of the Company shall be committed to the Independent Directors then in office at the time of such selection or nomination. The Plans may not be amended to increase the amount of a Fund's payments under a Plan without approval of the shareholders of that Fund's respective class of shares, and all material amendments to a Plan must be approved by the board of directors of the Company, including a majority of the Independent Directors. Under the agreement implementing the Plans, IDI or a Fund, the latter by vote of a majority of the Independent Directors, or a majority of the holders of the relevant class of a Fund's outstanding voting securities, may terminate such agreement without penalty upon 30 days' written notice to the other party. No further payments will be made by a Fund under a Plan in the event of its termination.

To the extent that a Plan constitutes a plan of distribution adopted pursuant to Rule 12b-1 under the 1940 Act, it shall remain in effect as such, so as to authorize the use of Fund assets in the amounts and for the purposes set forth therein, notwithstanding the occurrence of an assignment, as defined by the 1940 Act, and rules thereunder. To the extent it constitutes an agreement pursuant to a plan, a Fund's obligation to make payments to IDI shall terminate automatically, in the event of such "assignment." In this event, a Fund may continue to make payments pursuant to a Plan only upon the approval of new arrangements regarding the use of the amounts authorized to be paid by a Fund under a Plan. Such new arrangements must be approved by the directors, including a majority of the Independent Directors, by a vote cast in person at a meeting called for such purpose. These new arrangements might or might not be with IDI. On a quarterly basis, the directors review information about the distribution services that have been provided to each Fund and the 12b-1 fees paid for such services. On an annual basis, the directors consider whether a Plan should be continued and, if so, whether any amendment to the Plan, including changes in the amount of 12b-1 fees paid by each class of a Fund, should be made.

The only Company directors and interested persons, as that term is defined in
Section 2(a)(19) of the 1940 Act, who have a direct or indirect financial interest in the operation of the Plans are the officers and directors of the Company who are also officers either of IDI or other companies affiliated with IDI. The benefits which the Company believes will be reasonably likely to flow to a Fund and its shareholders under the Plans include the following:

     o Enhanced marketing efforts, if successful, should result in an increase in net assets through the sale of additional shares and afford greater resources with which to pursue the investment objectives of the Funds;

     o The sale of additional shares reduces the likelihood that redemption of shares will require the liquidation of securities of the Funds in amounts and at times that are disadvantageous for investment purposes; and

     o Increased Fund assets may result in reducing each investor's share of certain expenses through economies of scale (e.g. exceeding established breakpoints in an advisory fee schedule and allocating fixed expenses over a larger asset base), thereby partially offsetting the costs of a Plan.

The positive effect which increased Fund assets will have on INVESCO's revenues could allow INVESCO and its affiliated companies:

     o To have greater resources to make the financial commitments necessary to improve the quality and level of the Funds' shareholder services (in both systems and personnel);

     o To increase the number and type of mutual funds available to investors from INVESCO and its affiliated companies (and support them in their infancy), and thereby expand the investment choices available to all shareholders; and

     o To acquire and retain talented employees who desire to be associated with a growing organization.

SALES CHARGES AND DEALER CONCESSIONS

Class A shares of the Funds are currently sold with a sales charge ranging from 5.50% to 2.00% of the offering price on purchases of less than $1,000,000.

                                                                      Dealer
                                           Investor's Sales Charge    Concession
                                           -----------------------    ----------
                                           As a           As a        As a
                                           Percentage     Percentage  Percentage
                                           of the         of the Net  of the
                                           Public         Amount      Public
      Amount of Investment in              Offering       Invested    Offering
      Single Transaction(1)                Price                      Price
      -----------------------              --------       --------    --------

      Less than                 $   25,000  5.50%          5.82%        4.75%
      $   25,000 but less than  $   50,000  5.25           5.54         4.50
      $   50,000 but less than  $  100,000  4.75           4.99         4.00
      $  100,000 but less than  $  250,000  3.75           3.90         3.00
      $  250,000 but less than  $  500,000  3.00           3.09         2.50
      $  500,000 but less than  $1,000,000  2.00           2.04         1.60

      (1) There is no sales charge on purchases of $1,000,000 or more; however, IDI may pay a dealer concession and/or advance a service fee on such transactions as set forth below.

IDI may elect to re-allow the entire initial sales charge to dealers for all sales with respect to which orders are placed with IDI during a particular period. Dealers to whom substantially the entire sales charge is re-allowed may be deemed to be "underwriters" as that term is defined under the Securities Act of 1933.

In addition to amounts paid to dealers as a dealer concession out of the initial sales charge paid by investors, IDI may, from time to time, at its expense or as an expense for which it may be compensated under a distribution plan, if applicable, pay a bonus or other consideration or incentive to dealers who sell a minimum dollar amount of the shares of the INVESCO Funds during a specified period of time. At the option of the dealer, such incentives may take the form of payment for travel expenses, including lodging, incurred in connection with trips taken by qualifying registered representatives and their families to places within or outside the United States. The total amount of such additional bonus payments or other consideration shall not exceed 0.25% of the public offering price of the shares sold. Any such bonus or incentive programs will not change the price paid by investors for the purchase of a Fund's shares or the amount a Fund will receive as proceeds from such sales. Dealers may not use sales of a Fund's shares to qualify for any incentives to the extent that such incentives may be prohibited by the laws of any state.

IDI may make payments to dealers and institutions that are dealers of record for purchases of $1 million or more of Class A shares which are sold at net asset value and are subject to a contingent deferred sales charge as follows: 1.00% of the first $2 million of such purchase, plus 0.80% of the next $1 million of such purchase, plus 0.50% of the next $17 million of such purchase, plus 0.25% of amounts in excess of $20 million of such purchase.

IDI may pay sales commissions to dealers and institutions that sell Class B shares of the Funds at the time of such sales. Payments with respect to Class B shares will equal 4.00% of the purchase price of the Class B shares sold by the dealer or institution, and will consist of a sales commission equal to 3.75% of the purchase price of the Class B shares sold plus an advance of the first year service fee of 0.25% with respect to such shares. The portion of the payments to IDI under the Class B Plan which constitutes an asset-based sales charge (0.75%) is intended in part to permit IDI to recoup a portion of such sales commissions plus financing costs.

IDI may pay sales commissions to dealers and institutions that sell Class C shares of the Funds at the time of such sales. Payments with respect to Class C shares will equal 1.00% of the purchase price of the Class C shares sold by the dealer or institution, and will consist of a sales commission of 0.75% of the purchase price of the Class C shares sold plus an advance of the first year service fee of 0.25% with respect to such shares. IDI will retain all payments received by it relating to Class C shares for the first year after they are purchased. The portion of the payments to IDI under the Class C Plan which constitutes an asset-based sales charge (0.75%) is intended in part to permit IDI to recoup a portion of on-going sales commissions to dealers plus financing costs, if any. After the first full year, IDI will make such payments quarterly to dealers and institutions based on the average net asset value of Class C shares which are attributable to shareholders for whom the dealers and institutions are designated as dealers of record. These commissions are not paid on sales to investors who may not pay the CDSC and in circumstances where IDI grants an exemption on particular transactions.

IDI may pay investment dealers or other financial service firms for share purchases (measured on an annual basis) of Class A shares of all Funds sold at net asset value to an employee benefit plan as follows: 1.00% of the first $2 million of such purchases, plus 0.80% of the next $1 million of such purchases, plus 0.50% of the next $17 million of such purchases, plus 0.25% of amounts in excess of $20 million of such purchases.

REDUCTIONS IN INITIAL SALES CHARGES

Reductions in the initial sales charges shown in the sales charges table (quantity discounts) apply to purchases of shares of the Funds that are otherwise subject to an initial sales charge, provided that such purchases are made by a "purchaser" as hereinafter defined.

The term "purchaser" means:

   o an individual and his or her spouse and children, including any trust established exclusively for the benefit of any such person; or a pension, profit-sharing, or other benefit plan established exclusively for the benefit of any such person, such as an IRA, Roth IRA, a single-participant money purchase/profit sharing plan or an individual participant in a 403(b) Plan (unless such 403(b) plan qualifies as the purchaser as defined below);

   o a 403(b) plan, the employer/sponsor of which is an organization described under Section 501(c)(3) of the Internal Revenue Code of 1986, as amended (the "Code"), if:

      a. the employer/sponsor must submit contributions for all participating employees in a single contribution transmittal (i.e., the Funds will not accept contributions submitted with respect to individual participants);

      b. each transmittal must be accompanied by a single check or wire transfer; and

      c. all new participants must be added to the 403(b) plan by submitting an application on behalf of each new participant with the contribution transmittal;

   o a trustee or fiduciary purchasing for a single trust, estate or single fiduciary account (including a pension, profit-sharing or other employee benefit trust created pursuant to a plan qualified under Section 401 of the
     Code) and 457 plans, although more than one beneficiary or participant is involved;

   o a Simplified Employee Pension (SEP), Salary Reduction and other Elective Simplified Employee Pension account (SAR-SEP) or Savings Incentive Match Plans for Employees IRA (SIMPLE IRA), where the employer has notified IDI in writing that all of its related employee SEP, SAR-SEP or SIMPLE IRA accounts should be linked; or

   o any other organized group of persons, whether incorporated or not, provided the organization has been in existence for at least six months and has some purpose other than the purchase at a discount of redeemable securities of a registered investment company.

Investors or dealers seeking to qualify orders for a reduced initial sales charge must identify such orders and, if necessary, support their qualification for the reduced charge. IDI reserves the right to determine whether any purchaser is entitled, by virtue of the foregoing definition, to the reduced sales charge. No person or entity may distribute shares of the INVESCO Funds without payment of the applicable sales charge other than to persons or entities that qualify for a reduction in the sales charge as provided herein.

1. LETTERS OF INTENT. A purchaser, as previously defined, may pay reduced initial sales charges by completing the appropriate section of the account application and by fulfilling a Letter of Intent ("LOI"). The LOI confirms such purchaser's intention as to the total investment to be made in shares of the Funds (except for Class B and Class C shares of the Funds) within the following 13 consecutive months. By marking the LOI section on the account application and by signing the account application, the purchaser indicates that he/she understands and agrees to the terms of the LOI and is bound by the provisions described below.

Each purchase of fund shares normally subject to an initial sales charge made during the 13-month period will be made at the public offering price applicable to a single transaction of the total dollar amount indicated by the LOI, as described under "Sales Charges and Dealer Concessions." It is the purchaser's responsibility at the time of purchase to specify the account numbers that should be considered in determining the appropriate sales charge. The offering price may be further reduced as described under "Rights of Accumulation" if the Transfer Agent is advised of all other accounts at the time of the investment. Shares acquired through reinvestment of dividends and capital gains distributions will not be applied to the LOI. At any time during the 13-month period after meeting the original obligation, a purchaser may revise his or her intended investment amount upward by submitting a written and signed request. Such a revision will not change the original expiration date. By signing an LOI, a purchaser is not making a binding commitment to purchase additional shares, but if purchases made within the 13-month period do not total the amount specified, the investor will pay the increased amount of sales charge as described below. Purchases made within 90 days before signing an LOI will be applied toward completion of the LOI. The LOI effective date will be the date of the first purchase within the 90-day period. The transfer agent will process necessary adjustments upon the expiration or completion date of the LOI. Purchases made more than 90 days before signing an LOI will be applied toward completion of the LOI based on the value of the shares purchased calculated at the public offering price on the effective date of the LOI.

To assure compliance with the provisions of the 1940 Act, out of the initial purchase (or subsequent purchases if necessary) the transfer agent will escrow in the form of shares an appropriate dollar amount (computed to the nearest full share). All dividends and any capital gain distributions on the escrowed shares will be credited to the purchaser. All shares purchased, including those escrowed, will be registered in the purchaser's name. If the total investment specified under this LOI is completed within the 13-month period, the escrowed shares will be promptly released. If the intended investment is not completed, the purchaser will pay the transfer agent the difference between the sales charge on the specified amount and the amount actually purchased. If the purchaser does not pay such difference within 20 days of the expiration date, he/she irrevocably constitutes and appoints the transfer agent as his/her attorney to surrender for redemption any or all shares, to make up such difference within 60 days of the expiration date.

If at any time before completing the LOI Program, the purchaser wishes to cancel the agreement, he/she must give written notice to IDI. If at any time before completing the LOI Program the purchaser requests the transfer agent to liquidate or transfer beneficial ownership of his/her total shares, a cancellation of the LOI will automatically be effected. If the total amount purchased is less than the amount specified in the LOI, the transfer agent will redeem an appropriate number of escrowed shares equal to the difference between the sales charge actually paid and the sales charge that would have been paid if the total purchases had been made at a single time.

2. RIGHTS OF ACCUMULATION. A "purchaser" as previously defined, may also qualify for reduced initial sales charges based upon such purchaser's existing investment in Class A shares of the Funds at the time of the proposed purchase. To determine whether a reduced initial sales charge applies to a proposed purchase, IDI takes into account not only the money which is invested upon such proposed purchase, but also the value of all Class A shares of the Funds owned by such purchaser, calculated at the then current public offering price. If a purchaser so qualifies for a reduced sales charge, the reduced sales charge applies to the total amount of money then being invested by such purchaser, calculated at the then current public offering price, and not just to the portion that exceeds the breakpoint above which a reduced sales charge applies. For example, if a purchaser already owns Class A shares with a value of $20,000 and wishes to invest an additional $20,000 in Class A shares, with a maximum initial sales charge of 5.50%, the reduced initial sales charge of 5.25% will apply to the full $20,000 purchase and not just to the $15,000 in excess of the $25,000 breakpoint. To qualify for obtaining the discount applicable to a particular purchase, the purchaser or his dealer must furnish IDI with a list of the account numbers and the names in which such accounts of the purchaser are registered at the time the purchase is made.

PURCHASES AT NET ASSET VALUE. Purchases of shares of the Funds at net asset value (without payment of an initial sales charge) may be made in connection with: (a) the reinvestment of dividends and distributions from a Fund; (b) exchanges of shares of certain funds; (c) use of the reinstatement privilege; or
(d) a merger, consolidation or acquisition of assets of a fund.

The following purchasers will not pay initial sales charges on purchases of Class A shares because there is a reduced sales effort involved in sales to these purchasers:

   o INVESCO and its affiliates, or their clients;

   o Any current or retired officer, director or employee (and members of their immediate family) of INVESCO, its affiliates or the INVESCO Funds and any foundation, trust or employee benefit plan established exclusively for the benefit of, or by, such persons;

   o Sales representatives and employees (and members of their immediate family) of selling group members or financial institutions that have arrangements with such selling group members;

   o Purchases through approved fee-based programs;

   o Employee benefit plans designated as purchasers as defined above, and non-qualified plans offered in conjunction therewith, provided the initial investment in the plan(s) is at least $1 million; the sponsor signs a $1 million LOI; the employer-sponsored plan(s) has at least 100 eligible employees; or all plan transactions are executed through a single omnibus account and the financial institution or service organization has entered into the appropriate agreements with the distributor. Section 403(b) plans sponsored by public educational institutions are not eligible for a sales charge exception based on the aggregate investment made by the plan or the number of eligible employees. Purchases of the Funds by such plans are subject to initial sales charges; and

   o A shareholder of a fund that merges or consolidates with a Fund or that sells its assets to a Fund in exchange for shares of that Fund.

As used above, immediate family includes an individual and his or her spouse, children, parents and parents of spouse.

CONTINGENT DEFERRED SALES CHARGE EXCEPTIONS

CDSCs will not apply to the following:

   o Redemptions following the death or post-purchase disability of (1) any registered shareholders on an account or (2) a settlor of a living trust, of shares held in the account at the time of death or initial determination of post-purchase disability;

   o Certain distributions from individual retirement accounts, Section 403(b) retirement plans, Section 457 deferred compensation plans and Section 401 qualified plans, where redemptions result from (i) required minimum distributions to plan participants or beneficiaries who are age 70-1/2 or older, and only with respect to that portion of such distributions that does not exceed 10% annually of the participant's or beneficiary's account value in a Fund; (ii) in kind transfers of assets where the participant or beneficiary notifies the distributor of the transfer not later than the time the transfer occurs; (iii) tax-free rollovers or transfers of assets to another plan of the type described above invested in Class B or Class C shares of a Fund; (iv) tax-free returns of excess contributions or returns of excess deferral amounts; and (v) distributions on the death or disability (as defined in the Internal Revenue Code of 1986, as amended) of the participant or beneficiary;

   o Liquidation by a Fund when the account value falls below the minimum required account size of $250;

   o Investment account(s) of INVESCO; and

   o Class C shares if the investor's dealer of record notifies IDI prior to the time of investment that the dealer waives the payment otherwise payable to him.

Upon the redemption of Class A shares purchased in amounts of $1 million or more, no CDSC will be applied in the following situations:

   o Shares held more than 18 months;

   o Redemptions from employee benefit plans designated as qualified purchasers, as defined above, where the redemptions are in connection with employee terminations or withdrawals, provided the total amount invested in the plan is at least $1,000,000; the sponsor signs a $1 million LOI; or the employer-sponsored plan has at least 100 eligible employees; provided, however, that 403(b) plans sponsored by public educational institutions shall qualify for the CDSC waiver on the basis of the value of each plan participant's aggregate investment in a Fund, and not on the aggregate investment made by the plan or on the number of eligible employees;

   o Private foundations or endowment funds;

   o Redemption of shares by the investor where the investor's dealer waives the amounts otherwise payable to it by the distributor and notifies the distributor prior to the time of investment; and

   o Shares acquired by exchange from Class A shares of a Fund unless the shares acquired are redeemed within 18 months of the original purchase of Class A shares.

HOW TO PURCHASE AND REDEEM SHARES

A complete description of the manner by which shares of the Funds may be purchased appears in the Prospectuses under the caption "How To Buy Shares."

The sales charge normally deducted on purchases of Class A shares of the Funds is used to compensate IDI and participating dealers for their expenses incurred in connection with the distribution of such shares. Since there is little expense associated with unsolicited orders placed directly with IDI by persons, who because of their relationship with the Funds or with INVESCO and its affiliates, are familiar with the Funds, or whose programs for purchase involve little expense (e.g., because of the size of the transaction and shareholder records required), IDI believes that it is appropriate and in the Funds' best interests that such persons be permitted to purchase Class A shares of the Funds through IDI without payment of a sales charge. The persons who may purchase Class A shares of the Funds without a sales charge are set forth herein under the Caption "Reductions in Initial Sales Charges - Purchases at Net Asset Value."

The following formula may be used by an investor to determine the public offering price per Class A share of an investment:

    Net Asset Value / (1 - Sales Charge as % of Offering Price) = Offering Price

Information concerning redemption of a Fund's shares is set forth in the Prospectuses under the caption "How To Sell Shares." Shares of the Funds may be redeemed directly through IDI or through any dealer who has entered into an agreement with IDI. In addition to the Funds' obligation to redeem shares, IDI may also repurchase shares as an accommodation to the shareholders. To effect a repurchase, those dealers who have executed Selected Dealer Agreements with IDI must phone orders to the order desk of the Funds at 1-800-328-2234 and guarantee delivery of all required documents in good order. A repurchase is effected at the net asset value of each Fund next determined after such order is received. Such arrangement is subject to timely receipt by IDI of all required documents in good order. If such documents are not received within a reasonable time after the order is placed, the order is subject to cancellation. While there is no charge imposed by the Funds or by IDI (other than any applicable CDSC) when shares are redeemed or repurchased, dealers may charge a fair service fee for handling the transaction. INVESCO intends to redeem all shares of the Funds in cash.

The right of redemption may be suspended or the date of payment postponed when
(a) trading on the New York Stock Exchange ("NYSE") is restricted, as determined by applicable rules and regulations of the SEC, (b) the NYSE is closed for other than customary weekend and holiday closings, (c) the SEC has by order permitted such suspension, or (d) an emergency as determined by the SEC exists making disposition of portfolio securities or the valuation of the net assets of a Fund not reasonably practicable.

OTHER SERVICE PROVIDERS

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP, 1670 Broadway, Suite 1000, Denver, Colorado, are the independent accountants of the Company. The independent accountants are responsible for auditing the financial statements of the Funds.

CUSTODIAN

State Street Bank and Trust Company, P.O. Box 351, Boston, Massachusetts, is the custodian of the cash and investment securities of the Company. The custodian is also responsible for, among other things, receipt and delivery of each Fund's investment securities in accordance with procedures and conditions specified in the custody agreement with the Company. The custodian is authorized to establish separate accounts in foreign countries and to cause foreign securities owned by the Funds to be held outside the United States in branches of U.S. banks and, to the extent permitted by applicable regulations, in certain foreign banks and securities depositories.

TRANSFER AGENT

INVESCO, 7800 E. Union Avenue, Denver, Colorado, is the Company's transfer agent, registrar, and dividend disbursing agent. Services provided by INVESCO include the issuance, cancellation and transfer of shares of the Funds, and the maintenance of records regarding the ownership of such shares.

LEGAL COUNSEL

The firm of Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue, N.W., 2nd Floor, Washington, D.C., is legal counsel for the Company. The firm of Moye, Giles, O'Keefe, Vermeire & Gorrell LLP, 1225 17th Street, Suite 2900, Denver, Colorado, acts as special counsel to the Company.

BROKERAGE ALLOCATION AND OTHER PRACTICES

As the investment adviser to the Funds, INVESCO places orders for the purchase and sale of securities with broker-dealers based upon an evaluation of the financial responsibility of the broker-dealers and the ability of the broker-dealers to effect transactions at the best available prices.

While INVESCO seeks reasonably competitive commission rates, the Funds do not necessarily pay the lowest commission or spread available. INVESCO is permitted to, and does, consider qualitative factors in addition to price in the selection of brokers. Among other things, INVESCO considers the quality of executions obtained on a Fund's portfolio transactions, viewed in terms of the size of transactions, prevailing market conditions in the security purchased or sold, and general economic and market conditions. INVESCO has found that a broker's consistent ability to execute transactions is at least as important as the price the broker charges for those services.

In seeking to ensure that the commissions charged a Fund are consistent with prevailing and reasonable commissions, INVESCO monitors brokerage industry practices and commissions charged by broker-dealers on transactions effected for other institutional investors like the Funds.

Consistent with the standard of seeking to obtain favorable execution on portfolio transactions, INVESCO may select brokers that provide research services to INVESCO and the Company, as well as other INVESCO mutual funds and other accounts managed by INVESCO. Research services include statistical and analytical reports relating to issuers, industries, securities and economic factors and trends, which may be of assistance or value to INVESCO in making informed investment decisions. Research services prepared and furnished by brokers through which a Fund effects securities transactions may be used by INVESCO in servicing all of its accounts and not all such services may be used by INVESCO in connection with a particular Fund. Conversely, a Fund receives benefits of research acquired through the brokerage transactions of other clients of INVESCO.

In order to obtain reliable trade execution and research services, INVESCO may utilize brokers that charge higher commissions than other brokers would charge for the same transaction. This practice is known as "paying up." However, even when paying up, INVESCO is obligated to obtain favorable execution of a Fund's transactions.

Portfolio transactions also may be effected through broker-dealers that recommend the Funds to their clients, or that act as agent in the purchase of a Fund's shares for their clients. When a number of broker-dealers can provide comparable best price and execution on a particular transaction, INVESCO may consider the sale of a Fund's shares by a broker-dealer in selecting among qualified broker-dealers.

Certain of the INVESCO Funds utilize fund brokerage commissions to pay custody fees for each respective fund. This program requires that the participating funds receive favorable execution.

The aggregate dollar amount of brokerage commissions and underwriting discounts paid by Advantage Fund for the period ended August 31, 2000 was $48,756. For the period ended August 31, 2000, brokers providing research services received $37,881 in commissions on portfolio transactions effected for the Fund. The aggregate dollar amount of such portfolio transactions was $46,906,141. Commissions totaling $0 were allocated to certain brokers in recognition of their sales of shares of the Fund on portfolio transactions of the Fund effected during the period ended August 31, 2000. Global Growth and Advantage Global Health Sciences Funds paid no brokerage commissions or underwriting discounts as the Funds did not commence investment operations until December 1, 2000 and May 16, 2001, respectively.

At August 31, 2000, each Fund held debt and equity securities of its regular brokers or dealers, or their parents, as follows:

------------------------------------------------------------------------------------------------
              Fund             Broker or Dealer                              Value of Securities
                                                                              at August 31, 2000
================================================================================================
Advantage                      State Street Bank and Trust Company (Debt)    $ 3,359,000
                               Goldman Sachs (Equity)                            640,000
                               State Street Bank and Trust Company (Equity)      589,000
                               Morgan Stanley Dean Witter (Equity)               269,000
------------------------------------------------------------------------------------------------
Global Growth                  None
------------------------------------------------------------------------------------------------
Advantage Global               None
Health Sciences Fund
------------------------------------------------------------------------------------------------
Advantage Technology/          None
Telecommunications
Fund
------------------------------------------------------------------------------------------------

Neither INVESCO nor any affiliate of INVESCO receives any brokerage commissions on portfolio transactions effected on behalf of the Funds, and there is no affiliation between INVESCO or any person affiliated with INVESCO or the Funds and any broker-dealer that executes transactions for the Funds.

CAPITAL STOCK

The Company is authorized to issue up to four billion shares of common stock with a par value of $0.01 per share. As of April 30, 2001, the following shares of the Funds were outstanding:

      Advantage Fund - Class A                                     5,640,951
      Advantage Fund - Class B                                     2,641,519
      Advantage Fund - Class C                                     2,078,864
      Global Growth Fund - Class A                                   240,054
      Global Growth Fund - Class B                                    11,361
      Global Growth Fund - Class C                                    28,110
      Advantage Global Health Sciences Fund - Class A                      0
      Advantage Global Health Sciences Fund - Class B                      0
      Advantage Global Health Sciences Fund - Class C                      0
      Advantage Technology/Telecommunications Fund - Class A               0
      Advantage Technology/Telecommunications Fund - Class B               0
      Advantage Technology/Telecommunications Fund - Class C               0

A share of each class of a Fund represents an identical interest in that Fund's investment portfolio and has the same rights, privileges and preferences. However, each class may differ with respect to sales charges, if any, distribution and/or service fees, if any, other expenses allocable exclusively to each class, voting rights on matters exclusively affecting that class, and its exchange privilege, if any. The different sales charges and other expenses applicable to the different classes of shares of the Funds will affect the performance of those classes. Each share of a Fund is entitled to participate equally in dividends for that class, other distributions and the proceeds of any liquidation of a class of that Fund. However, due to the differing expenses of the classes, dividends and liquidation proceeds on Class A, Class B and Class C shares will differ. All shares of a Fund will be voted together, except that only the shareholders of a particular class of a Fund may vote on matters exclusively affecting that class, such as the terms of a Rule 12b-1 Plan as it relates to the class. All shares issued and outstanding are, and all shares offered hereby when issued will be, fully paid and non-assessable. Other than the automatic conversion of Class B shares to Class A shares, there are no conversion rights. The board of directors has the authority to designate additional classes of common stock without seeking the approval of shareholders and may classify and reclassify any authorized but unissued shares.

Shares have no preemptive rights and are freely transferable on the books of the Funds.

All shares of the Company have equal voting rights based on one vote for each share owned. The Company is not generally required and does not expect to hold regular annual meetings of shareholders. However, when requested to do so in writing by the holders of 10% or more of the outstanding shares of the Company or as may be required by applicable law or the Company's Articles of Incorporation, the board of directors will call special meetings of shareholders.

Directors may be removed by action of the holders of a majority of the outstanding shares of the Company. The Funds will assist shareholders in communicating with other shareholders as required by the 1940 Act.

Fund shares have noncumulative voting rights, which means that the holders of a majority of the shares of the Company voting for the election of directors of the Company can elect 100% of the directors if they choose to do so. If that occurs, the holders of the remaining shares voting for the election of directors will not be able to elect any person or persons to the board of directors. Directors may be removed by action of the holders of a majority of the outstanding shares of the Company.

TAX CONSEQUENCES OF OWNING SHARES OF A FUND

Each Fund intends to conduct its business and satisfy the applicable diversification of assets, distribution and source of income requirements to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. Each Fund intends to qualify as a regulated investment company during its current fiscal year. It is the policy of each Fund to distribute all investment company taxable income and net capital gains. As a result of this policy and each Fund's qualification as a regulated investment company, it is anticipated that neither of the Funds will pay federal income or excise taxes and that all of the classes of the Funds will be accorded conduit or "pass through" treatment for federal income tax purposes. Therefore, any taxes that a Fund would ordinarily owe are paid by its shareholders on a pro-rata basis. If a Fund does not distribute all of its net investment income or net capital gains, it will be subject to income and excise taxes on the amount that is not distributed. If a Fund does not qualify as a regulated investment company, it will be subject to income tax on all of its net investment income and net capital gains at the corporate tax rates.

Dividends paid by a Fund from net investment income as well as distributions of net realized short-term capital gains and net realized gains from certain foreign currency transactions are taxable for federal income tax purposes as ordinary income to shareholders. After the end of each calendar year, the Funds send shareholders information regarding the amount and character of dividends paid in the year, including the dividends eligible for the dividends-received deduction for corporations. Dividends eligible for the dividends-received deduction will be limited to the aggregate amount of qualifying dividends that a Fund derives from its portfolio investments.

A Fund realizes a capital gain or loss when it sells a portfolio security for more or less than it paid for that security. Capital gains and losses are divided into short-term and long-term, depending on how long the Fund held the security which gave rise to the gain or loss. If the security was held one year or less the gain or loss is considered short-term, while holding a security for more than one year will generate a long-term gain or loss. A capital gain distribution consists of long-term capital gains which are taxed at the capital gains rate. Short-term capital gains are included with income from dividends and interest as ordinary income and are paid to shareholders as dividends, as discussed above. If total long-term gains on sales exceed total short-term losses, including any losses carried forward from previous years, a Fund will have a net capital gain. Distributions by a Fund of net capital gains are, for federal income tax purposes, taxable to the shareholder as a long-term capital gain regardless of how long a shareholder has held shares of the particular Fund. Such distributions are not eligible for the dividends-received deduction. After the end of each calendar year, the Funds send information to shareholders regarding the amount and character of distributions paid during the year.

All dividends and other distributions are taxable income to the shareholder, whether or not such dividends and distributions are reinvested in additional shares or paid in cash. If the net asset value of a Fund's shares should be reduced below a shareholder's cost as a result of a distribution, such distribution would be taxable to the shareholder although a portion would be a return of invested capital. The net asset value of shares of a Fund reflects accrued net investment income and undistributed realized capital and foreign currency gains; therefore, when a distribution is declared, the net asset value is reduced by the amount of the distribution. If shares of a Fund are purchased shortly before a distribution, the full price for the shares will be paid and some portion of the price may then be returned to the shareholder as a taxable dividend or capital gain. However, the net asset value per share will be reduced by the amount of the distribution, which would reduce any gain (or increase any loss) for tax purposes on any subsequent redemption of shares.

If it invests in foreign securities, a Fund may be subject to the withholding of foreign taxes on dividends or interest it receives on foreign securities. Foreign taxes withheld will be treated as an expense of the Fund unless the Fund meets the qualifications and makes the election to enable it to pass these taxes through to shareholders for use by them as a foreign tax credit or deduction. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

A Fund may invest in the stock of "passive foreign investment companies" ("PFICs"). A PFIC is a foreign corporation that, in general, meets either of the following tests: (1) at least 75% of its gross income is passive or (2) an average value of at least 50% of its assets produce, or are held for the production of, passive income. Each Fund intends to "mark-to-market" its stock in any PFIC. In this context, "marking-to-market" means including in ordinary income for each taxable year the excess, if any, of the fair market value of the PFIC stock over the Fund's adjusted basis in the PFIC stock as of the end of the year. In certain circumstances, a Fund will also be allowed to deduct from ordinary income the excess, if any, of its adjusted basis in PFIC stock over the fair market value of the PFIC stock as of the end of the year. The deduction will only be allowed to the extent of any PFIC mark-to-market gains recognized as ordinary income in prior years. A Fund's adjusted tax basis in each PFIC stock for which it makes this election will be adjusted to reflect the amount of income included or deduction taken under the election.

Gains or losses (1) from the disposition of foreign currencies, (2) from the disposition of debt securities denominated in foreign currencies that are attributable to fluctuations in the value of the foreign currency between the date of acquisition of each security and the date of disposition, and (3) that are attributable to fluctuations in exchange rates that occur between the time a Fund accrues interest, dividends or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects the receivables or pays the liabilities, generally will be treated as ordinary income or loss. These gains or losses may increase or decrease the amount of the Fund's investment company taxable income to be distributed to its shareholders.

INVESCO may provide Fund shareholders with information concerning the average cost basis of their shares in order to help them prepare their tax returns. This information is intended as a convenience to shareholders and will not be reported to the Internal Revenue Service (the "IRS"). The IRS permits the use of several methods to determine the cost basis of mutual fund shares. The cost basis information provided by INVESCO will be computed using the single-category average cost method, although neither INVESCO nor the Funds recommend any particular method of determining cost basis. Other methods may result in different tax consequences. If you have reported gains or losses for a Fund in past years, you must continue to use the method previously used, unless you apply to the IRS for permission to change methods. Even if you have reported gains or losses for a Fund in past years using another basis method, you may be able to use the average cost method for determining gains or losses in the current year. However, once you have elected to use the average cost method, you must continue to use it unless you apply to the IRS for permission to change methods.

If you sell Fund shares at a loss after holding them for six months or less, your loss will be treated as long-term (instead of short-term) capital loss to the extent of any capital gain distributions that you may have received on those shares.

Each Fund will be subject to a nondeductible 4% excise tax to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and its net capital gains for the one-year period ending on October 31 of that year, plus certain other amounts.

You should consult your own tax adviser regarding specific questions as to federal, state and local taxes. Dividends and capital gain distributions will generally be subject to applicable state and local taxes. Qualification as a regulated investment company for income tax purposes under the Internal Revenue Code of 1986, as amended, does not entail government supervision of management or investment policies.

PERFORMANCE

To keep shareholders and potential investors informed, INVESCO will occasionally advertise the Funds' total return for one-, five-, and ten-year periods (or since inception). All advertisements of the Funds will disclose the maximum sales charge (including deferred sales charges) imposed on purchases of a Fund's shares. If any advertised performance data does not reflect the maximum sales charge (if any), such advertisement will disclose that the sales charge has not been deducted in computing the performance data, and that, if reflected, the maximum sales charge would reduce the performance quoted.

Each Fund's total return is calculated in accordance with a standardized formula for computation of annualized total return. Standardized total return for Class A shares reflects the deduction of the maximum initial sales charge at the time of purchase. Standardized total return for Class B and Class C shares reflects the deduction of the maximum applicable contingent deferred sales charge on a redemption of shares held for the period. Total returns quoted in advertising reflect all aspects of a Fund's return, including the effect of reinvesting dividends and capital gain distributions, and any change in the Fund's net asset value per share over the period. Average annual returns are calculated by determining the growth or decline in value of a hypothetical investment in a Fund over a stated period, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value has been constant over the period. Because average annual returns tend to even out variations in a Fund's returns, investors should realize that the Fund's performance is not constant over time, but changes from year to year, and that average annual returns do not represent the actual year-to-year performance of the Fund.

In addition to average annual returns, each Fund may quote unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period. Cumulative total return shows the actual rate of return on an investment for the period cited; average annual total return represents the average annual percentage change in the value of an investment. Both cumulative and average annual total returns tend to "smooth out" fluctuations in a Fund's investment results, because they do not show the interim variations in performance over the periods cited. Total returns may be quoted with or without taking a Fund's maximum applicable Class A front-end sales charge or Class B or Class C contingent deferred sales charge into account. Excluding sales charges from a total return calculation produces a higher total return figure.

More information about the Funds' recent and historical performance will be contained in the Company's Annual Report to Shareholders. You can get a free copy by calling or writing to INVESCO using the telephone number or address on the back cover of the Funds' Prospectuses.

The Funds may participate in the Initial Public Offering ("IPO") market, and a significant portion of a Fund's returns may be attributable to its investment in IPOs, which have a magnified impact due to the Fund's small asset base. If this occurs, there is no guarantee that as a Fund's assets grow, they will continue to experience substantially similar performance by investing in IPOs.

When we quote mutual fund rankings published by Lipper Inc., we may compare each Fund to others in its appropriate Lipper category, as well as the broad-based Lipper general fund groupings. These rankings allow you to compare the Funds to their peers. Other independent financial media also produce performance- or service-related comparisons, which you may see in our promotional materials.

Performance figures are based on historical earnings and are not intended to suggest future performance.

Average annual total return performance for the one-, five-, and ten-year periods (or since inception) ended August 31, 2000 was:


                                                                 10 YEARS OR
CLASS A                                         1 YEAR  5 YEARS  SINCE INCEPTION
-------                                         ------  -------  ---------------
Advantage Fund                                  N/A     N/A      2.40%(1)
Global Growth Fund(2)                           N/A     N/A      N/A
Advantage Global Health Sciences Fund(3)        N/A     N/A      N/A
Advantage Technology/Telecommunications Fund    N/A     N/A      N/A

CLASS B
-------
Advantage Fund                                  N/A     N/A      2.40%(1)
Global Growth Fund(2)                           N/A     N/A      N/A
Advantage Global Health Sciences Fund(3),(4)    N/A     N/A      N/A
Advantage Technology/Telecommunications Fund    N/A     N/A      N/A



CLASS C
-------
Advantage Fund                                  N/A     N/A      2.40%(1)
Global Growth Fund(2)                           N/A     N/A      N/A
Advantage Global Health Sciences Fund(3),(4)    N/A     N/A      N/A
Advantage Technology/Telecommunications Fund    N/A     N/A      N/A

INVESCO Global Health Sciences Fund(3)          32.21%  17.41%   14.71%(4)

(1) Since  commencement  of investment  operations on August 25, 2000.
(2) Since commencement  of  investment  operations  on November 29, 2000.
(3) The INVESCO Global Health Sciences Fund ("GHS Fund") reorganized into Advantage Global Health Sciences Fund and merged its investment operations on May 15, 2001. Prior to that date, the Advantage Global Health Sciences Fund operated as GHS Fund, a closed-end fund with similar investment objectives and policies. On May 15, 2001, GHS Fund was reorganized as an open-end fund through a transfer of all its assets and liabilities to the Advantage Global Health Sciences Fund. Shareholders of GHS Fund received Class A shares of Advantage Global Health Sciences Fund for their shares of GHS Fund.
(4) Since commencement of investment operations on January 24, 1992.

Average annual total return performance is not provided for Global Growth Fund since it was not offered until December 1, 2000 and for Advantage Global Health Sciences Fund since it was not offered until May 16, 2001. Average annual total return performance is computed by finding the average annual compounded rates of return that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                                 P(1 + T)[exponential n] = ERV

where:      P = a hypothetical initial payment of $10,000
            T = average annual total return
            n = number of years
            ERV = ending redeemable value of initial payment

The average annual total return performance figures will be determined by solving the above formula for "T" for each time period indicated.

In conjunction with performance reports, comparative data between that Fund's performance for a given period and other types of investment vehicles, including certificates of deposit, may be provided to prospective investors and shareholders.

In conjunction with performance reports and/or analyses of shareholder services for a Fund, comparative data between that Fund's performance for a given period and recognized indices of investment results for the same period, and/or assessments of the quality of shareholder service, may be provided to shareholders. Such indices include indices provided by Dow Jones & Company, S&P, Lipper Inc., Lehman Brothers, National Association of Securities Dealers Automated Quotations, Frank Russell Company, Value Line Investment Survey, the American Stock Exchange, Morgan Stanley Capital International, Wilshire Associates, the Financial Times Stock Exchange, the New York Stock Exchange, the Nikkei Stock Average and Deutcher Aktienindex, all of which are unmanaged market indicators. In addition, rankings, ratings, and comparisons of investment performance and/or assessments of the quality of shareholder service made by independent sources may be used in advertisements, sales literature or shareholder reports, including reprints of, or selections from, editorials or articles about the Funds. These sources utilize information compiled (i) internally; (ii) by Lipper Inc.; or (iii) by other recognized analytical services. The Lipper Inc. mutual fund rankings and comparisons which may be used by the Funds in performance reports will be drawn from the following mutual fund grouping, in addition to the broad-based Lipper general fund groupings:


                                                     Lipper Mutual
            Fund                                     Fund Category
            ----                                     -------------

            Advantage Fund                           Multi-Cap Core Funds
            Global Growth Fund                       Global Funds
            Advantage Global Health Sciences Fund    Health and Biotech Funds
            Advantage Technology/
                 Telecommunications Fund             Technology Funds

Sources for Fund performance information and articles about the Funds include, but are not limited to, the following:

AMERICAN ASSOCIATION OF INDIVIDUAL INVESTORS' JOURNAL
BANXQUOTE
BARRON'S
BUSINESS WEEK
CDA INVESTMENT TECHNOLOGIES
CNBC
CNN
CONSUMER DIGEST
FINANCIAL TIMES
FINANCIAL WORLD
FORBES
FORTUNE
IBBOTSON ASSOCIATES, INC.
INSTITUTIONAL INVESTOR
INVESTMENT COMPANY DATA, INC.
INVESTOR'S BUSINESS DAILY
KIPLINGER'S PERSONAL FINANCE
LIPPER INC.'S MUTUAL FUND PERFORMANCE ANALYSIS

MONEY
MORNINGSTAR
MUTUAL FUND FORECASTER
NO-LOAD ANALYST
NO-LOAD FUND X
PERSONAL INVESTOR
SMART MONEY
THE NEW YORK TIMES
THE NO-LOAD FUND INVESTOR
U.S. NEWS AND WORLD REPORT
UNITED MUTUAL FUND SELECTOR
USA TODAY
THE WALL STREET JOURNAL
WIESENBERGER INVESTMENT COMPANIES SERVICES
WORKING WOMAN
WORTH


CODE OF ETHICS

INVESCO permits investment and other personnel to purchase and sell securities for their own accounts, subject to a compliance policy governing personal investing. This policy requires INVESCO's personnel to conduct their personal investment activities in a manner that INVESCO believes is not detrimental to the Funds or INVESCO's other advisory clients. The Code of Ethics is on file with, and may be obtained from, the Commission.



FINANCIAL STATEMENTS

The financial statements of the Advantage Fund for the fiscal year ended August 31, 2000 are incorporated herein by reference from the INVESCO Advantage Series Funds, Inc.'s (now known as INVESCO Counselor Series Funds, Inc.) Annual Report to Shareholders dated August 31, 2000 and from the INVESCO Global Health Sciences Fund's Annual Report to Shareholders dated October 31, 2000.

APPENDIX A

BOND RATINGS

The following is a description of Moody's and S&P's bond ratings:

MOODY'S CORPORATE BOND RATINGS

Aaa - Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risk appear somewhat larger than in Aaa securities.

A - Bonds rated A possess many favorable investment attributes, and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa - Bonds rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba - Bonds rated Ba are judged to have speculative elements. Their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any longer period of time may be small.

Caa - Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

S&P Corporate Bond Ratings

AAA - This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

AA - Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

A - Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

BBB - Bonds rated BBB are regarded as having an adequate capability to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in higher rated categories.

BB - Bonds rated BB have less near-term vulnerability to default than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

B - Bonds rated B have a greater vulnerability to default but currently have the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.

CCC - Bonds rated CCC have a currently identifiable vulnerability to default and are dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, they are not likely to have the capacity to pay interest and repay principal.

                          PART C. OTHER INFORMATION
ITEM 23.       EXHIBITS

               (a)  Articles of Incorporation filed April 25, 2000(1)
                    (1) Certificate of Correction to Articles of Incorporation filed November 3, 2000.(4)
                    (2) Articles of Amendment to Articles of Incorporation filed November 8, 2000.(4)
                    (3) Articles Supplementary to Articles of Incorporation filed November 13, 2000.(4)
                    (4) Articles Supplementary to Articles of Incorporation filed May 2, 2001.

               (b)  Bylaws(1)

               (c) Provisions of instruments defining the rights of holders of Registrant's securities are contained in Articles II, IV, VI and VII of the Articles of Incorporation and Articles I, II, V, VI, VII, VIII, IX and X of the Bylaws of the Registrant.

               (d) Investment Advisory Agreement between Registrant and INVESCO Funds Group, Inc. dated August 23, 2000, as amended November 8, 2000, November 29, 2000 and May 15, 2001.

               (e) Underwriting Agreement between Registrant and INVESCO Distributors, Inc. dated June 1, 2000, as amended August 23, 2000, November 8, 2000, November 28, 2000, November 29, 2000 and May 15, 2001.

               (f) Defined Benefit Deferred Compensation Plan for Non-Interested Directors with respect to Advantage Fund and Global Growth Fund as amended November 8, 2000.(4)


               (g) Custody Agreement between Registrant and State Street Bank and Trust Company dated August 24, 2000.(4)

                    (1) Special Custody Account Agreement by and between Registrant, State Street Bank and Trust Company and Morgan Stanley & Co. Incorporated dated August 24, 2000.(4)

                    (2) Additional Fund Letter with respect to Global Growth
                    Fund.

                    (3) Additional Fund Letter with respect to Advantage Global Health Sciences Fund.

               (h) (1) Transfer Agency Agreement between Registrant and INVESCO Funds Group, Inc. dated June 1, 2000, as amended August 23, 2000, November 8, 2000, November 28, 2000, November 29, 2000
                    and May 15, 2001.

                    (2) Administrative Services Agreement between Registrant and INVESCO Funds Group, Inc. dated June 1, 2000, as amended August 23, 2000, November 8, 2000, November 28, 2000,
                    November 29, 2000 and May 15, 2001.

               (i) (1) With regard to INVESCO Advantage Series Funds, Inc., opinion and consent of counsel as to the legality of the securities being registered, indicating whether they will, when sold, be legally issued, fully paid and non-assessable.(2)

                    (2) With regard to INVESCO Global Growth Fund, opinion and consent of counsel as to the legality of the securities being registered, indicating whether they will, when sold, be legally issued, fully paid and non-assessable.(4)

                    (3) With regard to INVESCO Advantage Global Health Sciences Fund, opinion and consent of counsel as to the legality of the securities being registered, indicating whether they will, when sold, be legally issued, fully paid and non-assessable.

               (j)  Consent of Independent Accountants.

               (k)  Not applicable.

               (l)  Not applicable.

               (m) (1) Master Plan and Agreement of Distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940 dated June 1, 2000, as amended August 23, 2000, November 8, 2000, November 29, 2000 and May 15, 2001, with respect to Class
                    A shares.

                    (2) Master Plan and Agreement of Distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940 dated August 23, 2000, as amended November 8, 2000, November 29, 2000 and May 15, 2001, with respect to Class B shares.

                    (3) Master Plan and Agreement of Distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940 dated June 1, 2000, as amended August 23, 2000, November 8, 2000, November 28, 2000, November 29, 2000 and May 15, 2001, with respect to Class C shares.

               (n)  Financial Data Schedule - Not applicable.

               (o) (1) Plan Pursuant to Rule 18f-3 under the Investment Company Act of 1940 with respect to Advantage Fund adopted by the board of directors on May 9, 2000.(4)

               (p)  Code of Ethics pursuant to Rule 17j-1.(4)

               (q)  (1)  Power of Attorney for Victor L. Andrews.(2)
                    (2)  Power of Attorney for Bob R. Baker.(2)
                    (3)  Power of Attorney for Charles W. Brady.(2)
                    (4)  Power of Attorney for Lawrence H. Budner.(2)
                    (5)  Power of Attorney for James T. Bunch.(2)
                    (6)  Power of Attorney for Fred A. Deering.(2)
                    (7)  Power of Attorney for Richard W. Healey.(2)
                    (8)  Power of Attorney for Gerald J. Lewis.(2)
                    (9)  Power of Attorney for John W. McIntyre.(2)
                    (10) Power of Attorney for Larry Soll.(2)
                    (11) Power of Attorney for Wendy L. Gramm.(3)

(1) Previously filed with Registrant's initial Registration Statement on May 2, 2000, and incorporated by reference herein.

(2) Previously filed with Pre-Effective Amendment No. 1 to the Registration Statement on June 26, 2000, and incorporated by reference herein.

(3) Previously filed with Pre-Effective Amendment No. 2 to the Registration Statement on June 29, 2000, and incorporated by reference herein.

(4) Previously filed with Post-Effective Amendment No. 2 to the Registration Statement on November 15, 2000, and incorporated by reference herein.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH INVESCO COUNSELOR SERIES FUNDS, INC. (FORMERLY, INVESCO ADVANTAGE SERIES FUNDS, INC.) (THE "COMPANY")

No person is presently controlled by or under common control with the Company.

ITEM 25.    INDEMNIFICATION

Indemnification provisions for officers, directors and employees of the Company are set forth in Article Seven of the Articles of Incorporation, and are hereby incorporated by reference. See Item 23(a) above. Under these Articles, directors and officers will be indemnified to the fullest extent permitted to directors by the Maryland General Corporation Law, subject only to such limitations as may be required by the Investment Company Act of 1940, as amended, and the rules thereunder. Under the Investment Company Act of 1940, directors and officers of the Company cannot be protected against liability to a Fund or its shareholders to which they would be subject because of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties of their office. The Company also maintains liability insurance policies covering its directors and officers.

ITEM 26.    BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

See "Fund Management" in the Fund's Prospectus and "Management of the Fund" in the Statement of Additional Information for information regarding the business of the investment adviser, INVESCO.

Following are the names and principal occupations of each director and officer of the investment adviser, INVESCO. Certain of these persons hold positions with IDI, a subsidiary of INVESCO.

--------------------------------------------------------------------------------
                             Position with           Principal Occupation and
Name                            Adviser                 Company Affiliation
--------------------------------------------------------------------------------
Mark H. Williamson           Chairman &              Chairman of the Board,
                             Officer                 President & Chief
                                                     Executive Officer
                                                     INVESCO Funds Group, Inc.
                                                     7800 East Union Avenue
                                                     Denver, CO 80237
--------------------------------------------------------------------------------
Raymond R. Cunningham        Officer & Director      Senior Vice President
                                                     INVESCO Funds Group, Inc.
                                                     7800 East Union Avenue
                                                     Denver, CO 80237
--------------------------------------------------------------------------------
William J. Galvin, Jr.       Officer & Director      Senior Vice President &
                                                     Assistant Secretary
                                                     INVESCO Funds Group, Inc.
                                                     7800 East Union Avenue
                                                     Denver, CO 80237
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Mark D. Greenberg            Officer                 Senior Vice President
                                                     INVESCO Funds Group, Inc.
                                                     7800 East Union Avenue
                                                     Denver, CO 80237
--------------------------------------------------------------------------------
Ronald L. Grooms             Officer & Director      Senior Vice President &
                                                     Treasurer
                                                     INVESCO Funds Group, Inc.
                                                     7800 East Union Avenue
                                                     Denver, CO  80237
--------------------------------------------------------------------------------
Brian B. Hayward             Officer                 Senior Vice President
                                                     INVESCO Funds Group, Inc.
                                                     7800 East Union Avenue
                                                     Denver, CO 80237

--------------------------------------------------------------------------------
Richard W. Healey            Officer & Director      Senior Vice President
                                                     INVESCO Funds Group, Inc.
                                                     7800 East Union Avenue
                                                     Denver, CO  80237
--------------------------------------------------------------------------------
William R. Keithler          Officer                 Senior Vice President
                                                     INVESCO Funds Group, Inc.
                                                     7800 East Union Avenue
                                                     Denver, CO 80237
--------------------------------------------------------------------------------
Trent E. May                 Officer                 Senior Vice President
                                                     INVESCO Funds Group, Inc.
                                                     7800 East Union Avenue
                                                     Denver, CO  80237
--------------------------------------------------------------------------------
Charles P. Mayer             Officer                 Senior Vice President
                                                     INVESCO Funds Group, Inc.
                                                     7800 East Union Avenue
                                                     Denver, CO  80237

--------------------------------------------------------------------------------
Timothy J. Miller            Officer & Director      Senior Vice President &
                                                     Chief Investment Officer
                                                     INVESCO Funds Group, Inc.
                                                     7800 East Union Avenue
                                                     Denver, CO  80237
--------------------------------------------------------------------------------
Donovan J. (Jerry) Paul      Officer                 Senior Vice President
                                                     INVESCO Funds Group, Inc.
                                                     7800 East Union Avenue
                                                     Denver, CO  80237
--------------------------------------------------------------------------------
Glen A. Payne                Officer                 Senior Vice President,
                                                     Secretary & General Counsel
                                                     INVESCO Funds Group, Inc.
                                                     7800 East Union Avenue
                                                     Denver, CO  80237
--------------------------------------------------------------------------------
Marie E. Aro                 Officer                 Vice President
                                                     INVESCO Funds Group, Inc.
                                                     7800 East Union Avenue
                                                     Denver, CO  80237
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Jeffrey R. Botwinick         Officer                 Vice President
                                                     INVESCO Funds Group, Inc.
                                                     7800 East Union Avenue
                                                     Denver, CO  80237
--------------------------------------------------------------------------------
Michael K. Brugman           Officer                 Vice President
                                                     INVESCO Funds Group, Inc.
                                                     7800 East Union Avenue
                                                     Denver, CO  80237
--------------------------------------------------------------------------------
Ingeborg S. Cosby            Officer                 Vice President
                                                     INVESCO Funds Group, Inc.
                                                     7800 East Union Avenue
                                                     Denver, CO  80237
--------------------------------------------------------------------------------
Stacie L. Cowell             Officer                 Vice President
                                                     INVESCO Funds Group, Inc.
                                                     7800 East Union Avenue
                                                     Denver, CO  80237
--------------------------------------------------------------------------------
Rhonda Dixon - Gunner        Officer                 Vice President
                                                     INVESCO Funds Group, Inc.
                                                     7800 East Union Avenue
                                                     Denver, CO  80237
--------------------------------------------------------------------------------
Delta L. Donohue             Officer                 Vice President
                                                     INVESCO Funds Group, Inc.
                                                     7800 East Union Avenue
                                                     Denver, CO  80237
--------------------------------------------------------------------------------
Harvey T. Fladeland          Officer                 Vice President
                                                     INVESCO Funds Group, Inc.
                                                     7800 East Union Avenue
                                                     Denver, CO  80237
--------------------------------------------------------------------------------
Linda J. Gieger              Officer                 Vice President
                                                     INVESCO Funds Group, Inc.
                                                     7800 East Union Avenue
                                                     Denver, CO  80237
--------------------------------------------------------------------------------
Richard R. Hinderlie         Officer                 Vice President
                                                     INVESCO Funds Group, Inc.
                                                     7800 East Union Avenue
                                                     Denver, CO  80237
--------------------------------------------------------------------------------
Stuart A. Holland            Officer                 Vice President
                                                     INVESCO Funds Group, Inc.
                                                     7800 East Union Avenue
                                                     Denver, CO  80237
--------------------------------------------------------------------------------
Thomas M. Hurley             Officer                 Vice President
                                                     INVESCO Funds Group, Inc.
                                                     7800 East Union Avenue
                                                     Denver, CO  80237
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Patricia F. Johnston         Officer                 Vice President
                                                     INVESCO Funds Group, Inc.
                                                     7800 East Union Avenue
                                                     Denver, CO  80237
--------------------------------------------------------------------------------
Campbell C. Judge            Officer                 Vice President
                                                     INVESCO Funds Group, Inc.
                                                     7800 East Union Avenue
                                                     Denver, CO 80237
--------------------------------------------------------------------------------
Thomas A. Kolbe              Officer                 Vice President
                                                     INVESCO Funds Group, Inc.
                                                     7800 East Union Avenue
                                                     Denver, CO  80237
--------------------------------------------------------------------------------
Peter M. Lovell              Officer                 Vice President
                                                     INVESCO Funds Group, Inc.
                                                     7800 East Union Avenue
                                                     Denver, CO  80237
--------------------------------------------------------------------------------
James F. Lummanick           Officer                 Vice President & Chief
                                                     Compliance Officer
                                                     INVESCO Funds Group, Inc.
                                                     7800 East Union Avenue
                                                     Denver, CO  80237
--------------------------------------------------------------------------------
Thomas A. Mantone, Jr.       Officer                 Vice President
                                                     INVESCO Funds Group, Inc.
                                                     7800 East Union Avenue
                                                     Denver, CO  80237
--------------------------------------------------------------------------------
George A. Matyas             Officer                 Vice President
                                                     INVESCO Funds Group, Inc.
                                                     7800 East  Union Avenue
                                                     Denver, CO  80237
--------------------------------------------------------------------------------
Corey M. McClintock          Officer                 Vice President
                                                     INVESCO Funds Group, Inc.
                                                     7800 East Union Avenue
                                                     Denver, CO 80237
--------------------------------------------------------------------------------
Douglas J. McEldowney        Officer                 Vice President
                                                     INVESCO Funds Group, Inc.
                                                     7800 East Union Avenue
                                                     Denver, CO 80237
--------------------------------------------------------------------------------
Frederick R. (Fritz) Meyer   Officer                 Vice President
                                                     INVESCO Funds Group, Inc.
                                                     7800 East Union Avenue
                                                     Denver, CO  80237
--------------------------------------------------------------------------------
Stephen A.  Moran            Officer                 Vice President
                                                     INVESCO Funds Group, Inc.
                                                     7800 East Union Avenue
                                                     Denver, CO 80237
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Jeffrey G. Morris            Officer                 Vice President
                                                     INVESCO Funds Group, Inc.
                                                     7800 East Union Avenue
                                                     Denver, CO  80237
--------------------------------------------------------------------------------
Laura M. Parsons             Officer                 Vice President
                                                     INVESCO Funds Group, Inc.
                                                     7800 East Union Avenue
                                                     Denver, CO  80237
--------------------------------------------------------------------------------
Thomas E. Pellowe            Officer                 Vice President
                                                     INVESCO Funds Group, Inc.
                                                     7800 East Union Avenue
                                                     Denver, CO  80237
--------------------------------------------------------------------------------
Dean C. Phillips             Officer                 Vice President
                                                     INVESCO Funds Group, Inc.
                                                     7800 East Union Avenue
                                                     Denver, CO 80237
--------------------------------------------------------------------------------
Pamela J. Piro               Officer                 Vice President
                                                     INVESCO Funds Group, Inc.
                                                     7800 East Union Avenue
                                                     Denver, CO  80237
--------------------------------------------------------------------------------
Sean F. Reardon              Officer                 Vice President
                                                     INVESCO Funds Group, Inc.
                                                     7800 East Union Avenue
                                                     Denver, CO 80237
--------------------------------------------------------------------------------
Dale A. Reinhardt            Officer                 Vice President and
                                                     Controller
                                                     INVESCO Funds Group, Inc.
                                                     7800 East Union Avenue
                                                     Denver, CO  80237
--------------------------------------------------------------------------------
Anthony R. Rogers            Officer                 Vice President
                                                     INVESCO Funds Group, Inc.
                                                     7800 East Union Avenue
                                                     Denver, CO  80237
--------------------------------------------------------------------------------
Gary J. Rulh                 Officer                 Vice President
                                                     INVESCO Funds Group, Inc.
                                                     7800 East Union Avenue
                                                     Denver, CO 80237
--------------------------------------------------------------------------------
Thomas R. Samuelson          Officer                 Vice President
                                                     INVESCO Funds Group, Inc.
                                                     7800 East Union Avenue
                                                     Denver, CO 80237
--------------------------------------------------------------------------------
James B. Sandidge            Officer                 Vice President
                                                     INVESCO Funds Group, Inc.
                                                     7800 East Union Avenue
                                                     Denver, CO 80237
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Thomas H. Scanlan            Officer                 Vice President
                                                     INVESCO Funds Group, Inc.
                                                     7800 East Union Avenue
                                                     Denver, CO 80237
--------------------------------------------------------------------------------
John S. Segner               Officer                 Vice President
                                                     INVESCO Funds Group, Inc.
                                                     7800 East Union Avenue
                                                     Denver, CO 80237
--------------------------------------------------------------------------------
Reagan A. Shopp              Officer                 Vice President
                                                     INVESCO Funds Group, Inc.
                                                     7800 East Union Avenue
                                                     Denver, CO 80237
--------------------------------------------------------------------------------
Terri B. Smith               Officer                 Vice President
                                                     INVESCO Funds Group, Inc.
                                                     7800 East Union Avenue
                                                     Denver, CO 80237
--------------------------------------------------------------------------------
Tane T. Tyler                Officer                 Vice President & Assistant
                                                     General Counsel
                                                     INVESCO Funds Group, Inc.
                                                     7800 East Union Avenue
                                                     Denver, CO 80237
--------------------------------------------------------------------------------
Thomas R. Wald               Officer                 Vice President
                                                     INVESCO Funds Group, Inc.
                                                     7800 East Union Avenue
                                                     Denver, CO  80237
--------------------------------------------------------------------------------
Judy P. Wiese                Officer                 Vice President
                                                     INVESCO Funds Group, Inc.
                                                     7800 East Union Avenue
                                                     Denver, CO  80237
--------------------------------------------------------------------------------
Vaughn A. Greenlees          Officer                 Assistant Vice President
                                                     INVESCO Funds Group, Inc.
                                                     7800 East Union Avenue
                                                     Denver, CO 80237
--------------------------------------------------------------------------------
Matthew A. Kunze             Officer                 Assistant Vice President
                                                     INVESCO Funds Group, Inc.
                                                     7800 East Union Avenue
                                                     Denver, CO 80237
--------------------------------------------------------------------------------
Christopher T. Lawson        Officer                 Assistant Vice President
                                                     INVESCO Funds Group, Inc.
                                                     7800 East Union Avenue
                                                     Denver, CO 80237
--------------------------------------------------------------------------------
Michael D. Legoski           Officer                 Assistant Vice President
                                                     INVESCO Funds Group, Inc.
                                                     7800 East Union Avenue
                                                     Denver, CO 80237
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
William S. Mechling          Officer                 Assistant Vice President
                                                     INVESCO Funds Group, Inc.
                                                     7800 East Union Avenue
                                                     Denver, CO  80237
--------------------------------------------------------------------------------
Donald R. Paddack            Officer                 Assistant Vice President
                                                     INVESCO Funds Group, Inc.
                                                     7800 East Union Avenue
                                                     Denver, CO 80237
--------------------------------------------------------------------------------
Craig J. St. Thomas          Officer                 Assistant Vice President
                                                     INVESCO Funds Group, Inc.
                                                     7800 East Union Avenue
                                                     Denver, CO 80237
--------------------------------------------------------------------------------
Kent T. Schmeckpeper         Officer                 Assistant Vice President
                                                     INVESCO Funds Group, Inc.
                                                     7800 East Union Avenue
                                                     Denver, CO 80237
--------------------------------------------------------------------------------
C. Vince Sellers             Officer                 Assistant Vice President
                                                     INVESCO Funds Group, Inc.
                                                     7800 East Union Avenue
                                                     Denver, CO 80237
--------------------------------------------------------------------------------
Jeraldine E. Kraus           Officer                 Assistant Secretary
                                                     INVESCO Funds Group, Inc.
                                                     7800 East Union Avenue
                                                     Denver, CO 80237
--------------------------------------------------------------------------------

Item 27.   a)     Principal Underwriters

                  INVESCO Bond Funds, Inc.
                  INVESCO Combination Stock & Bond Funds, Inc.
                  INVESCO Counselor Series Funds, Inc. (formerly, INVESCO
                    Advantage Series Funds, Inc.)
                  INVESCO International Funds, Inc.
                  INVESCO Money Market Funds, Inc.
                  INVESCO Sector Funds, Inc.
                  INVESCO Stock Funds, Inc.
                  INVESCO Treasurer's Series Funds, Inc.
                  INVESCO Variable Investment Funds, Inc.

           b)

Positions and                                   Positions and
Name and Principal      Offices with            Offices with
Business Address        Underwriter             the Fund

Raymond R. Cunningham   Senior Vice
7800 E. Union Avenue    President
Denver, CO  80237

William J. Galvin, Jr.  Senior Vice             Assistant
7800 E. Union Avenue    President,              Secretary
Denver, CO  80237       Asst. Secretary &
                        Director

Ronald L. Grooms        Senior Vice             Treasurer &
7800 E. Union Avenue    President,              Chief Financial
Denver, CO  80237       Treasurer, &            and Accounting
                        Director                Officer

Richard W. Healey       Senior Vice             Director
7800 E. Union Avenue    President  &
Denver, CO  80237       Director

Timothy J. Miller       Director
7800 E. Union Avenue
Denver, CO 80237

Glen A. Payne           Senior Vice             Secretary
7800 E. Union Avenue    President,
Denver, CO 80237        Secretary &
                        General Counsel

Pamela J. Piro          Assistant Treasurer     Assistant Treasurer
7800 E. Union Avenue
Denver, CO 80237

Judy P. Wiese           Assistant Secretary     Assistant Secretary
7800 E. Union Avenue
Denver, CO  80237

Mark H. Williamson      Chairman of the Board,  Chairman of the Board,
7800 E. Union Avenue    President, & Chief      President & Chief Executive
Denver, CO 80237        Executive Officer       Officer


               (c)     Not applicable.

ITEM 28.       LOCATION OF ACCOUNTS AND RECORDS

               Mark H. Williamson
               7800 E. Union Avenue
               Denver, CO  80237

ITEM 29.       MANAGEMENT SERVICES

               Not applicable.


ITEM 30.       UNDERTAKINGS

               Not applicable

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Company certifies that it meets all the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment to the Company's initial registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Denver, County of Denver, and State of Colorado, on the 8th day of May, 2001.

Attest:                                   INVESCO Counselor Series Funds, Inc.

/s/ Glen A. Payne                         /s/ Mark H. Williamson
--------------------------------          ----------------------------------
Glen A. Payne, Secretary                  Mark H. Williamson, President


Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the date indicated.

/s/ Mark H. Williamson                    /s/ Lawrence H. Budner*
-------------------------------           -----------------------------
Mark H. Williamson, President &           Lawrence H. Budner, Director
Director (Chief Executive Officer)
                                          /s/ John W. McIntyre*
/s/ Ronald L. Grooms                      ______________________________
_______________________________           John W. McIntyre, Director
Ronald L. Grooms, Treasurer
(Chief Financial and Accounting Officer)  /s/ Richard W. Healey*
                                          -----------------------------
/s/ Victor L. Andrews*                    Richard W. Healey, Director
-------------------------------
Victor L. Andrews, Director               /s/ Fred A. Deering*
                                          -----------------------------
/s/ Bob R. Baker*                         Fred A. Deering, Director
-------------------------------
Bob R. Baker, Director                    /s/ Larry Soll*
                                          -----------------------------
/s/ Charles W. Brady*                     Larry Soll, Director
-------------------------------
Charles W. Brady, Director                /s/ Wendy L. Gramm*
                                          -----------------------------
/s/ James T. Bunch*                       Wendy L. Gramm, Director
-------------------------------
James T. Bunch, Director                  /s/ Gerald J. Lewis*
                                          -----------------------------
                                          Gerald J. Lewis, Director

By_____________________________           By  /s/ Glen A. Payne
  Edward F. O'Keefe                       ---------------------------
  Attorney in Fact                        Glen A. Payne
                                          Attorney in Fact


* Original Powers of Attorney authorizing Edward F. O'Keefe and Glen A. Payne, and each of them, to execute this Post-Effective Amendment to the Registration Statement of the Registrant on behalf of the above named directors and officers of the Registrant were filed with the Securities and Exchange Commission on June 26, 2000 and June 29, 2000.

                                Exhibit Index

                                          Page in
Exhibit Number                            Registration Statement
--------------                            ----------------------
   a(4)                                         133
   d                                            136
   e                                            148
   g(2)                                         160
   g(3)                                         161
   h(1)                                         162
   h(2)                                         179
   i(3)                                         187
   j                                            188
   m(1)                                         189
   m(2)                                         197
   m(3)                                         213